Fund	Ticker
Strategic Advisers® Growth Fund	FSGFX

Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2016

As Revised May 2, 2017

Offered exclusively to certain clients of Strategic Advisers, Inc. (Strategic Advisers) - not available for sale to the general public.

This statement of additional information (SAI) is not a prospectus. Portions of the fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus dated July 30, 2016, or SAI dated July 30, 2016, As Revised May 2, 2017, or an annual report, please call Fidelity at 1-800-544-3455 or visit Fidelity’s web site at www.fidelity.com.

SGF-PTB-0716-02
1.907410.112

245 Summer Street, Boston, MA 02210

INVESTMENT POLICIES AND LIMITATIONS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING AND SELLING INFORMATION
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISERS
MANAGEMENT CONTRACT
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT AGREEMENTS
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are the fund's fundamental investment limitations set forth in their entirety.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Strategic Advisers looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, Strategic Advisers or an affiliate may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by Strategic Advisers does not assign a classification.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

To the extent that the fund acquires the shares of an underlying fund in accordance with Section 12(d)(1)(F) of the 1940 Act, the underlying fund is not obligated to redeem its shares in an amount exceeding 1% of its shares outstanding during any period of less than 30 days. Those underlying fund shares will not be treated as illiquid securities for purposes of the fund's illiquid securities limitation described above to the extent that the fund is able to dispose of such securities by distributing them in kind to redeeming shareholders. (See "Investment Policies and Limitations - Securities of Other Investment Companies.")

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to the fund's fundamental and non-fundamental investment limitations discussed above:

For the fund's limitations on futures and options transactions, see "Investment Policies and Limitations - Futures, Options, and Swaps."

Notwithstanding the foregoing investment limitations, the underlying funds in which the fund may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting the fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying fund are set forth in its registration statement.

In accordance with its investment program as set forth in the prospectus, the fund may invest more than 25% of its assets in any one underlying Fidelity® fund. Although the fund does not intend to concentrate its investments in a particular industry, the fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying funds.

The following pages contain more detailed information about types of instruments in which the fund may invest, techniques the fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. The fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, the fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

Strategic Advisers® Growth Fund may have exposure to instruments, techniques, and risks either directly or indirectly through an investment in an underlying fund. An underlying fund may invest in the same or other types of instruments and its adviser may employ the same or other types of techniques. Strategic Advisers® Growth Fund's performance will be affected by the instruments, techniques, and risks associated with an underlying fund, in proportion to the amount of assets that the fund allocates to that underlying fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "a fund" or "the fund" may relate to Strategic Advisers® Growth Fund or an underlying fund, and references to "an adviser" or "the adviser" may relate to Strategic Advisers (or its affiliates) or a sub-adviser of Strategic Advisers® Growth Fund, or an adviser of an underlying fund.

Borrowing.  If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management.  A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity® funds and other advisory clients only) shares of Fidelity® central funds. Generally, these securities offer less potential for gains than other types of securities.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion.  The trust, on behalf of the Fidelity® fund to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to the fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the fund. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock  represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity® fund's policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Convertible Securities  are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities  are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exchange Traded Funds (ETFs)  are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs)  are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN's share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets.  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions.  A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Foreign Repurchase Agreements.  Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds of Funds and Other Large Shareholders.  Certain Fidelity® funds and accounts (including funds of funds) invest in other funds ("underlying funds") and, as a result, may at times have substantial investments in one or more underlying funds.

An underlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund's performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund's current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund's expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity® fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

Fund's Rights as an Investor.  Fidelity® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The fund's proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps.  The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Strategic Advisers® Growth Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The limitations on the fund's investments in futures contracts, options, and swaps, and the fund's policies regarding futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through FCMs that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price. Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member FCM may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap. It is expected, however, that regulators will adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could reduce the distinction.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity® fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Hybrid and Preferred Securities.  A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer's capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded over-the-counter or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty's creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund's investments in certain hybrid and preferred securities.

Illiquid Securities  cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity® fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt.  The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities  are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Bloomberg Commodity Index Total Return℠.

Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Insolvency of Issuers, Counterparties, and Intermediaries.  Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program.  Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a Fidelity® fund may lend money to, and borrow money from, other funds advised by Fidelity Management & Research Company (FMR) or its affiliates. A Fidelity® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities.  Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Loans and Other Direct Debt Instruments.  Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities.  Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Precious Metals.  Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, a Fidelity® fund intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

Real Estate Investment Trusts.  Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Reforms and Government Intervention in the Financial Markets.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements  involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities  are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements.  In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending.  Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.

Securities of Other Investment Companies,  including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

Short Sales.  Short sales involve the market sale of a security a fund has borrowed from a prime broker with which it has a contractual relationship, with the expectation that the security will underperform either the market or the securities that the fund holds long. A fund closes a short sale by purchasing the same security at the current market price and delivering it to the prime broker.

Until a fund closes out a short position, the fund is obligated to pay the prime broker (from which it borrowed the security sold short) interest as well as any dividends that accrue during the period of the loan. While a short position is outstanding, a fund must also pledge a portion of its assets to the prime broker as collateral for the borrowed security. The collateral will be marked to market daily.

Short positions create a risk that a fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what a fund originally paid for the security together with any transaction costs. A fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price. As a result, a fund may be unable to fully implement its investment strategy due to a lack of available stocks or for other reasons. It is possible that the market value of the securities a fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund's potential volatility. Because a fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the fund resulting from the short sale will be decreased, and the amount of any ultimate gain will be decreased or of any loss will be increased, by the amount of such expenses.

A fund may also enter into short sales against the box. Short sales "against the box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Sources of Liquidity or Credit Support.  Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations  are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Structured Securities  (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Temporary Defensive Policies.  In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.Strategic Advisers® Growth Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts.  Proceeds from shareholder purchases of a Fidelity® fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the fund when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the fund. The fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants.  Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds  do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund’s service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund’s manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

PORTFOLIO TRANSACTIONS

To the extent that Strategic Advisers grants investment management authority over an allocated portion of the fund's assets to a sub-adviser (see the section entitled "Management Contract"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section.

Orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Strategic Advisers (either directly or through its affiliates) or a sub-adviser, pursuant to authority contained in the management contract and the respective sub-advisory agreement.

Strategic Advisers or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

The fund will not incur any commissions or sales charges when it invests in affiliated funds, but it may incur such costs when it invests in non-affiliated funds and when it invests directly in other types of securities, including ETFs.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of the fund periodically review Strategic Advisers' and its affiliates' and each sub-adviser's performance of their respective responsibilities in connection with the placement of portfolio securities transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

Strategic Advisers.

The Selection of Securities Brokers and Dealers

Strategic Advisers or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place the fund's portfolio securities transactions. In selecting securities brokers, including affiliates of Strategic Advisers, to execute the fund's portfolio securities transactions, Strategic Advisers or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to Strategic Advisers' or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, Strategic Advisers or its affiliates may choose to execute an order using ECNs or venues, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, Strategic Advisers or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers or its affiliates also may select a broker that charges more than the lowest commission rate available from another broker. Strategic Advisers or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of Strategic Advisers or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. Strategic Advisers or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Strategic Advisers) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Strategic Advisers or its affiliates.

Research Products and Services.  These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement Strategic Advisers' or its affiliates' own research activities in providing investment advice to the fund.

Execution Services.  In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services.  Although Strategic Advisers or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to Strategic Advisers.  Strategic Advisers' or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services Strategic Advisers or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to Strategic Advisers or its affiliates or have no explicit cost associated with them. In addition, Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

Strategic Advisers' Decision-Making Process.  In connection with the allocation of fund brokerage, Strategic Advisers or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers or its affiliates, viewed in terms of the particular transaction for the fund or Strategic Advisers' or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund's brokerage may not benefit the fund. While Strategic Advisers or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Strategic Advisers, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist Strategic Advisers or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

Research Contracts.  Strategic Advisers or its affiliates have arrangements with certain third-party research providers and brokers through whom Strategic Advisers or its affiliates effect fund trades, whereby Strategic Advisers or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, Strategic Advisers or its affiliates may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers or its affiliates, or that may be available from another broker. Strategic Advisers or its affiliates view hard dollar payments for research products and services as likely to reduce the fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. Strategic Advisers' or its affiliates' determination to pay for research products and services separately is wholly voluntary on Strategic Advisers' or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

Strategic Advisers or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of Strategic Advisers) who have entered into arrangements with Strategic Advisers or its affiliates under which the broker may rebate a portion of the compensation paid by a fund. Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

Strategic Advisers or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS) and Luminex Trading & Analytics LLC (Luminex), with whom they are under common control or affiliated, provided Strategic Advisers or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, Strategic Advisers or its affiliates may place trades with brokers that use NFS or Fidelity Clearing Canada ULC (FCC) as a clearing agent.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, Strategic Advisers or its affiliates may effect spot foreign currency transactions with foreign currency dealers. In certain circumstances, due to local law and regulation, logistical or operational challenges, or the process for settling securities transactions in certain markets (e.g., short settlement periods), spot currency transactions may be effected on behalf of funds by parties other than Strategic Advisers or its affiliates, including funds' custodian banks (working through sub-custodians or agents in the relevant non-U.S. jurisdiction) or broker-dealers that executed the related securities transaction.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other funds managed by Strategic Advisers or its affiliates, investment decisions for the fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by Strategic Advisers to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

FIAM LLC (FIAM).

The Selection of Securities Brokers and Dealers

FIAM or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place the fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FIAM, to execute the fund's portfolio securities transactions, FIAM or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FIAM's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, FIAM or its affiliates may choose to execute an order using ECNs or venues, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and character of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FIAM and/or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for lessening or avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

In seeking best qualitative execution for portfolio securities transactions, FIAM and/or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. FIAM and/or its affiliates also may select a broker that charges more than the lowest commission rate available from another broker. FIAM and/or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of FIAM or in other limited situations. In those situations, the commission rate paid to the second broker is generally the same as the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. FIAM and/or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FIAM) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FIAM or its affiliates.

Research Products and Services.  These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. FIAM or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FIAM's or its affiliates' own research activities in providing investment advice to the fund. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise.

Execution Services.  In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services.  Although FIAM or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in their investment decision-making process (mixed-use products or services). In those circumstances, FIAM or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefits to FIAM.  FIAM's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these products or services with their own resources. However, the trading desks of FIAM and its affiliates are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that FIAM or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FIAM or its affiliates or might not have an explicit cost associated with them. In addition, FIAM or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FIAM's Decision-Making Process.  In connection with the allocation of fund brokerage, FIAM or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FIAM or its affiliates, viewed in terms of the particular transaction for the fund or FIAM's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FIAM or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund's brokerage may not benefit the fund. While FIAM or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FIAM, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FIAM or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which FIAM or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FIAM or its affiliates.

Research Contracts.  FIAM or its affiliates have arrangements with certain third-party research providers and brokers through whom FIAM or its affiliates effect fund trades, whereby FIAM or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FIAM or its affiliates may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FIAM or its affiliates, or that may be available from another broker. FIAM's or its affiliates' determination to pay for research products and services separately (e.g., with hard dollars) is wholly voluntary on FIAM's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FIAM or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of FIAM) who have entered into arrangements with FIAM or its affiliates under which the broker may rebate a portion of the compensation paid by a fund. Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

FIAM or its affiliates may place trades with certain brokers, including NFS and Luminex, with whom they are under common control or affiliated, provided FIAM or its affiliates determine that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the Fund and subject to other applicable law. In addition, FIAM or its affiliates may place trades with brokers that use NFS or Fidelity Clearing Canada ULC (FCC) as a clearing agent.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FIAM or its affiliates may effect spot foreign currency transactions with foreign currency dealers or may engage a third party to do so. In certain circumstances, due to local law and regulation, logistical or operational challenges, or the process for settling securities transactions in certain markets (e.g., short settlement periods), spot currency transactions may be effected on behalf of funds by parties other than FIAM or its affiliates, including funds' custodian banks (working through sub-custodians or agents in the relevant non-U.S. jurisdiction) or broker-dealers that executed the related securities transaction.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other Fidelity® funds, investment decisions for the fund are made independently from those of other Fidelity® funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FIAM to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

ClariVest Asset Management LLC (ClariVest).

ClariVest’s principal objective in selecting broker/dealers and entering Client trades is to obtain best execution for Clients’ transactions. As such, ClariVest will follow procedures to ensure that it is seeking to receive the best execution available on Client trades as there may be conflicts of interests that on occasion arise in the trading function. ClariVest’s full policy regarding portfolio transactions is contained in its Compliance Manual.

Best Execution

It is ClariVest’s policy to always seek best execution for Client securities transactions. ClariVest maintains a process for ensuring that (1) it is seeking to execute client transactions under the most favorable terms given the circumstances and (2) ClariVest has made a good faith determination that the commissions paid are reasonable in relation to the value of the services provided. All broker-dealers are unaffiliated with ClariVest. ClariVest considers the full range and quality of the broker-dealer’s service in selecting broker-dealers to meet best execution obligations, and may not pay the lowest commission rate available. ClariVest shall evaluate its efforts to seek to obtain best execution on Client trades through:

• initial review of individual broker-dealers,

• contemporaneous reviews of trading by ClariVest’s Portfolio Managers, and

• quarterly Best Execution Committee meetings. The Best Execution Committee meetings shall include the Chief Investments Officer, CCO and representatives from the Portfolio Management and Operations teams.

ClariVest will not enter into any formal “soft dollar commitments/arrangements”, written or verbal, explicit or implied, with any broker-dealers. A soft dollar commitment/arrangement is viewed by ClariVest as a commitment, understanding or agreement to pay increased commissions, or direct trades to a broker-dealer, in exchange for the receipt of research. ClariVest may, however, effect transactions for clients with broker-dealers who provide ClariVest with research or brokerage products and services, providing lawful and appropriate assistance to the Firm in the performance of its investment decision-making responsibilities. Research and brokerage products and services received from broker-dealers are supplemental to ClariVest’s own research efforts. ClariVest does not separately compensate broker-dealers with soft dollars for such products and services. Portfolio Managers consider the full range and quality of a broker-dealer’s services when placing brokerage to ensure that transactions are the most favorable under the circumstances.

Allocation of Trades

ClariVest’s allocation procedures seek to allocate investment opportunities among clients in the fairest possible way taking into account all clients’ best interests. ClariVest will follow procedures to ensure that allocations do not involve a practice of favoring or discriminating against any client or group of clients. The firm’s policy is to allocate all trades (initial as well as position building) on a pro-rata basis across all client accounts, unless outside factors (such as client guidelines) prevent such allocation. ClariVest performs this allocation prior to trading, and securities are subsequently allocated by the end of the trading day.

Allocation of Brokerage

Portfolio Managers seek to allocate trades across a variety of broker-dealers in an effort to minimize exposure to any single broker-dealer and to mitigate the potential negative consequences to ClariVest’s ability to obtain best execution should there be personnel or other management changes at the broker-dealers. Portfolio Managers may utilize any number of trading venues to execute transactions with a broker-dealer from ClariVest’s approved broker-dealer list.

Order Aggregation

Orders for the same security entered at the same time on behalf of more than one Client in a strategy will generally be aggregated (i.e., blocked or bunched) when possible, subject to the aggregation being in the best interests of all participating Clients. Orders for the same security entered at the same time across various strategies may be aggregated, subject to the aggregation being in the best interests of all participating Clients. All Clients participating in each aggregated order shall receive the average price and subject to minimum ticket charges, pay a pro-rata portion of commissions. Orders for the same security may be traded at the same time with different broker-dealers (and possibly obtain different execution) for a variety of reasons, including if the security is being traded differently.

Loomis, Sayles & Company, L.P. (Loomis Sayles).

Portfolio Transactions

In placing orders for the purchase and sale of equity securities, Loomis Sayles selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers or dealers, (b) research and other products or services (as described in the section “Soft Dollars” below) provided by such brokers or dealers which are expected to enhance Loomis Sayles’ general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers or dealers involved, (f) the risk in positioning a block of securities, (g) the quality of the overall brokerage and research services provided by the broker or dealer, and (h) fair dealing.

Loomis Sayles may place orders for a fund which, combined with orders for its other clients, may impact the price of the relevant security. This could cause a fund to obtain a worse price on the transaction than would otherwise be the case if the orders were placed in smaller amounts or spread out over a longer period of time.

Subject to the overriding objective of obtaining the best possible execution of orders, Loomis Sayles may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period.

Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles’ opinion, can provide the best overall net results for its clients. Transactions in equity securities are frequently executed through a primary market maker, but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Equity securities may also be purchased from underwriters at prices which include underwriting fees.

Soft Dollars

Loomis Sayles’ receipt of brokerage and research products or services are factors in Loomis Sayles’ selection of a broker-dealer to execute transactions for client accounts where Loomis Sayles believes that the broker-dealer will provide quality execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles’ own assets or may, in connection with transactions in equity securities effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (i.e. “soft dollars”).

For purposes of this soft dollars discussion, the term “commission” includes commissions paid to brokers in connection with transactions effected on an agency basis. Loomis Sayles does not generate soft dollars on fixed income transactions. However, certain fixed income accounts that invest in equities may generate soft dollars on said equity transactions. Furthermore, certain fixed income accounts that invest in equities may prohibit soft dollars.

Loomis Sayles will only acquire research and brokerage products and services with soft dollars if they qualify as eligible products and services under the safe harbor of Section 28(e) of the Securities Exchange Act of 1934. Eligible research services and products that may be acquired by Loomis Sayles are those products and services that may provide advice, analysis or reports that will aid Loomis Sayles in carrying out its investment decision-making responsibilities. Eligible research must reflect the expression of reasoning or knowledge (having inherently intangible and non-physical attributes) and may include the following research items: traditional research reports; discussions with research analysts and corporate executives; seminars or conferences; financial and economic publications that are not targeted to a wide public audience; software that provides analysis of securities portfolios; market research including pre-trade and post-trade analytics; and market data. Eligible brokerage services and products that may be acquired by Loomis Sayles are those services or products that (i) are required to effect securities transactions; (ii) perform functions incidental to securities transactions; or (iii) are services that are required by an applicable self-regulatory organization (“SRO”) or SEC rule(s). The brokerage and research products or services provided to Loomis Sayles by a particular broker-dealer may include both (a) products and services created by such broker-dealer, (b) products and services created by other broker-dealers, and (c) products and services created by a third party (“third-party services”). All soft dollar services are reviewed and approved by Loomis Sayles’ Chief Compliance Officer.

If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a “research use”) and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such “mixed-use item” between the research and non-research uses, and will only use soft dollars to pay for the portion of the cost relating to its research use. As of the date of this SAI, there are no mixed-use services being provided to Loomis Sayles.

In connection with Loomis Sayles’ use of soft dollars, a client’s account may pay a broker-dealer an amount of commission for effecting a transaction for the client’s account in excess of the amount of commission it or another broker-dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services provided by the broker-dealer, viewed in terms of either the particular transaction or Loomis Sayles’ overall responsibilities with respect to the accounts as to which Loomis Sayles exercises investment discretion.

Loomis Sayles may use soft dollars to acquire brokerage or research products and services that have potential application to all client accounts or to a certain group of client accounts. However, the products or services may not be used in connection with the management of some of the accounts which paid commissions to the broker-dealer providing the products or services and may be used in connection with the management of other accounts. Furthermore, while some clients do not generate soft dollar commissions, such as Wrap/Model Program clients, clients with directed brokerage or zero commission arrangements (which may limit or prevent Loomis Sayles from using such clients’ commissions to pay for research and research services), and certain fixed income accounts, they may still benefit from the research provided to Loomis Sayles in connection with other transactions placed for other clients. As a result, certain clients may have more of their commissions directed for research and research services than others.

Loomis Sayles’ use of soft dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of soft dollars also benefits client accounts as described above.

Client Commission Arrangements

Loomis Sayles has entered into several client commission arrangements (“CCAs”) (also known as commission sharing arrangements) with some of its key broker-dealer relationships. Over the past few years, Loomis Sayles has significantly reduced the number of brokers with which it will trade. In a CCA, subject to best execution, Loomis Sayles will allocate a higher portion of its clients’ equity trading with broker-dealers who unbundle their commission rates in order to enable Loomis Sayles to separately negotiate rates for execution and research and research services. The execution rates Loomis Sayles has negotiated with such firms vary depending on the type of orders Loomis Sayles executes with the CCAs (i.e. electronic or traditional).

Pursuant to the CCA agreements Loomis Sayles has with these broker-dealers, each firm will pool the research commissions accumulated during a calendar quarter and then, at the direction of Loomis Sayles, pay various broker-dealers and third party services from this pool for the research and research services such firms have provided to Loomis Sayles. These CCAs are deemed to be soft dollar arrangements, and Loomis Sayles and each CCA intends to comply with the applicable requirements of Section 28(e) of the Securities Exchange Act of 1934, as amended, as well as the Commission Guidance Regarding Client Commission Practices under Section 28(e) in the SEC Release No. 34-54165 dated July 18, 2006.

Loomis Sayles has a comprehensive internal voting process whereby Loomis Sayles’ equity portfolio managers, research analysts and strategists vote on various aspects of a broker-dealer’s qualitative services, which include without limitation: research and other services, idea generation, models, expert consultants, political and economic analysts, technical analysts, discussions with research analysts and corporate executives, seminars and conferences (“The Equity Research Vote”). The Equity Research Vote is performed on a quarterly basis, and the results are provided to the Equity Traders as guidance to which broker-dealers are providing the most valued qualitative services. These results are also used as a tool for estimating commission targets for various broker-dealers.

As a result of guidance from the UK Financial Conduct Authority, Loomis Sayles pays broker-dealers a “Corporate Access” arrangement fee in hard dollars.

The CCAs enable Loomis Sayles to strengthen its relationships with its key broker-dealers, and limit the broker-dealers with whom it trades to those with whom it has FIX connectivity, while still maintaining the research relationships with broker-dealers that provide Loomis Sayles with research and research services. In addition, the ability to unbundle the execution and research components of commissions enables Loomis Sayles to provide greater transparency to its clients in their commission reports.

In addition to trading with the CCA broker-dealers discussed above, Loomis Sayles continues to trade with full service broker-dealers and ECNs, ATSs and other electronic systems.

Aggregation of Orders

When Loomis Sayles believes it is desirable, appropriate and feasible to purchase or sell the same security for a number of client accounts at the same time, Loomis Sayles may (but is not obligated to) aggregate its clients’ orders (“Aggregated Orders”), including orders on behalf of affiliated clients and hedge funds, in a way that seeks to obtain more favorable executions, in terms of the price at which the security is purchased or sold, the cost of the execution of the orders, and the efficiency of the processing of the transactions. Subject to certain exceptions, all client accounts participating in an Aggregated Order, including affiliated clients and hedge funds, will participate at the average price at which the Aggregated Order was executed and will bear a pro rata portion of the execution cost of the Aggregated Order.

Orders may be (but are not required to be) added to a block over a reasonable period of time during the trading day without first allocating executed shares if the traders believe that the additional orders are based on the same news item, analyst recommendation or other triggering event that prompted the first order.

Although Loomis Sayles believes that the ability to aggregate orders for client accounts will in general benefit its clients as a whole over time, in any particular instance, such aggregation may result in a less favorable price or execution for any particular client than might have been obtained if a particular transaction had been effected on an unaggregated basis.

With respect to client accounts that have provided Loomis Sayles with directions to use specific brokers or dealers to execute some or all of their trades, compliance with such directions may in some instances result in such a directed brokerage account not participating in an Aggregated Order. As a result, the directed brokerage account may receive a less favorable price or execution, or incur higher execution costs, in particular transactions than if the directed brokerage account had participated in an Aggregated Order with other client accounts.

Massachusetts Financial Services Company (MFS).

Specific decisions to purchase or sell securities for the fund are made by persons affiliated with MFS. Any such person may serve other clients of MFS or any subsidiary of MFS in a similar capacity.

MFS places all fund orders for the purchase or sale of securities with the primary objective of seeking to obtain the best execution from responsible broker/dealers at competitive rates. MFS seeks to deal with broker/dealers that can provide high quality execution services. In seeking best execution, MFS takes into account all factors it considers to be relevant, including by way of illustration: price; the size of the transaction; the nature of the market of the security; the amount of the commission; the timing and impact of the transaction considering market prices and trends; the reputation, experience, and financial stability of the broker/dealer involved; the willingness of the broker/dealer to commit capital; the need for anonymity in the market; and the quality of services rendered by the broker/dealer in other transactions, which may include the quality of the research and brokerage services provided by the broker/dealer. MFS may place fund orders with Luminex Trading & Analytics LLC, an alternative trading system in which MFS owns a 4.9% stake.

In certain circumstances, such as a buy-in for failure to deliver, MFS is not able to select the broker/dealer who will transact to cover the failure. For example, if the fund sells a security short and is unable to deliver the securities sold short, the broker/dealer through whom the fund sold short must deliver securities purchased for cash, (i.e., effect a buy-in, unless it knows that the fund either is in the process of forwarding the securities to the broker/dealer or will do so as soon as possible without undue inconvenience or expense). Similarly, there can also be a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold. If the broker/dealer effects a buy-in, MFS will be unable to control the trading techniques, methods, venues, or any other aspect of the trade used by the broker/dealer.

Commission rates for equity securities and some derivatives vary depending upon trading techniques, methods, venues, and broker/dealers selected as well as the market(s) in which the securities are traded and their relative liquidity. MFS may utilize numerous broker/dealers and trading venues and strategies in order to seek the best execution for client transactions. MFS periodically and systematically reviews the performance of the broker/dealers that execute fund transactions, including the commission rates paid to broker/dealers by considering the value and quality of brokerage and research services provided. The quality of a broker/dealer’s services is measured by analyzing various factors that could affect the execution of trades. These factors include the ability to execute trades with a minimum of market impact, the speed and efficiency of executions, electronic trading capabilities, adequacy of capital, commitment of capital when necessary or desirable, market color provided to MFS, and accommodation of MFS' special needs. MFS may employ outside vendors to provide reports on the quality of broker/dealer executions.

In the case of securities traded in the over-the-counter market, portfolio transactions may be effected either on an agency basis, which involves the payment of negotiated brokerage commissions to the broker/dealer (including electronic communication networks, multilateral trading facilities, or alternative trading systems), or on a principal basis at net prices without commissions, including compensation to the broker/dealer in the form of a mark-up or mark-down, depending on where MFS believes best execution is available. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to MFS on tender or exchange offers. Such soliciting or dealer fees are, in effect, recaptured by the fund.

In allocating brokerage, MFS may take into consideration the receipt of research and brokerage services, consistent with its obligation to seek best execution for fund transactions. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (‘‘Section 28(e)’’), MFS may cause the fund to pay a broker/dealer which provides “Brokerage and Research Services” (as defined by Section 28(e)) to MFS an amount of commission for effecting a securities transaction for the fund in excess of the amount other broker/dealers would have charged for the transaction if MFS determines in good faith that the greater commission is reasonable in relation to the value of the Brokerage and Research Services provided by the executing broker/dealer viewed in terms of either a particular transaction or MFS' overall responsibilities to the fund and its other clients. ‘‘Commissions,’’ as currently interpreted by the SEC, include fees paid to broker/dealers for trades conducted on an agency basis, and certain mark-ups, markdowns, commission equivalents, and other fees received by broker/dealers in riskless principal transactions. "Research Commissions" represent the portion of Commissions (and other fees paid in non-U.S. transactions that are not considered Commissions) that is paid on transactions in excess of the portion that compensates the broker/dealer for executing, clearing, and/or settling the transaction.

Brokerage and Research Services includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities; and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or required in connection therewith by applicable rules. Such services can include access to corporate management; industry conferences; research field trips to corporate management and/or to tour manufacturing, production, or distribution facilities; statistical, research, and other factual information or services such as: investment research reports; access to analysts; execution systems and trading analytics; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations (collectively, "Research").

MFS has entered into client commission agreements with broker/dealers that execute, clear, or settle securities transactions on behalf of MFS' clients (“Executing Brokers”) which provide for the Executing Brokers to pool a portion of the Commissions paid by the fund and other accounts for securities transactions (“Pooled Commissions”). Pooled Commissions also include a portion of the Commissions paid in connection with the transactions of affiliates of MFS. Executing Brokers pay a portion of Pooled Commissions to providers of Research to MFS (“Research Providers”).

To the extent a Research Provider plays no role in executing client securities transactions, any Research prepared by that Research Provider would constitute third party research. MFS may use brokerage commissions, including Pooled Commissions, from the fund’s portfolio transactions to acquire Research, subject to the procedures and limitations described below.

MFS establishes a semi-annual budget for Research paid for with Research Commissions ("Global Budget"). MFS and its affiliates allocate Research Commissions through a research vote process ("Research Vote") in which the investment professionals of MFS and its affiliates assess the value of Research provided to MFS and its affiliates by Research Providers (which may include Executing Brokers) ("Research Firms") during the period. MFS ascribes a dollar amount to each vote which, in total, is intended to equal the Global Budget for the period. Investment professionals are not required to spend all of their votes. MFS uses the Research Vote as a guide for allocating Pooled Commissions to Research Firms subject to each semi-annual period's Global Budget. Compensation for Research may also be made pursuant to commissions paid on trades (“Trade Commissions”) executed by a Research Provider who is registered as a broker/dealer (“Broker Provider”). To the extent that payments for Research to a Broker Provider are made pursuant to Trade Commissions, MFS and its affiliates will reduce the amount of Pooled Commissions to be paid to that Broker Provider for its Research by a portion of the Trade Commission. MFS reserves the right to pay cash to the Research Firm from its own resources in an amount MFS determines in its discretion.

If MFS determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), MFS may allocate the costs of such service or product accordingly in its reasonable discretion. MFS will allocate Research Commissions to Research Firms only for the portion of the service or product that MFS determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

The Research is provided to MFS for no consideration other than Research Commissions. In determining whether a service or product qualifies as Brokerage or Research Services, MFS evaluates whether the service or products provides lawful and appropriate assistance to MFS in carrying out its investment decision-making responsibilities. It is often not possible to place a dollar value on the Brokerage and Research Services provided to MFS by broker/dealers. The determination and evaluation of the reasonableness of the Research Commissions paid is primarily based on the professional opinions of the investment professionals who utilize the Research provided by the broker/dealers.

The advisory fee paid by the fund to MFS is not reduced as a consequence of MFS' receipt of Research. To the extent the fund's portfolio transactions are used to obtain Research, the brokerage commissions paid by the fund might exceed those that might otherwise be paid for execution only.

Through the use of Research acquired with Research Commissions, MFS avoids the additional expenses that it would incur if it developed comparable information through its own staff or if it purchased such Research with its own resources. As a result, the fund pays more for its portfolio transactions than if MFS caused the fund to pay execution only rates. MFS may have an incentive to select or recommend a broker/dealer based on its interest in receiving Research rather than the fund's interest in receiving lower commission rates. The Research received may be useful and of value to MFS or its affiliates in serving both the fund and other clients of MFS or its affiliates. Accordingly, not all of the Research provided by broker/dealers through which the fund effects securities transactions may be used by MFS in connection with the fund.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

The following table shows the fund's portfolio turnover rate for the fiscal periods ended May 31, 2016 and 2015. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in Strategic Advisers' investment outlook.

Turnover Rates	2016	2015
Strategic Advisers® Growth Fund	30%	40%

During the fiscal year ended May 31, 2016, the fund held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by the fund as of the fiscal year ended May 31, 2016.

Fund	Regular Broker or Dealer	Aggregate Value of Securities Held
Strategic Advisers® Growth Fund	Goldman Sachs Group, Inc.	$18,770,796
	JPMorgan Chase & Co.	$72,730,687

The following table shows the total amount of brokerage commissions paid by the fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended May 31, 2016, 2015, and 2014. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
Strategic Advisers® Growth Fund	May 31
	2016	$2,342,956	0.02%
	2015	$ 2,467,235	0.02%
	2014	$2,647,916	0.02%

During the past three fiscal years, the following brokerage commissions were paid to affiliated brokers:

Fund(s)	Fiscal Year End May 31	Broker	Affiliated With	Transactions Initiated By	Commissions	Percentage of Aggregate Brokerage Commissions	Percentage of Aggregate Dollar Amount of Brokerage Transactions
Strategic Advisers® Growth Fund	2016	BoA Merrill Lynch (BIDS)	MSIM	MSIM	$1,452	0.06%	0.03%
	2016	Fidelity Capital Markets	FMR LLC/Strategic Advisers	FIAM	$674	0.03%	0.07%
	2015	BoA Merrill Lynch (BIDS)	MSIM	MSIM	$6,999
	2015	Fidelity Capital Markets	FMR LLC/Strategic Advisers	PGA	$1,197
	2014	Fidelity Capital Markets	FMR LLC/Strategic Advisers	MSIM	$34
	2014	Merrill Lynch	MSIM	MSIM	$10,165

Brokerage commissions may vary significantly from year to year due to a variety of factors, including the types of investments selected by the sub-adviser(s), changes in transaction costs, and market conditions.

The following table shows the dollar amount of brokerage commissions paid to firms that may have provided research or brokerage services and the approximate dollar amount of the transactions involved for the fiscal year ended 2016.

Fund	Fiscal Year Ended	$ Amount of Commissions Paid to Firms for Providing Research or Brokerage Services	$ Amount of Brokerage Transactions Involved
Strategic Advisers® Growth Fund	May 31, 2016	$1,691,213	$5,159,984,203

VALUATION

NAV is the value of a single share. NAV is computed by adding the value of a fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation responsibilities to Strategic Advisers. Strategic Advisers has established the Strategic Advisers Fair Value Committee (the Committee) to fulfill these responsibilities. The Committee may rely on information and recommendations provided by affiliates of Strategic Advisers in fulfilling its responsibilities, including the fair valuation of securities.

Shares of underlying funds (other than ETFs) held by a fund are valued at their respective NAVs. If an underlying fund's NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying Fidelity® non-money market fund, are valued as follows:

Most equity securities (including securities issued by ETFs) are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Board of Trustees. A number of pricing services are available and the funds may use more than one of these services. The funds may also discontinue the use of any pricing service at any time. Strategic Advisers engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

The Board of Trustees of the underlying Fidelity® funds has ultimate responsibility for pricing portfolio securities and assets held by those funds, but has delegated day-to-day valuation responsibilities to FMR. FMR has established the FMR Fair Value Committee (FMR Committee) to fulfill these responsibilities.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the FMR Committee or the Committee, are deemed unreliable will be fair valued in good faith by the FMR Committee or the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the FMR Committee or the Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the FMR Committee or the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the FMR Committee and the Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Portfolio securities and assets held by an underlying Fidelity® money market fund are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a money market fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees of an underlying Fidelity® money market fund consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a money market fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

Strategic Advisers reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the fund’s investments and ratifies the fair value determinations of the Committee.

BUYING AND SELLING INFORMATION

Shares of the fund are offered only to certain clients of Strategic Advisers that have granted Strategic Advisers discretionary investment authority. If you are not currently a Strategic Advisers client, please call 1-800-544-3455 for more information.

Investors participating in a Strategic Advisers® discretionary investment program are charged an annual advisory fee based on a percentage of the average market value of assets in their account. The stated fee is then reduced by a credit reflecting the amount of fees, if any, received by Strategic Advisers or its affiliates from mutual funds for investment management or certain other services.

The fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Strategic Advisers determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the fund's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

The fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. The fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, the fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

Dividends. A portion of the fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of the fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Capital Gain Distributions. The fund's long-term capital gain distributions, including amounts attributable to an underlying fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

Returns of Capital. If the fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold in taxable accounts.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by the fund with respect to foreign securities held directly by the fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by the fund. As a general matter, if, at the close of its fiscal year, more than 50% of the fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of the fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. The amount of foreign taxes paid by the fund will be reduced to the extent that the fund lends securities over the dividend record date. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 18 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function.  Robert A. Lawrence is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds, Fidelity's equity and high income funds, and Fidelity's sector portfolios. The fund may invest in Fidelity® funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bruce T. Herring (1965)

Year of Election or Appointment: 2015

Trustee

Mr. Herring also serves as Trustee of other funds. Mr. Herring serves as Chairman and President (2015-present) and Director (2016-present) of Strategic Advisers, Inc. (investment adviser firm), and President of Fidelity Research & Analysis Company (investment adviser firm, 2010-present). Previously, Mr. Herring served as Group Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-2015) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2005-2013), Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of FMR, Vice President of FMR Co., Inc. (investment adviser firm, 2001-2007), and as a portfolio manager.

Robert A. Lawrence (1952)

Year of Election or Appointment: 2016

Trustee

Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Peter C. Aldrich (1944)

Year of Election or Appointment: 2006

Trustee

Mr. Aldrich also serves as Trustee of other funds. Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of the funds of BlackRock Realty Group (2006-present), and a Director of LivelyHood, Inc. (private corporation, 2013-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as a Director of Zipcar, Inc. (car sharing services, 2001-2009) and as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston (emeritus) and Massachusetts Eye and Ear Infirmary.

Amy Butte Liebowitz (1968)

Year of Election or Appointment: 2011

Trustee

Ms. Butte also serves as Trustee of other funds. She is a Board Observer for Carbon38 (e-commerce, 2015-present), Strategic Advisor to the Long-Term Stock Exchange (financial technology start-up company, 2015-present), and member of the Advisory Board of and on air contributor for Wall Street Week (investment news, 2015-present). Ms. Butte was the founder and Chief Executive Officer of TILE Financial and SpendGrowGive (financial internet service, 2008-2012). Previously, Ms. Butte served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008) and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte is a member of the Economic Club of New York and WomenCorporateDirectors. Ms. Butte previously served as a member of the Boards of Accion International, Women’s Forum of New York, National Organization of Investment Professionals, and YMCA of Greater New York and on the Corporate Advisory Board of the New York City Ballet. Ms. Butte is also an alumna of the World Economic Forum's Young Global Leader program and the French American Young Leader program.

Ralph F. Cox (1932)

Year of Election or Appointment: 2006

Trustee

Mr. Cox also serves as Trustee of other funds. Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Mary C. Farrell (1949)

Year of Election or Appointment: 2013

Trustee

Ms. Farrell also serves as Trustee or Member of the Advisory Board of other funds. Ms. Farrell is a Director of the W.R. Berkley Corporation (insurance provider) and President (2009-present) and Director (2006-present) of the Howard Gilman Foundation (charitable organization). Previously, Ms. Farrell was Managing Director and Chief Investment Strategist at UBS Wealth Management USA and Co-Head of UBS Wealth Management Investment Strategy & Research Group (2003-2005). Ms. Farrell also served as Investment Strategist at PaineWebber (1982-2000) and UBS PaineWebber (2000-2002). Ms. Farrell also serves as Trustee on the Board of Overseers of the New York University Stern School of Business, as Chairman of the Board of Trustees of Yale-New Haven Hospital, and on the Yale New Haven Health System Board.

Karen Kaplan (1960)

Year of Election or Appointment: 2006

Trustee

Ms. Kaplan also serves as Trustee of other funds. Ms. Kaplan is Chairman (2014-present), Chief Executive Officer (2013-present), and President (2007-2013) of Hill Holliday (advertising and specialized marketing). Ms. Kaplan is a Director of The Michaels Companies, Inc. (specialty retailer, 2015-present), Member of the Board of Governors of the Chief Executives’ Club of Boston (2010-present), Member of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present), Director of the National Association of Corporate Directors Chapter (2012-present), Member of the Board of Trustees of the Post Office Square Trust (2012-present), Member of the Brigham and Women’s Hospital President's Advisory Council (2014-present), and Overseer of the Boston Symphony Orchestra (2014-present). Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), a member of the Clinton Global Initiative (2010-2015), Director of DSM (dba Delta Dental and DentaQuest) (2004-2014), Formal Appointee of the 2015 Baker-Polito Economic Development Council, Director of Vera Bradley Inc. (designer of women’s accessories, 2012-2015), Member of the Board of Directors of the Massachusetts Conference for Women (2008-2015), Member of the Board of Directors of Jobs for Massachusetts (2012-2015), President of the Massachusetts Women’s Forum (2008-2010), Treasurer of the Massachusetts Women’s Forum (2002-2006), and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Howard E. Cox, Jr. may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Howard E. Cox, Jr. (1944)

Year of Election or Appointment: 2009

Member of the Advisory Board

Mr. Cox also serves as Member of the Advisory Board of other funds. Mr. Cox is a Partner of Greylock (venture capital, 1971-present) and a Director of Stryker Corporation (medical products and services, 1974-present). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010). Mr. Cox also serves as a Member of the Secretary of Defense's Business Board of Directors (2008-present), a Director of Business Executives for National Security (1997-present), a Director of the Brookings Institution (2010-present), a Director of the World Economic Forum’s Young Global Leaders Foundation (2009-present), and is a Member of the Harvard Medical School Board of Fellows (2002-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Brian J. Blackburn (1975)

Year of Election or Appointment: 2014

Assistant Secretary

Mr. Blackburn also serves as an officer of other funds. Mr. Blackburn serves as Vice President & Associate General Counsel (2013-present) and is an employee of Fidelity Investments (2007-present).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2012

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2015

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2015

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers, Inc. (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

John Hitt (1967)

Year of Election or Appointment: 2014

Secretary and Chief Legal Officer

Mr. Hitt also serves as an officer of other funds. Mr. Hitt serves as Senior Vice President and Deputy General Counsel in Fidelity's Asset Management Group (2010-present) and is an employee of Fidelity Investments.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Standing Committees of the Trustees. The Board of Trustees has established two committees to supplement the work of the Board as a whole. The members of each committee are Independent Trustees.

The Audit and Compliance Committee is composed of Ms. Butte Liebowitz (Chair), Mr. Aldrich, Mr. Ralph Cox, and Mses. Farrell and Kaplan. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. The committee determines whether at least one member of the committee is an "audit committee financial expert" as defined in rules promulgated by the SEC under the Sarbanes-Oxley Act of 2002. The committee normally meets in conjunction with in person meetings of the Board of Trustees, or more frequently as called by the Chair or a majority of committee members. The committee meets separately periodically with the fund's Treasurer, the fund's Chief Financial Officer, the fund's CCO, personnel responsible for the internal audit function of FMR LLC, and the fund's outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the fund for the purpose of preparing or issuing an audit report or related work. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the fund and the fund's service providers, (ii) the financial reporting processes of the fund, (iii) the independence, objectivity and qualification of the auditors to the fund, (iv) the annual audits of the fund's financial statements, and (v) the accounting policies and disclosures of the fund. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations (auditor independence regulations) of the SEC. It is responsible for approving all audit engagement fees and terms for the fund and for resolving disagreements between the fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the fund report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the fund and any service providers consistent with Public Company Accounting Oversight Board (PCAOB) Ethics and Independence Rule 3526, Communication with Audit Committees Concerning Independence. The committee will discuss with the outside auditors any such disclosed relationships and their impact on the auditor's independence and objectivity. The committee will receive reports of compliance with provisions of the auditor independence regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the fund's service providers' internal controls and reviews with management, internal audit personnel of FMR LLC, and outside auditors the adequacy and effectiveness of the fund's and service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the fund's ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the fund's or service provider's internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the fund's financial statements and any material reports or inquiries received from regulators or governmental agencies. The committee reviews at least annually a report from the outside auditor describing (i) any material issues raised by the most recent internal quality control review, peer review, or PCAOB examination of the auditing firm and (ii) any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm since the most recent report and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the fund's financial reporting process from the fund's Treasurer and outside auditors and will receive reports from any outside auditor relating to (i) critical accounting policies and practices used by the fund, (ii) alternative accounting treatments that the auditor has discussed with Strategic Advisers, and (iii) other material written communications between the auditor and Strategic Advisers (as determined by the auditor). The committee will discuss with Strategic Advisers, the fund's Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the fund. The committee will review with Strategic Advisers, the fund's Treasurer, outside auditors, and internal audit personnel of FMR LLC (to the extent relevant) the results of audits of the fund's financial statements. The committee will discuss regularly and oversee the review of the fund's major internal controls exposures, the steps that have been taken to monitor and control such exposures, and any risk management programs relating to the fund. The committee also oversees the administration and operation of the compliance policies and procedures of the fund and fund's service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee of the Board of Trustees or reserved to the Board itself. The committee has responsibility for recommending to the Board the designation of a CCO of the fund. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO and, if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports on significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the fund's compliance policies as required by Rule 38a-1 and quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws. During the fiscal year ended May 31, 2016, the committee held five meetings.

The Governance and Nominating Committee is composed of Mr. Ralph Cox (Chair), Mr. Aldrich, and Mses. Butte Liebowitz, Farrell, and Kaplan. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the fund's or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the fund's expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the fund, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. During the fiscal year ended May 31, 2016, the committee held four meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2015 (or as of December 31, 2016 for Mr. Lawrence, Trustee as of October 17, 2016).

Interested Trustees (1)
DOLLAR RANGE OF FUND SHARES	BruceHerring	Robert A.Lawrence	Roger T.Servison
Strategic Advisers® Growth Fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none	none

(1)  Effective October 17, 2016, Roger T. Servison retired as Trustee and Robert A. Lawrence was elected Trustee.

Independent Trustees
DOLLAR RANGE OF FUND SHARES	Peter C.Aldrich	AmyButte Liebowitz	Ralph F.Cox	Mary C.Farrell
Strategic Advisers® Growth Fund	over $100,000	none	over $100,000	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Karen T.Kaplan
Strategic Advisers® Growth Fund	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended May 31, 2016, or calendar year ended December 31, 2015, as applicable.

Compensation Table (1)
AGGREGATE COMPENSATION FROM A FUND	Peter C.Aldrich	AmyButte Liebowitz	Ralph F.Cox	Mary C.Farrell
Strategic Advisers® Growth Fund (2)	$24,384	$27,367	$27,367	$25,871
TOTAL COMPENSATION FROM THE FUND COMPLEX (3)	$235,000	$265,000	$265,000	$250,000
AGGREGATE COMPENSATION FROM A FUND	Karen T.Kaplan
Strategic Advisers® Growth Fund (2)	$24,122
TOTAL COMPENSATION FROM THE FUND COMPLEX (3)	$232,500

(1)  Bruce T. Herring, Roger T. Servison, Howard E. Cox, Jr., and Robert A. Lawrence are interested persons and are compensated by Strategic Advisers or an affiliate (including FMR).

(2)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Amy Butte Liebowitz, $22,369; Mary C. Farrell, $9,693; and Karen T. Kaplan, $19,386.

(3)  Reflects compensation received for the calendar year ended December 31, 2015, for 18 funds of one trust. Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: Amy Butte Liebowitz, $215,000; Mary C. Farrell, $92,500; and Karen T. Kaplan, $185,000.

As of May 31, 2016, the Trustees, Members of the Advisory Board (if any), and officers of the fund owned, in the aggregate, less than 1% of the fund's total outstanding shares.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of Strategic Advisers and FIAM. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

ClariVest is a registered investment adviser, has its principal office at 3611 Valley Centre Drive, Suite 100, San Diego, California 92130. ClariVest employees own 55% of ClariVest. Eagle Asset Management, Inc., a subsidiary of Raymond James Financial, owns 45%.

FIAM is a registered investment adviser. FMR LLC is the ultimate parent company of FIAM. Information regarding the ownership of FMR LLC is disclosed above.

Geode, a registered investment adviser, is a subsidiary of Geode Capital Holdings, LLC. Geode and Geode Capital Holdings, LLC have principal offices at One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Geode was founded in January 2001 to develop and manage quantitative and investment strategies and to provide advisory and sub-advisory services.

Loomis Sayles, a registered investment adviser, has its principal office at One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is an indirect subsidiary of Natixis Global Asset Management, L.P. which is an indirect subsidiary of Natixis Global Asset Management (“NGAM”), an international asset management group based in Paris, France. NGAM is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group.

MFS is a registered investment adviser, has its principal offices at 111 Huntington Avenue, Boston, Massachusetts 02199. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

MSIM is a registered investment adviser, has its principal offices at 522 Fifth Avenue, New York, New York 10036. MSIM is a subsidiary of Morgan Stanley. MSIM, together with its affiliated asset management companies, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley, the parent of MSIM, is a global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing, and financial advisory services.

Waddell & Reed Investment Management Company (WRIMCO) is a registered investment adviser, has its principal office at 6300 Lamar Avenue, P.O. Box 29217, Overland Park, Kansas 66201-9217. WRIMCO is a subsidiary of Waddell & Reed Financial, Inc., a publicly held company.

Strategic Advisers, ClariVest, FIAM, Geode, Loomis Sayles, MFS, MSIM, WRIMCO (the Investment Advisers), FDC, and the fund have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the fund, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including the Investment Advisers' investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

The fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

The fund's initial shareholder approved a proposal permitting Strategic Advisers to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements, subject to conditions of an exemptive order that has been granted by the SEC (Exemptive Order). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Strategic Advisers has retained ClariVest, FIAM, Geode, Loomis Sayles, MFS, MSIM, and WRIMCO to serve as sub-advisers for the fund. The sub-advisers do not sponsor the fund.

It is not possible to predict the extent to which the fund's assets will be invested by a particular sub-adviser at any given time and one or more sub-advisers may not be managing any assets for the fund at any given time.

Management and Sub-Advisory Services. Under the terms of its management contract with the fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate the fund's assets pursuant to its investment strategy. Strategic Advisers or its affiliates provide the fund with all necessary office facilities and personnel for servicing the fund's investments, compensate all officers of the fund and all Trustees who are interested persons of the trust or of Strategic Advisers, and compensate all personnel of the fund or Strategic Advisers performing services relating to research, statistical and investment activities.

In addition, Strategic Advisers or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Under its respective sub-advisory agreement, and subject to the supervision of the Board of Trustees, each sub-adviser directs the investment of its allocated portion of the fund's assets in accordance with the fund's investment objective, policies and limitations.

Management-Related Expenses. In addition to the management fee payable to Strategic Advisers and the fees payable to the transfer agent and pricing and bookkeeping agent, the fund pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of Strategic Advisers under the management contract, the fund pays Strategic Advisers a monthly management fee calculated by adding the annual rate of 0.25% of the fund's average daily net assets throughout the month plus the total fees payable monthly to the fund's sub-advisers based upon each sub-adviser's respective allocated portion of the fund's assets; provided, however, that the fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets.

In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund until September 30, 2018. The fee waiver by Strategic Advisers will increase the fund's returns.

The following table shows the amount of management fees paid by the fund to Strategic Advisers for the past three fiscal years. In addition, the table shows the amount of waivers reducing management fees.

Fund	Fiscal Years Ended May 31	Amount of Waivers Reducing Management Fees	Management Fees Paid to Investment Adviser	Management Fees Paid as a % of Average Net Assets of the Fund
Strategic Advisers® Growth Fund	2016	$29,647,001	$20,568,770	0.1732%
	2015	$31,339,163	$21,579,961	0.1643%
	2014	$26,646,300	$17,631,324	0.1654%

Strategic Advisers may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses. Strategic Advisers retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns, and repayment of the reimbursement will decrease returns.

Sub-Adviser - ClariVest. The fund and Strategic Advisers have entered into a sub-advisory agreement with ClariVest pursuant to which ClariVest may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays ClariVest fees based on the net assets of the portion of the fund managed by ClariVest pursuant to a separately negotiated investment mandate (a “Strategy”). The fees are calculated using the effective rate applicable to Aggregated Assets managed by ClariVest under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by ClariVest pursuant to that Strategy.

Sub-Adviser - FIAM. The fund and Strategic Advisers have entered into a sub-advisory agreement with FIAM pursuant to which FIAM may provide investment advisory services for the fund.

Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays FIAM fees based on the net assets of the portion of the fund managed by FIAM pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by FIAM under a particular Strategy based on the following rate schedule:

Focused Large Cap Growth: 0.35% of the first $250 million in assets; 0.30% of the next $250 million in assets; 0.25% of the next $500 million in assets; and 0.20% on any amount in excess of $1.0 billion in assets.

The following fee rate schedule(s) apply to the mandate below, which has not currently been allocated a portion of the fund's assets.

Large Cap Core: 0.40% on the first $100 million in assets and 0.30% on any amount in excess of $100 million in assets.

Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by FIAM pursuant to that Strategy.

Sub-Adviser - Geode. The fund and Strategic Advisers have entered into a sub-advisory agreement with Geode pursuant to which Geode may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Geode fees based on the net assets of the portion of the fund managed by Geode pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Geode under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Geode pursuant to that Strategy.

The following fee rate schedule(s) apply to the mandate below, which has not currently been allocated a portion of the fund's assets.

Factor-Based: 0.125% of the first $500 million in assets; 0.10% of the next $500 million in assets; and 0.075% on any amount in excess of $1 billion in assets.

Sub-Adviser - Loomis Sayles. The fund and Strategic Advisers have entered into a sub-advisory agreement with Loomis Sayles pursuant to which Loomis Sayles may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Loomis Sayles fees based on the net assets of the portion of the fund managed by Loomis Sayles pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Loomis Sayles under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Loomis Sayles pursuant to that Strategy.

Sub-Adviser - MFS. The fund and Strategic Advisers have entered into a sub-advisory agreement with MFS pursuant to which MFS may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays MFS fees based on the net assets of the portion of the fund managed by MFS pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by MFS under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by MFS pursuant to that Strategy.

Sub-Adviser - MSIM. The fund and Strategic Advisers have entered into a sub-advisory agreement with MSIM pursuant to which MSIM may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays MSIM fees based on the net assets of the portion of the fund managed by MSIM pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by MSIM under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by MSIM pursuant to that Strategy.

MSIM has not currently been allocated a portion of the fund's assets to manage.

Sub-Adviser - WRIMCO. The fund and Strategic Advisers have entered into a sub-advisory agreement with WRIMCO pursuant to which WRIMCO may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays WRIMCO fees based on the net assets of the portion of the fund managed by WRIMCO pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by WRIMCO under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by WRIMCO pursuant to that Strategy.

WRIMCO has not currently been allocated a portion of the fund's assets to manage.

The following table shows the amount of sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to FIAM for the past three fiscal years.

Fund	Fiscal Years Ended May 31	Sub-Advisory Fees Paid by Strategic Advisers to FIAM	Sub-Advisory Fees Paid by Strategic Advisers to FIAM as a % of Average Net Assets of the Fund
Strategic Advisers® Growth Fund	2016	$4,519,014	0.038%
	2015	$5,292,647	0.0403%
	2014	$4,866,634	0.0457%

The following table shows the aggregate amount of sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to unaffiliated sub-advisers for the past three fiscal years.

Fund	Fiscal Years Ended May 31	Aggregate Sub-Advisory Fees Paid to Unaffiliated Sub-Adviser(s)	Aggregate Sub-Advisory Fees Paid to Unaffiliated Sub-Adviser(s) as a % of Average Net Assets of the Fund
Strategic Advisers® Growth Fund	2016	$ 16,052,513	0.1352%
	2015	$16,282,745	0.1240%
	2014	$12,748,993	0.1197%

Differences between the amount of the management fees paid by the fund to Strategic Advisers and the aggregate amount of the sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to FIAM and unaffiliated sub-advisers may be due to expense estimates, which are accrued in the period to which they relate and adjusted when actual amounts are known.

Portfolio Manager Compensation – Strategic Advisers.

John A. Stone and Niall Devitt are employees of Strategic Advisers, a subsidiary of FMR LLC and an affiliate of FMR. Strategic Advisers is the adviser to the fund.

Mr. Stone is lead portfolio manager of the fund and Mr. Devitt is co-manager of the fund, and each receives compensation for his services. As of May 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by Strategic Advisers or at the election of the portfolio manager.

Mr. Stone’s base salary is determined by level of responsibility and tenure at Strategic Advisers or its affiliates. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of Strategic Advisers funds and accounts, including the fund. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s), and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and peer group. A subjective component of the bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the Russell 1000® Growth Index, and the pre-tax investment performance of the fund measured against the Morningstar® Large Growth Category. The portfolio manager may be compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Strategic Advisers' parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Mr. Devitt's base salary is determined by level of responsibility and tenure at Strategic Advisers or its affiliates. The portfolio manager’s bonus is based on several components. The components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of Strategic Advisers funds and accounts, including the fund. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s), and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and peer group. A subjective component of the bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the Russell 1000® Growth Index, and the pre-tax investment performance of the fund measured against the Morningstar® Large Growth Category. The portfolio manager may be compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Strategic Advisers' parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Strategic Advisers or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stone as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	64	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$45,815	$63,176	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Fund ($10,968 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Fund beneficially owned by Mr. Stone was $100,001 - $500,000.

The following table provides information relating to other accounts managed by Mr. Devitt as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$34,619	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Fund ($10,968 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Fund beneficially owned by Mr. Devitt was none.

Portfolio Manager Compensation - ClariVest. David J. Pavan, Frank Feng, Ed Wagner, and Stacey Nutt serve as co-portfolio managers for ClariVest’s portion of the fund’s assets. Compensation paid by ClariVest to its portfolio managers has three primary components: (1) a base salary, (2) a discretionary bonus, and (3) for those employees with equity in the firm (including the portfolio managers for the fund), distributions from the LLC. The portfolio managers also receive certain retirement, insurance, and other benefits that are broadly available to all ClariVest employees. The intent of this compensation plan is to achieve a market competitive structure with a high degree of variable compensation through participation in a bonus pool and equity distributions.

ClariVest seeks to compensate portfolio managers in a manner commensurate with their responsibilities, contributions and performance, and that is competitive with other firms within the investment management industry. Salaries, bonuses, and distributions are also influenced by the operating performance of ClariVest.

Bonuses are based on a variety of factors, including overall profitability of the firm as well as individual contribution to the firm. Bonuses are not simply tied to individual product performance. ClariVest believes that payment of bonuses based on short term performance is counterproductive to the environment at ClariVest. All members of the investment team are expected to actively participate in ongoing research, some of which may not primarily benefit the product on which they are the named portfolio manager. Bonuses based on short term individual performance would not incent investment team members to do so. The firm’s overall annual cash bonus pool is typically based on a fixed percentage of pre-bonus operating income.

ClariVest believes that equity ownership in the firm (or the potential for such) is both a tool for attracting and retaining employees. Currently, the portfolio managers for the fund are equity owners in the firm. Additionally, it is expected that equity ownership in the firm will broaden to additional employees over time.

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the fund’s investments on the one hand and the investments of other accounts or vehicles for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions between the fund and the other accounts or vehicles, a portfolio manager may take action with respect to another account or vehicle that differs from the action taken with respect to the fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account or otherwise provide more revenue to the investment adviser. While these factors may create conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities, the portfolio managers will endeavor to exercise their discretion in a manner that they believe is equitable to all interested persons.

The following table provides information relating to other accounts managed by Mr. Pavan as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	4	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,615	$315	$43
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Fund ($2,156 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Fund beneficially owned by Mr. Pavan was none.

The following table provides information relating to other accounts managed by Mr. Feng as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,615	$24	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Fund ($2,156 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Fund beneficially owned by Mr. Feng was none.

The following table provides information relating to other accounts managed by Mr. Wagner as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	4	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,615	$315	$41
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Fund ($2,156 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Fund beneficially owned by Mr. Wagner was none.

The following table provides information relating to other accounts managed by Dr. Nutt as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	15	16
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	$2,969	$1,127	$498
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$12	none

* Includes Strategic Advisers® Growth Fund ($2,156 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Fund beneficially owned by Dr. Nutt was none.

Portfolio Manager Compensation - FIAM. Stephen Balter and Christopher Galizio are the portfolio managers of the FIAM Focused Large Cap Growth strategy and receive compensation for their services. As of May 31, 2016, portfolio managers compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FIAM or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and experience at FMR, FIAM or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FIAM equity funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to and leadership within the FIAM investment platform. The portion of the portfolio manager’s bonus that is linked to the investment performance of the FIAM Focused Large Cap Growth strategy is based on the pre-tax investment performance of the strategy measured against the Russell 1000® Growth Index, and the pre-tax investment performance of the strategy within the eVestment Alliance Large Cap Growth Equity Universe. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIAM Global Advisors Holdings Corp, FIAM’s parent company. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FIAM and its affiliates.

The portfolio managers’ compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio managers’ compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio managers’ base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR Co. or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Balter as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	2	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,732	$73	$2,283
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Fund ($1,732 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Fund beneficially owned by Mr. Balter was none.

The following table provides information relating to other accounts managed by Mr. Galizio as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	2	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,732	$73	$2,283
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Fund ($1,732 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Fund beneficially owned by Mr. Galizio was none.

Portfolio Manager Compensation - Loomis Sayles.

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total for fixed-income managers and 70% for equity managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the Chief Investment Officer ("CIO") and senior management. The CIO and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of Loomis Sayles’ institutional composites to the performance of the applicable Morningstar peer group and/or the Lipper universe. Generally speaking the performance of the respective product’s fund is compared against the applicable Morningstar peer group and/or the Lipper universe. If the majority of the assets in the product are contained in the mutual fund that comparison will drive compensation. To the extent the majority of assets managed in the fund strategy are for institutional separate accounts, the Evestment Alliance institutional peer group will also be used as an additional comparison. In situations where substantially all of the assets for the strategy are institutional, the institutional peer group will be used as the primary method of comparison. A manager’s performance relative to the peer group for the 1, 3 and 5 year periods (or since the start of the manager’s tenure, if shorter) is used to calculate the amount of variable compensation payable due to performance. The 1 year may be eliminated for some products (large cap growth, all cap growth, and global growth). Longer-term performance (3 and 5 (or 10 years for large cap growth, all cap growth, and global growth) years or since the start of the manager’s tenure, if shorter) combined is weighted more than shorter-term performance (1 year or 3 years for large cap growth, all cap growth, and global growth). In addition, the performance measurement for equity compensation incorporates a consistency metric using longer term (3, 5, etc.) rolling return compared to the peer group over a sustained measurement period (5, 7, etc. years). The exact method may be adjusted to a product’s particular style. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative revenue of accounts represented in each product. The external benchmark used as a secondary comparison is the Russell 1000® Growth Index.

Loomis Sayles also uses either an institutional peer group as a point of comparison for equity manager performance or a Morningstar universe and/or the Lipper universe. In cases where the institutional peer groups are used, Loomis Sayles believes they represent the most competitive product universe while closely matching the investment styles offered by the Loomis Sayles fund.

In addition to the compensation described above, portfolio managers may receive additional compensation based on the overall growth of their strategies.

General

Most mutual funds are not included in the Loomis Sayles’ strategy composites, so unlike managed accounts, fund performance and asset size in those cases would not directly contribute to this calculation. However, each fund managed by Loomis Sayles employs strategies endorsed by Loomis Sayles and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. The plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

• the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

• upon retirement, a participant will receive a multi-year payout for his or her vested units; and

• participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan is similarly constructed although the participants’ annual participation in company earnings is deferred for two years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there are no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

The following table provides information relating to other accounts managed by Mr. Hamzaogullari as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	10	86
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	$14,646	$1,693	$8,324
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$599	none

* Includes Strategic Advisers® Growth Fund ($677 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Fund beneficially owned by Mr. Hamzaogullari was none.

Portfolio Manager Compensation - MFS. Portfolio manager compensation is reviewed annually. As of December 31, 2015,

portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary - Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus - Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five- year periods relative to peer group universes and/or indices ("benchmarks"). As of December 31, 2015, the following benchmark was used to measure the following portfolio manager’s performance for the following Fund:

Fund / Portfolio Manager / Benchmark

Strategic Advisers® Growth Fund / Matthew W. Krummell / Russell 1000® Growth Index

Strategic Advisers® Growth Fund / James C. Fallon / Russell 1000® Growth Index

Strategic Advisers® Growth Fund / Jonathan W. Sage / Russell 1000® Growth Index

Strategic Advisers® Growth Fund / John E. Stocks / Russell 1000® Growth Index

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Consideration is given to portfolio performance over one, three, and five years with emphasis placed on the longer periods. For portfolio managers who have served for more than five years, additional longer-term performance periods are also considered. For portfolio managers who have served for less than five years, performance periods are adjusted as appropriate.

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

The following table provides information relating to other accounts managed by Mr. Krummell as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	15	37
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7,889	$1,281	$5,003
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Fund ($2,042 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Fund beneficially owned by Mr. Krummell was none.

The following table provides information relating to other accounts managed by Mr. Fallon as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	19	15	44
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7,871	$1,281	$6,664
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Fund ($2,042 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Fund beneficially owned by Mr. Fallon was none.

The following table provides information relating to other accounts managed by Mr. Sage as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	27	17	42
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$25,007	$4,233	$11,891
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Fund ($2,042 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Fund beneficially owned by Mr. Sage was none.

The following table provides information relating to other accounts managed by Mr. Stocks as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	19	15	34
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7,871	$1,281	$4,994
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Fund ($2,042 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Fund beneficially owned by Mr. Stocks was none.

PROXY VOTING GUIDELINES

Proxy Voting - Strategic Advisers.

The following Proxy Voting Guidelines were established by the Board of Trustees of Fidelity Rutland Square Trust II on behalf of the fund, after consultation with Strategic Advisers. (The guidelines are reviewed periodically by Strategic Advisers and its affiliates and by the Independent Trustees of the fund, and, accordingly, are subject to change.)

I.  General Principles

A.  The funds in the trust generally intend to vote shares of underlying funds using echo voting procedures (that is, in the same proportion as the holders of all other shares of the particular underlying fund).

B.  Any proposals not covered by paragraph A above or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate Strategic Advisers analyst or portfolio manager, as applicable, subject to review and approval by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR LLC.

Sub-Advisers:

Proxy voting policies and procedures are used by a sub-adviser to determine how to vote proxies relating to the securities held by its allocated portion of the fund's assets. The proxy voting policies and procedures used by the sub-advisers are described below.

Proxy Voting - ClariVest.

It is ClariVest’s policy to vote proxies in the interest of maximizing value for ClariVest’s Clients. ClariVest’s full policy regarding proxy voting is contained in its Compliance Manual.

ClariVest utilizes ISS to vote proxies. As a default, proxies are generally voted by ISS in accordance with ISS recommendations. This default minimizes potential conflicts of interest in proxy voting, as we rely on a third party vendor. However, ClariVest retains ultimate decision making authority with respect to the voting of Client proxies and reserves the right to override ISS recommendations. If there is a vote for which ISS does not provide a recommendation, the Operations Manager, Portfolio Manager(s) and CCO discuss the vote to determine which option is in the interest of maximizing value for ClariVest’s Clients.

ClariVest is not required to vote every Client proxy and refraining from voting should not necessarily be construed as a violation of ClariVest’s fiduciary obligations. There may be times when refraining from voting is in the Client’s best interest, such as when an adviser’s analysis of a particular Client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the Client (i.e., casting a vote on a foreign security may require that the adviser engage a translator or travel to a foreign country to vote in person).

Proxy Voting - FIAM (previously known as Pyramis Global Advisors, LLC).

The following are FIAM's Proxy Voting Guidelines (the "Guidelines"):

I.  General Principles

A.  Voting of shares will be conducted in a manner consistent with the best interests of clients as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other FIAM or Fidelity companies' relationship, business or otherwise, with that portfolio company. In evaluating proposals, FIAM considers information from a number of sources, including management or shareholders of a company presenting a proposal and proxy voting advisory firms, and uses all this information as an input within the larger mix of information to which the Guidelines are applied.

B.  FMR Investment Proxy Research votes proxies on behalf of FIAM's clients. Execution of FIAM Proxy Votes is delegated to FMR Investment Proxy Research. Like other Fidelity employees, FMR Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of FIAM's clients and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, FMR Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity and/or FIAM employee is acting solely on the best interests of FIAM, Fidelity and their customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of FIAM and its customers.

C.  Except as set forth herein, FIAM will generally vote in favor of routine management proposals.

D.  Non-routine proposals will generally be voted in accordance with the Guidelines.

E.  Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office, FMR's Head of Fiduciary Oversight and Board Support, and a member of senior management within FMR Investment Proxy Research.

F.  FIAM will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the long-term economic returns or profitability of the portfolio company or to maximize long-term shareholder value. Where information is not readily available to analyze the long-term economic impact of the proposal, FIAM will generally abstain.

G.  Many FIAM accounts invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FIAM will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H.  In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a client, FIAM will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FIAM will generally not vote proxies in order to safeguard fund holdings information.

I.  Where a management-sponsored proposal is inconsistent with the Guidelines, FIAM may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FIAM will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FIAM will generally withhold authority for the election of directors at the next election.

II.  Definitions (as used in this document)

A.  Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B.  Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C.  Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D.  Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E.  Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

F.  Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

G.  Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

H.  Micro-Capitalization Company - a company with a market capitalization under US $300 million.

I.  Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III.  Directors

A.  Election of Directors

FIAM will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FIAM will also generally withhold authority for the election of all directors or directors on responsible committees if:

1.  An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FIAM will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a.  The Poison Pill includes a Sunset Provision of less than five years;

b.  The Poison Pill includes a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the Poison Pill;

c.  The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d.  Shareholder approval is required to reinstate the Poison Pill upon expiration.

FIAM will also consider not withholding authority on the election of directors when:

e.  FIAM determines that the Poison Pill was narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value; or

f.  One or more of the conditions a. through d. above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FIAM will withhold authority on the election of directors.

2.  The company refuses, upon request by FIAM, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3.  Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4.  Within the last year and without shareholder approval, a company's board of directors or compensation committee has adopted or extended a Golden Parachute.

5.  The company has not adequately addressed concerns communicated by FIAM in the process of discussing executive compensation.

6.  To gain FIAM's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

7.  The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

8.  The board is not composed of a majority of independent directors.

B.  Contested Director Election

FIAM believes that strong management creates long-term shareholder value and we generally support management of companies in which the funds' assets are invested. FIAM will vote on a case-by-case basis in contested director elections, taking into account factors such as management's track record and strategic plan for enhancing shareholder value; the long-term performance of the target company compared to its industry peers; the qualifications of the shareholder's and management's nominees; and other factors. Ultimately, FIAM will vote for the outcome it believes has the best prospects for maximizing shareholder value over the long term.

C.  Indemnification

FIAM will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FIAM is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

D.  Independent Chairperson

FIAM will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FIAM will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

E.  Majority Director Elections

FIAM will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FIAM may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

F.  Proxy Access

FIAM will generally vote against management and shareholder proposals to adopt proxy access.

IV.  Compensation

A.  Executive Compensation

1.  Advisory votes on executive compensation

a.  FIAM will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account:

(i) The actions taken by the board or compensation committee in the previous year, including whether the company repriced or exchanged outstanding stock options without shareholder approval; adopted or extended a Golden Parachute without shareholder approval; or adequately addressed concerns communicated by FIAM in the process of discussing executive compensation;

(ii) The alignment of executive compensation and company performance relative to peers; and

(iii) The structure of the compensation program, including factors such as whether incentive plan metrics are appropriate, rigorous and transparent; whether the long-term element of the compensation program is evaluated over at least a three-year period; the sensitivity of pay to below median performance; the amount and nature of non-performance-based compensation; the justification and rationale behind paying discretionary bonuses; the use of stock ownership guidelines and amount of executive stock ownership; and how well elements of compensation are disclosed.

b.  FIAM will generally vote against proposals to ratify Golden Parachutes.

2.  Frequency of advisory vote on executive compensation

FIAM will generally support annual advisory votes on executive compensation.

B.  Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

FIAM will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1.  (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FIAM to conclude that the burn rate is acceptable.

2.  In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3.  The plan includes an Evergreen Provision.

4.  The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C.  Equity Exchanges and Repricing

FIAM will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1.  Whether the proposal excludes senior management and directors;

2.  Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3.  The company's relative performance compared to other companies within the relevant industry or industries;

4.  Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5.  Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D.  Employee Stock Purchase Plans

FIAM will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FIAM may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E.  Employee Stock Ownership Plans (ESOPs)

FIAM will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FIAM may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FIAM may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FIAM will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F.  Bonus Plans and Tax Deductibility Proposals

FIAM will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V.  Anti-Takeover Provisions

FIAM will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A.  The Poison Pill either:

1.  Includes the following features:

a.  A Sunset Provision of no greater than five years;

b.  Linked to a business strategy that is expected to result in greater value for the shareholders;

c.  Requires shareholder approval to be reinstated upon expiration or if amended;

d.  Contains a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the Poison Pill; and

e.  Allows Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities; or

2.  Has been narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value.

B.  It is an Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C.  It is a fair price amendment that considers a two-year price history or less.

FIAM will generally vote in favor of a proposal to eliminate an Anti-Takeover Provisions unless:

D.  In the case of shareholder proposals regarding shareholders' right to call special meetings, FIAM generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

E.  In the case of proposals regarding shareholders' right to act by written consent, FIAM will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

F.  In the case of proposals regarding supermajority provisions, FIAM may vote to support such a provision when FIAM determines that it may protect minority shareholder interests due to the presence of a substantial or dominant shareholder.

VI.  Capital Structure/Incorporation

A.  Increases in Common Stock

FIAM will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B.  Reverse Stock Splits

FIAM will generally vote in favor of reverse stock splits as long as the post-split authorized shares is no greater than three times the post-split number of outstanding and scheduled to be issued shares, including stock awards, or in the case of real estate investment trusts the number of post-split authorized shares is not greater than five times the post-split number of outstanding and scheduled to be issued shares.

C.  Multi-Class Share Structures

FIAM will generally vote in favor of proposals to recapitalize multi-class share structures into structures that provide equal voting rights for all shareholders, and will generally vote against proposals to introduce or increase classes of stock with differential voting rights. However, FIAM will evaluate all such proposals in the context of their likelihood to enhance long-term economic returns or maximize long-term shareholder value.

D.  Cumulative Voting Rights

FIAM will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

E.  Acquisition or Business Combination Statutes

FIAM will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

F.  Incorporation or Reincorporation in Another State or Country

FIAM will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. FIAM will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII.  Shares of Investment Companies

A.  If applicable, when a FIAM account invests in an underlying Fidelity® Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FIAM will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). FIAM may choose not to vote if "echo voting" is not operationally feasible.

B.  Certain FIAM accounts may invest in shares of underlying Fidelity® Funds that do not have public shareholders. For Fidelity® Funds without public shareholders that are managed by FMR or an affiliate, FIAM will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII.  Other

A.  Voting Process

FIAM will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B.  Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no client or group of clients has acquired control of such organization.

Proxy Voting – Loomis Sayles.

1. GENERAL

A. Introduction.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will vote proxies on behalf of a client if, in its investment management agreement (“IMA”) with Loomis Sayles, the client has delegated to Loomis Sayles the authority to vote proxies on its behalf. With respect to IMAs executed with clients prior to June 30, 2004, Loomis Sayles assumes that the proxy voting authority assigned by Loomis Sayles at account setup is accurate unless the client or their representative has instructed Loomis Sayles otherwise. Loomis Sayles has adopted and implemented these policies and procedures (“Proxy Voting Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interest of clients, in accordance with Loomis Sayles’ fiduciary duties, SEC rule 206(4)-6 under the Investment Advisers Act of 1940 and Staff Legal Bulletin No. 20 (June 30, 2014). In addition to SEC requirements governing advisers, its Proxy Voting Procedures reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 08-2, 29 C.F.R. 2509.08-2 (October 17, 2008).

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

B. General Guidelines.

The following guidelines will apply when voting proxies on behalf of accounts for which Loomis Sayles has voting authority.

1. Client’s Best Interest. Loomis Sayles’ Proxy Voting Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. When considering the best interest of clients, Loomis Sayles has determined that this means the best investment interest of its clients as shareholders of the issuer. Loomis Sayles has established its Proxy Voting Procedures to assist it in making its proxy voting decisions with a view to enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments. Loomis Sayles will vote against proposals that it believes could adversely impact the current or potential market value of the issuer’s securities during the expected holding period.

2. Client Proxy Voting Policies. Rather than delegating proxy voting authority to Loomis Sayles, a client may (1) retain the authority to vote proxies on securities in its account, (2) delegate voting authority to another party or (3) instruct Loomis Sayles to vote proxies according to a policy that differs from that of Loomis Sayles. Loomis Sayles will honor any of these instructions if the client includes the instruction in writing in its IMA or in a written instruction from a person authorized under the IMA to give such instructions. If Loomis incurs additional costs or expenses in following any such instruction, Loomis may request payment of such additional costs or expenses from the client.

3. Stated Policies. These policies identify issues where Loomis Sayles will (1) generally vote in favor of a proposal, (2) generally vote against a proposal, (3) generally vote as recommended by the proxy voting service and (4) specifically consider its vote for or against a proposal. However, these policies are guidelines and each vote may be cast differently than the stated policy, taking into consideration all relevant facts and circumstances at the time of the vote.

4. Abstain from Voting. Our policy is to vote rather than abstain from voting on issues presented unless the client’s best interest requires abstention. Loomis Sayles will abstain in cases where the impact of the expected costs involved in voting exceeds the expected benefits of the vote such as where foreign corporations follow share-blocking practices or where proxy material is not available in English. Loomis Sayles will vote against ballot issues where the issuer does not provide sufficient information to make an informed decision. In addition, there may be instances where Loomis Sayles is not able to vote proxies on a client's behalf, such as when ballot delivery instructions have not been processed by a client's custodian, the Proxy Voting Service has not received a ballot for a client's account or under other circumstances beyond Loomis Sayles' control.

5. Oversight. All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the client’s best interests.

6. Availability of Procedures. Upon request, Loomis Sayles provides clients with a copy of its Proxy Voting Procedures, as updated from time to time. In addition, Loomis Sayles includes its Proxy Voting Procedures and/or a description of its Proxy Voting Procedures on its public website, www.loomissayles.com, and in its Form ADV, Part II.

7. Disclosure of Vote. Upon request, a client can obtain information from Loomis Sayles on how its proxies were voted. Any client interested in obtaining this information should contact its Loomis Sayles representatives.

8. Disclosure to Third Parties. Loomis Sayles’ general policy is not to disclose to third parties how it (or its voting delegate) voted a client’s proxy except that for registered investment companies, Loomis Sayles makes disclosures as required by Rule 30(b)(1)-(4) under the Investment Company Act of 1940 and, from time to time at the request of client groups, Loomis may make general disclosures (not specific as to client) of its voting instructions.

C. Proxy Committee.

1. Proxy Committee. Loomis Sayles has established a Proxy Committee. The Proxy Committee is composed of representatives of the Equity Research department and the Legal & Compliance department and other employees of Loomis Sayles as needed. In the event that any member is unable to participate in a meeting of the Proxy Committee, his or her designee acts on his or her behalf. A vacancy in the Proxy Committee is filled by the prior member’s successor in position at Loomis Sayles or a person of equivalent experience. Each portfolio manager of an account that holds voting securities of an issuer or analyst covering the issuer or its securities may be an ad hoc member of the Proxy Committee in connection with the vote of proxies.

2. Duties. The specific responsibilities of the Proxy Committee include,

a. to develop, authorize, implement and update these Proxy Voting Procedures, including:

(i) annual review of these Proxy Voting Procedures to ensure consistency with internal policies and regulatory agency policies,

(ii) annual review of existing voting guidelines and development of additional voting guidelines to assist in the review of proxy proposals, and

(iii) annual review of the proxy voting process and any general issues that relate to proxy voting;

b. to oversee the proxy voting process, including:

(i) overseeing the vote on proposals according to the predetermined policies in the voting guidelines,

(ii) directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration,

(iii) consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate, and

(iv) periodically sampling or engaging an outside party to sample proxy votes to ensure they comply with the Proxy Voting Procedures and are cast in accordance with the clients’ best interests;

c. to engage and oversee third-party vendors, such as Proxy Voting Services, including:

(i) determining whether a Proxy Voting Service has the capacity and competency to adequately analyze proxy issues by considering:

(a) the adequacy and quality of the Proxy Voting Service’s staffing and personnel, and

(b) the robustness of the Proxy Voting Service’s policies and procedures regarding its ability to ensure that its recommendations are based on current and accurate information and to identify and address any relevant conflicts of interest,

(ii) providing ongoing oversight of Proxy Voting Services to ensure that proxies continue to be voted in the best interests of clients,

(iii) receiving and reviewing updates from Proxy Voting Services regarding relevant business changes or changes to Proxy Voting Services’ conflict policies and procedures, and

(iv) in the event that the Proxy Committee becomes aware that a Proxy Voting Service’s recommendation was based on a material factual error, investigating the error, considering the nature of the error and the related recommendation, and determining whether the Proxy Voting Service has taken reasonable steps to reduce the likelihood of similar errors in the future; and

d. to develop and/or modify these Proxy Voting Procedures as appropriate or necessary.

3. Standards.

a. When determining the vote of any proposal for which it has responsibility, the Proxy Committee shall vote in the client’s best interest as described in section 1(B)(1) above. In the event a client believes that its other interests require a different vote, Loomis Sayles shall vote as the client instructs if the instructions are provided as required in section 1(B)(2) above.

b. When determining the vote on any proposal, the Proxy Committee shall not consider any benefit to Loomis Sayles, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.

4. Charter. The Proxy Committee may adopt a Charter, which shall be consistent with these Proxy Voting Procedures. Any Charter shall set forth the Committee’s purpose, membership and operation and shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal (e.g., he or she is a portfolio manager for an account of the issuer).

D. Conflicts of Interest.

Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in these Proxy Voting Procedures. Second, where these Proxy Voting Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

E. Recordkeeping and Disclosure.

Loomis Sayles or its Proxy Voting Service will maintain records of proxies voted pursuant to Section 204-2 of the Advisers Act. The records include: (1) a copy of its Proxy Voting Procedures and its charter; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Loomis Sayles that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Loomis Sayles’ written response to any (written or oral) client request for such records.

Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Loomis Sayles.

Loomis Sayles will provide disclosure of its Proxy Voting Procedures as well as its voting record as required under applicable SEC rules.

2. PROPOSALS USUALLY VOTED FOR

Proxies involving the issues set forth below generally will be voted FOR.

Adjustments to Par Value of Common Stock: Vote for management proposals to reduce the par value of common stock.

Annual Election of Directors: Vote for proposals to repeal classified boards and to elect all directors annually.

Appraisal Rights: Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Authority to Issue Shares (for certain foreign issuers): Vote for proposals by boards of non-US issuers where: (1) the board’s authority to issue shares with preemptive rights is limited to no more than 66% of the issuer’s issued ordinary share capital; or (2) the board’s authority to issue shares without preemptive rights is limited to no more than 5% of the issuer’s issued ordinary share capital, to the extent such limits continue to be consistent with the guidelines issued by the Association of British Insurers and other UK investor bodies; and the recommendations of the issuer’s board and the Proxy Voting Service are in agreement. Review on a case-by-case basis proposals that do not meet the above criteria.

Blank Check Preferred Authorization:

A. Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, and expressly states conversion, dividend, distribution and other rights.

B. Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

C. Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

Chairman and CEO are the Same Person: Vote for proposals that would require the positions of chairman and CEO to be held by different persons.

Changing Corporate Name: Vote for changing the corporate name.

Confidential Voting: Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived. Vote for management proposals to adopt confidential voting.

Cumulative Voting: Vote for proposals to permit cumulative voting, except where the issuer already has in place a policy of majority voting.

Delivery of Electronic Proxy Materials: Vote for proposals to allow electronic delivery of proxy materials to shareholders.

Director Nominees in Uncontested Elections:

A. Vote for proposals involving routine matters such as election of directors, provided that two-thirds of the directors would be independent and affiliated or inside nominees do not serve on any board committee.

B. Vote against nominees that are CFOs and, generally, against nominees that the Proxy Voting Service has identified as not acting in the best interest of shareholders. Vote against nominees that have attended less than 75% of board and committee meetings, unless a reasonable cause (e.g., health or family emergency) for the absence is noted and accepted by the Proxy Voting Service and the board. Vote against affiliated or inside nominees who serve on a board committee or if two thirds of the board would not be independent. Vote against governance or nominating committee members if there is no independent lead or presiding director and if the CEO and chairman are the same person. Generally, vote against audit committee members if auditor ratification is not proposed, except in cases involving mutual fund board members, who are not required to submit auditor ratification for shareholder approval pursuant to Investment Company Act of 1940 rules. Vote against compensation committee members when the Proxy Voting Service recommends a vote against the issuer's "say on pay" advisory vote. A recommendation of the Proxy Voting Service will generally be followed when electing directors of foreign companies.

C. Generally, vote against all members of a board committee and not just the chairman or a representative thereof in situations where the Proxy Voting Service finds that the board committee has not acted in the best interest of shareholders.

D. Vote as recommended by the Proxy Voting Service when directors are being elected as a slate and not individually.

Director Related Compensation: Vote for proposals that are required by and comply with the applicable statutory or listing requirements governing the issuer. Review on a case-by-case basis all other proposals.

Election of CEO Director Nominees: Vote for a CEO director nominee that sits on less than four U.S.-domiciled company boards and committees. Vote against a CEO director nominee that sits on four or more U.S.-domiciled boards and committees. Vote for a CEO director nominee of non-U.S.-domiciled companies that sits on more than 4 non-U.S.-domiciled company boards and committees.

Election of Mutual Fund Trustees: Vote for nominees who oversee less than 60 mutual fund portfolios. Vote against nominees who oversee 60 or more mutual fund portfolios that invest in substantially different asset classes (e.g., if the applicable portfolios include both fixed income funds and equity funds). Vote on a case-by-case basis for or against nominees who oversee 60 or more mutual fund portfolios that invest in substantially similar asset classes (e.g., if the applicable portfolios include only fixed income funds or only equity funds).

Equal Access: Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Fair Price Provisions:

A. Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

B. Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

Golden and Tin Parachutes:

A. Vote for shareholder proposals to have golden (top management) and tin (all employees) parachutes submitted for shareholder ratification.

B. Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Greenshoe Options (French issuers only): Vote for proposals by boards of French issuers in favor of greenshoe options that grant the issuer the flexibility to increase an over-subscribed securities issuance by up to 15% so long as such increase takes place on the same terms and within thirty days of the initial issuance, provided that the recommendation of the issuer’s board and the Proxy Voting Service are in agreement. Review on a case-by-case basis proposals that do not meet the above criteria.

Independent Audit, Compensation and Nominating Committees: Vote for proposals requesting that the board audit, compensation and/or nominating committees include independent directors exclusively.

Independent Board Chairman:

A. Vote for shareholder proposals that generally request the board to adopt a policy requiring its chairman to be "independent," as defined by a relevant exchange or market with respect to any issuer whose enterprise value is, according to the Proxy Voting Service, greater than or equal to $10 billion.

B. Vote such proposals on a case-by-case basis when, according to the Proxy Voting Service, the issuer's enterprise value is less than $10 billion.

Majority Voting: Vote for proposals to permit majority rather than plurality or cumulative voting for the election of directors/trustees.

OBRA (Omnibus Budget Reconciliation Act)-Related Compensation Proposals:

A. Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

B. Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

C. Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

D. Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Ratifying Auditors:

A. Generally vote for proposals to ratify auditors.

B. Vote against ratification of auditors where an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position. In general, if non-audit fees amount to 35% or more of total fees paid to a company's auditor we will vote against ratification and against the members of the audit committee.

C. Vote against ratification of auditors and vote against members of the audit committee where it is known that an auditor has negotiated an alternative dispute resolution procedure.

Reverse Stock Splits: Vote for management proposals to reduce the number of outstanding shares available through a reverse stock split.

Right to Adjourn: Vote for the right to adjourn in conjunction with a vote for a merger or acquisition or other proposal, and vote against the right to adjourn in conjunction with a vote against a merger or acquisition or other proposal.

Right to Call a Special Meeting: Vote for proposals that set a threshold of 10% of the outstanding voting stock as a minimum percentage allowable to call a special meeting of shareholders. Vote against proposals that increase or decrease the threshold from 10%.

Share Cancellation Programs: Vote for management proposals to reduce share capital by means of cancelling outstanding shares held in the issuer's treasury.

Shareholder Ability to Alter the Size of the Board:

A. Vote for proposals that seek to fix the size of the board.

B. Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

Shareholder Ability to Remove Directors: Vote for proposals to restore shareholder ability to remove directors with or without cause and proposals that permit shareholders to elect directors to fill board vacancies.

Share Repurchase Programs: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends: Generally vote for management proposals to increase common share authorization, provided that the increase in authorized shares following the split or dividend is not greater than 100 percent of existing authorized shares.

White Squire Placements: Vote for shareholder proposals to require shareholder approval of blank check preferred stock issues.

Written Consent: Vote for proposals regarding the right to act by written consent when the Proxy Voting Service recommends a vote for the proposal. Proposals regarding the right to act by written consent where the Proxy Voting Service recommends a vote against will be sent to the Proxy Committee for determination.

3. PROPOSALS USUALLY VOTED AGAINST

Proxies involving the issues set forth below generally will be voted AGAINST.

Common Stock Authorization: Vote against proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company. A recommendation of the Proxy Voting Service will generally be followed.

Director and Officer Indemnification and Liability Protection:

A. Proposals concerning director and officer indemnification and liability protection that limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care, or that would expand coverage beyond just legal expenses to acts, such as gross negligence, that are more serious violations of fiduciary obligations than mere carelessness.

B. Vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) only if the director's legal expenses would be covered.

Shareholder Ability to Act by Written Consent: Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Shareholder Ability to Call Special Meetings: Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Shareholder Ability to Remove Directors:

A. Vote against proposals that provide that directors may be removed only for cause.

B. Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Share Retention by Executives: Generally vote against shareholder proposals requiring executives to retain shares of the issuer for fixed periods unless the board and the Proxy Voting Service recommend voting in favor of the proposal.

Staggered Director Elections: Vote against proposals to classify or stagger the board.

Stock Ownership Requirements: Generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

Supermajority Shareholder Vote Requirements: Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Term of Office: Vote against shareholder proposals to limit the tenure of outside directors.

Unequal Voting Rights:

A. Vote against dual class exchange offers and dual class recapitalizations.

B. Vote, on a case-by-case basis, proposals to eliminate an existing dual class voting structure.

4. PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE PROXY VOTING SERVICE

Proxies involving compensation issues, not limited to those set forth below, generally will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Proxy Committee, be reviewed on a case-by-case basis.

401(k) Employee Benefit Plans: Vote for proposals to implement a 401(k) savings plan for employees.

Compensation Plans: Votes with respect to compensation plans generally will be voted as recommended by the Proxy Voting Service.

Employee Stock Ownership Plans (“ESOPs”): Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares). A recommendation of the Proxy Voting Service will generally be followed.

Executive Compensation Advisory Resolutions (“Say-on-Pay”): A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A. Vote for shareholder proposals to permit non-binding advisory votes on executive compensation.

B. Non-binding advisory votes on executive compensation will be voted as recommended by the Proxy Voting Service.

C. Vote for a 3 year review of executive compensation when a recommendation of the Proxy Voting Service is for the approval of the executive compensation proposal, and vote for an annual review of executive compensation when the Proxy Voting Service is against the approval of the executive compensation proposal.

Non-Material Miscellaneous Bookkeeping Proposals: A recommendation of the Proxy Voting Service will generally be followed regarding miscellaneous bookkeeping proposals of a non-material nature.

Preemptive Rights: Votes with respect to preemptive rights generally will be voted as recommended by the Proxy Voting Service subject to Common Stock Authorization requirements above.

Proxy Access: A recommendation of the Proxy Voting Service will generally be followed with regard to proposals intended to grant shareholders the right to place nominees for director on the issuer’s proxy ballot (“Proxy Access”). The nominating shareholder(s) should hold, in aggregate, at least 3% of the voting shares of the issuer for at least three years, and be allowed to nominate up to 25% of the nominees. All other proposals relating to Proxy Access will be reviewed on a case-by-case basis.

Stock Option Plans: A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A. Vote against plans which expressly permit repricing of underwater options.

B. Vote against proposals to make all stock options performance based.

C. Vote against stock option plans that could result in an earnings dilution above the company specific cap considered by the Proxy Voting Service.

D. Vote for proposals that request expensing of stock options.

Technical Amendments to By-Laws: A recommendation of the Proxy Voting Service will generally be followed regarding technical or housekeeping amendments to by-laws or articles designed to bring the by-laws or articles into line with current regulations and/or laws.

5. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The Proxy Committee will vote proxies involving the issues set forth below generally on a case-by-case basis after review. Proposals on many of these types of matters will typically be reviewed with the analyst following the company before any vote is cast.

Asset Sales: Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Bundled Proposals: Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Charitable and Political Contributions and Lobbying Expenditures: Votes on proposals regarding charitable contributions, political contributions, and lobbying expenditures, should be considered on a case-by-case basis. Votes for UK issuers concerning political contributions will be voted for if the issuer states that (a) it does not intend to make any political donations or incur any expenditures in respect to any political party in the EU; and (b) the proposal is submitted to ensure that the issuer does not inadvertently breach the Political Parties, Elections and Referendums Act 2000 and sections 366 and 367 of the Companies Act 2006.

Compensation in the Event of a Change in Control: Votes on proposals regarding executive compensation in the event of a change in control of the issuer should be considered on a case-by-case basis.

Conversion of Debt Instruments: Votes on the conversion of debt instruments should be considered on a case-by-case basis after the recommendation of the relevant Loomis Sayles equity or fixed income analyst is obtained.

Corporate Restructuring: Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

Counting Abstentions: Votes on proposals regarding counting abstentions when calculating vote proposal outcomes should be considered on a case-by-case basis.

Debt Restructurings: Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Consider the following issues: Dilution-How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control-Will the transaction result in a change in control of the company? Bankruptcy-Loomis Sayles’ Corporate Actions Department is responsible for consents related to bankruptcies and debt holder consents related to restructurings.

Delisting a Security: Review on a case-by-case basis all proposals to delist a security from an exchange.

Director Nominees in Contested Elections: Votes in a contested election of directors or vote no campaign must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Disclosure of Prior Government Service: Review on a case-by-case basis all proposals to disclose a list of employees previously employed in a governmental capacity.

Environmental and Social Issues: Proxies involving social and environmental issues, not limited to those set forth below, frequently will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Proxy Committee, be reviewed on a case-by-case basis if the Proxy Committee believes that a particular proposal (i) could have a significant impact on an industry or issuer (ii) is appropriate for the issuer and the cost to implement would not be excessive, (iii) is appropriate for the issuer in light of various factors such as reputational damage or litigation risk or (iv) is otherwise appropriate for the issuer.

Animal Rights: Proposals that deal with animal rights.

Energy and Environment: Proposals that request companies to file the CERES Principles.

Equal Employment Opportunity and Discrimination: Proposals regarding equal employment opportunities and discrimination.

Human Resources Issues: Proposals regarding human resources issues.

Maquiladora Standards and International Operations Policies: Proposals relating to the Maquiladora Standards and international operating policies.

Military Business: Proposals on defense issues.

Northern Ireland: Proposals pertaining to the MacBride Principles.

Product Integrity and Marketing: Proposals that ask companies to end their production of legal, but socially questionable, products.

Third World Debt Crisis: Proposals dealing with third world debt.

Golden Coffins: Review on a case-by-case basis all proposals relating to the obligation of an issuer to provide remuneration or awards to survivors of executives payable upon such executive's death.

Greenmail:

A. Vote for proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

B. Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Liquidations: Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Mergers and Acquisitions: Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Mutual Fund Distribution Agreements: Votes on mutual fund distribution agreements should be evaluated on a case-by-case basis.

Mutual Fund Fundamental Investment Restrictions: Votes on amendments to a mutual fund's fundamental investment restrictions should be evaluated on a case-by-case basis.

Mutual Fund Investment Advisory Agreement: Votes on mutual fund investment advisory agreements should be evaluated on a case-by-case basis.

Poison Pills:

A. Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

B. Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

C. Review on a case-by-case basis management proposals to ratify a poison pill.

Proxy Access: Proposals to allow shareholders to nominate their own candidates for seats on a board should be evaluated on a case-by-case basis.

Proxy Contest Defenses: Generally, proposals concerning all proxy contest defenses should be evaluated on a case-by-case basis.

Reimburse Proxy Solicitation Expenses: Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

Reincorporation Proposals: Proposals to change a company's domicile should be examined on a case-by-case basis.

Shareholder Advisory Committees: Review on a case-by-case basis proposals to establish a shareholder advisory committee.

Shareholder Proposals to Limit Executive and Director Pay:

A. Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

B. Review on a case-by-case basis (i) all shareholder proposals that seek to limit executive and director pay and (ii) all advisory resolutions on executive pay other than shareholder resolutions to permit such advisory resolutions. Vote against proposals to link all executive or director variable compensation to performance goals.

Spin-offs: Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

State Takeover Statutes: Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Tender Offer Defenses: Generally, proposals concerning tender offer defenses should be evaluated on a case-by-case basis.

Transition Manager Ballots: Any ballot received by Loomis Sayles for a security that was held for a client by a Transition Manager prior to Loomis Sayles’ management of the client’s holdings will be considered on a case-by case basis by the Proxy Committee (without the input of any Loomis Sayles analyst or portfolio manager) if such security is no longer held in the client’s account with Loomis Sayles.

Proxy Voting - MFS.

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, MFS Investment Management (Canada) Limited, MFS Investment Management Company (Lux) S.à r.l., MFS International Singapore Pte. Ltd., MFS Investment Management K.K., and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A. Voting Guidelines;

B. Administrative Procedures;

C. Records Retention; and

D. Reports.

A. VOTING GUIDELINES

1. General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account. From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the United Nations Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

B. ADMINISTRATIVE PROCEDURES

1. MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b. Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c. Considers special proxy issues as they may arise from time to time.

2. Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders. (For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.) Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a. Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);

b. If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c. If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests; and

d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

For instances where MFS is evaluating a director nominee who also serves as a director of the MFS Funds, then the MFS Proxy Voting Committee will adhere to the procedures described in section (d) above regardless of whether the portfolio company appears on our Significant Distributor and Client List.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively "Sun Life"), MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.'s ("ISS") benchmark policy, or as required by law.

Except as described in the MFS Fund's prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3. Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”). Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots. When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4. Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses the research of ISS to identify (i) circumstances in which a board may have approved excessive executive compensation, (ii) environmental and social proposals that warrant further consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will utilize research from Glass Lewis to identify such issues. MFS analyzes such issues independently and does not necessarily vote with the ISS or Glass Lewis recommendations on these issues. MFS may also use other research tools in order to identify the circumstances described above. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little involvement in most votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In certain types of votes (e.g. mergers and acquisitions, proxy contests, capitalization matters, potentially excessive executive compensation issues, or certain shareholder proposals) a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS investment analysts and/or portfolio managers. (From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.) However, the MFS Proxy Voting Committee will ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5. Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee or proxy team may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

For those markets that utilize a "record date" to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to these guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.

6. Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7. Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. From time to time, MFS may determine that it is appropriate and beneficial for representatives from the MFS Proxy Voting Committee to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters. A company or shareholder may also seek to engage with representatives of the MFS Proxy Voting Committee in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals.

C. RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

D. REPORTS

U.S. Registered MFS Funds

MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds. These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”) ; (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

Other MFS Clients

MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

The fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers.

The Trustees have approved a Distribution and Service Plan with respect to shares of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows shares of the fund and/or Strategic Advisers to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.

The Plan adopted for the fund is described in the prospectus.

Under the Plan, if the payment of management fees by the fund to Strategic Advisers is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that Strategic Advisers may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. In addition, the Plan provides that Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for shares of the fund.

Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by shares of the fund other than those made to Strategic Advisers under its management contract with the fund. To the extent that the Plan gives Strategic Advisers and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

TRANSFER AND SERVICE AGENT AGREEMENTS

The fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the agreement, FIIOC (or an agent, including an affiliate) performs transfer agency services.

For providing transfer agency services, FIIOC receives an account fee and an asset-based fee only with respect to assets not invested in Fidelity® funds and non-Fidelity funds (excluding ETFs). For retail accounts, these fees are based on fund type. For certain institutional accounts, these fees are based on size of position and fund type. For institutional retirement accounts, these fees are based on account type and fund type. The account fee is billed monthly on a pro rata basis at one-twelfth of the applicable annual rate as of the end of each calendar month. The asset-based fee is calculated and paid monthly on the basis of average daily net assets. For assets invested in underlying Fidelity® funds, each underlying Fidelity® fund pays its respective transfer agent (either FIIOC or an affiliate of FIIOC) fees based, in part, on the number of positions in and assets of the fund invested in such underlying Fidelity® fund.

The asset-based fees are subject to adjustment in any month in which the total return of the S&P 500® Index exceeds a positive or negative 15% from a pre-established base value.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

The fund has entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers (or an agent, including an affiliate). Under the terms of the agreement, FSC calculates the NAV and dividends for shares and maintains the fund's portfolio and general accounting records.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the fund are 0.0389% of the first $500 million of average net assets, 0.0275% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

Pricing and bookkeeping fees paid by the fund to FSC for the past three fiscal years are shown in the following table.

Fund	2016	2015	2014
Strategic Advisers® Growth Fund	$1,362,190	$1,390,011	$1,312,939

DESCRIPTION OF THE TRUST

Trust Organization. Strategic Advisers® Growth Fund is a fund of Fidelity Rutland Square Trust II, an open-end management investment company created under an initial trust instrument dated March 8, 2006. Currently, there are 18 funds offered in the trust: Strategic Advisers® Core Fund, Strategic Advisers® Core Multi-Manager Fund, Strategic Advisers® Core Income Fund, Strategic Advisers® Core Income Multi-Manager Fund, Strategic Advisers® Emerging Markets Fund, Strategic Advisers® Emerging Markets Fund of Funds, Strategic Advisers® Growth Fund, Strategic Advisers® Growth Multi-Manager Fund, Strategic Advisers® Income Opportunities Fund, Strategic Advisers® Income Opportunities Fund of Funds, Strategic Advisers® International Fund, Strategic Advisers® International II Fund, Strategic Advisers® International Multi-Manager Fund, Strategic Advisers® Short Duration Fund, Strategic Advisers® Small-Mid Cap Fund, Strategic Advisers® Small-Mid Cap Multi-Manager Fund, Strategic Advisers® Value Fund, and Strategic Advisers® Value Multi-Manager Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the fund.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

Strategic Advisers, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by Strategic Advisers. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of the fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for the fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized Strategic Advisers, in consultation with FMR, to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving the fund's best interests by striking an appropriate balance between providing information about the fund's portfolio and protecting the fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the fund's chief compliance officer periodically.

Other registered investment companies that are advised or sub-advised by Strategic Advisers or a sub-adviser may be subject to different portfolio holdings disclosure policies, and neither Strategic Advisers nor the Board exercises control over such policies or disclosure. In addition, separate account clients of Strategic Advisers and the sub-advisers have access to their portfolio holdings and are not subject to the fund's portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by Strategic Advisers or a sub-adviser and some of the separate accounts managed by Strategic Advisers or a sub-adviser have investment objectives and strategies that are substantially similar or identical to the fund's and, therefore, potentially substantially similar, and in certain cases nearly identical, portfolio holdings as the fund.

The fund will provide a full list of holdings, including its top mutual fund positions (if any), monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after its fiscal quarter-end).

The fund will provide its top mutual fund positions (if any) as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

The fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons Strategic Advisers believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: the fund's trustees; the fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; the fund's auditors; the fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by the fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by Strategic Advisers or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. Strategic Advisers relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial holdings daily, on the next business day) and MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day).

Strategic Advisers, its affiliates, or the fund will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the fund's SAI.

There can be no assurance that the fund's policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

The fund's financial statements and financial highlights for the fiscal year ended May 31, 2016, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies in which the fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Strategic Advisers, Fidelity Investments & Pyramid Design, and Fidelity are registered service marks of FMR LLC. © 2017 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

Fund/Class	Class F
Strategic Advisers® Growth Multi-Manager Fund	FFSPX

Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2016

As Revised May 2, 2017

This statement of additional information (SAI) is not a prospectus. Portions of the fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus dated July 30, 2016, or SAI dated July 30, 2016, As Revised May 2, 2017, or an annual report, please call Fidelity at 1-800-835-5095 or visit Fidelity’s web site at www.401k.com.

MMG-F-PTB-0716-02
1.951492.111

245 Summer Street, Boston, MA 02210

INVESTMENT POLICIES AND LIMITATIONS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING AND SELLING INFORMATION
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISERS
MANAGEMENT CONTRACT
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT AGREEMENTS
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are the fund's fundamental investment limitations set forth in their entirety.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Strategic Advisers, Inc. (Strategic Advisers) looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, Strategic Advisers or an affiliate may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by Strategic Advisers does not assign a classification.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

To the extent that the fund acquires the shares of an underlying fund in accordance with Section 12(d)(1)(F) of the 1940 Act, the underlying fund is not obligated to redeem its shares in an amount exceeding 1% of its shares outstanding during any period of less than 30 days. Those underlying fund shares will not be treated as illiquid securities for purposes of the fund's illiquid securities limitation described above to the extent that the fund is able to dispose of such securities by distributing them in kind to redeeming shareholders. (See "Investment Policies and Limitations - Securities of Other Investment Companies.")

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to the fund's fundamental and non-fundamental investment limitations discussed above:

For the fund's limitations on futures and options transactions, see "Investment Policies and Limitations - Futures, Options, and Swaps."

Notwithstanding the foregoing investment limitations, the underlying funds in which the fund may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting the fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying fund are set forth in its registration statement.

In accordance with its investment program as set forth in the prospectus, the fund may invest more than 25% of its assets in any one underlying Fidelity® fund. Although the fund does not intend to concentrate its investments in a particular industry, the fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying funds.

The following pages contain more detailed information about types of instruments in which the fund may invest, techniques the fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. The fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, the fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

Strategic Advisers® Growth Multi-Manager Fund may have exposure to instruments, techniques, and risks either directly or indirectly through an investment in an underlying fund. An underlying fund may invest in the same or other types of instruments and its adviser may employ the same or other types of techniques. Strategic Advisers® Growth Multi-Manager Fund's performance will be affected by the instruments, techniques, and risks associated with an underlying fund, in proportion to the amount of assets that the fund allocates to that underlying fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "a fund" or "the fund" may relate to Strategic Advisers® Growth Multi-Manager Fund or an underlying fund, and references to "an adviser" or "the adviser" may relate to Strategic Advisers (or its affiliates) or a sub-adviser of Strategic Advisers® Growth Multi-Manager Fund, or an adviser of an underlying fund.

Borrowing.  If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management.  A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity® funds and other advisory clients only) shares of Fidelity® central funds. Generally, these securities offer less potential for gains than other types of securities.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion.  The trust, on behalf of the Fidelity® fund to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to the fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the fund. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock  represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity® fund's policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Convertible Securities  are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities  are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exchange Traded Funds (ETFs)  are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs)  are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN's share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets.  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions.  A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Foreign Repurchase Agreements.  Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds of Funds and Other Large Shareholders.  Certain Fidelity® funds and accounts (including funds of funds) invest in other funds ("underlying funds") and, as a result, may at times have substantial investments in one or more underlying funds.

An underlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund's performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund's current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund's expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity® fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

Fund's Rights as an Investor.  Fidelity® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The fund's proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps.  The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Strategic Advisers Growth Multi-Manager Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The limitations on the fund's investments in futures contracts, options, and swaps, and the fund's policies regarding futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through FCMs that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price. Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member FCM may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap. It is expected, however, that regulators will adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could reduce the distinction.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity® fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Hybrid and Preferred Securities.  A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer's capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded over-the-counter or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty's creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund's investments in certain hybrid and preferred securities.

Illiquid Securities  cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity® fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt.  The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities  are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Bloomberg Commodity Index Total Return℠.

Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Insolvency of Issuers, Counterparties, and Intermediaries.  Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program.  Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a Fidelity® fund may lend money to, and borrow money from, other funds advised by Fidelity Management & Research Company (FMR) or its affiliates. A Fidelity® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities.  Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Loans and Other Direct Debt Instruments.  Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities.  Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Precious Metals.  Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, a Fidelity® fund intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

Real Estate Investment Trusts.  Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Reforms and Government Intervention in the Financial Markets.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements  involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities  are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements.  In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending.  Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.

Securities of Other Investment Companies,  including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

Short Sales.  Short sales involve the market sale of a security a fund has borrowed from a prime broker with which it has a contractual relationship, with the expectation that the security will underperform either the market or the securities that the fund holds long. A fund closes a short sale by purchasing the same security at the current market price and delivering it to the prime broker.

Until a fund closes out a short position, the fund is obligated to pay the prime broker (from which it borrowed the security sold short) interest as well as any dividends that accrue during the period of the loan. While a short position is outstanding, a fund must also pledge a portion of its assets to the prime broker as collateral for the borrowed security. The collateral will be marked to market daily.

Short positions create a risk that a fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what a fund originally paid for the security together with any transaction costs. A fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price. As a result, a fund may be unable to fully implement its investment strategy due to a lack of available stocks or for other reasons. It is possible that the market value of the securities a fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund's potential volatility. Because a fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the fund resulting from the short sale will be decreased, and the amount of any ultimate gain will be decreased or of any loss will be increased, by the amount of such expenses.

A fund may also enter into short sales against the box. Short sales "against the box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Sources of Liquidity or Credit Support.  Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations  are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Structured Securities  (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Temporary Defensive Policies.  In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.Strategic Advisers® Growth Multi-Manager Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts.  Proceeds from shareholder purchases of a Fidelity® fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the fund when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the fund. The fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants.  Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds  do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund’s service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund’s manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

PORTFOLIO TRANSACTIONS

To the extent that Strategic Advisers grants investment management authority over an allocated portion of the fund's assets to a sub-adviser (see the section entitled "Management Contract"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section.

Orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Strategic Advisers (either directly or through its affiliates) or a sub-adviser, pursuant to authority contained in the management contract and the respective sub-advisory agreement.

Strategic Advisers or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

The fund will not incur any commissions or sales charges when it invests in affiliated funds, but it may incur such costs when it invests in non-affiliated funds and when it invests directly in other types of securities, including ETFs.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of the fund periodically review Strategic Advisers' and its affiliates' and each sub-adviser's performance of their respective responsibilities in connection with the placement of portfolio securities transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

Strategic Advisers.

The Selection of Securities Brokers and Dealers

Strategic Advisers or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place the fund's portfolio securities transactions. In selecting securities brokers, including affiliates of Strategic Advisers, to execute the fund's portfolio securities transactions, Strategic Advisers or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to Strategic Advisers' or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, Strategic Advisers or its affiliates may choose to execute an order using ECNs or venues, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, Strategic Advisers or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers or its affiliates also may select a broker that charges more than the lowest commission rate available from another broker. Strategic Advisers or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of Strategic Advisers or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. Strategic Advisers or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Strategic Advisers) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Strategic Advisers or its affiliates.

Research Products and Services.  These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement Strategic Advisers' or its affiliates' own research activities in providing investment advice to the fund.

Execution Services.  In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services.  Although Strategic Advisers or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to Strategic Advisers.  Strategic Advisers' or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services Strategic Advisers or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to Strategic Advisers or its affiliates or have no explicit cost associated with them. In addition, Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

Strategic Advisers' Decision-Making Process.  In connection with the allocation of fund brokerage, Strategic Advisers or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers or its affiliates, viewed in terms of the particular transaction for the fund or Strategic Advisers' or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund's brokerage may not benefit the fund. While Strategic Advisers or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Strategic Advisers, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist Strategic Advisers or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

Research Contracts.  Strategic Advisers or its affiliates have arrangements with certain third-party research providers and brokers through whom Strategic Advisers or its affiliates effect fund trades, whereby Strategic Advisers or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, Strategic Advisers or its affiliates may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers or its affiliates, or that may be available from another broker. Strategic Advisers or its affiliates view hard dollar payments for research products and services as likely to reduce the fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. Strategic Advisers' or its affiliates' determination to pay for research products and services separately is wholly voluntary on Strategic Advisers' or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

Strategic Advisers or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of Strategic Advisers) who have entered into arrangements with Strategic Advisers or its affiliates under which the broker may rebate a portion of the compensation paid by a fund. Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

Strategic Advisers or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS) and Luminex Trading & Analytics LLC (Luminex), with whom they are under common control or affiliated, provided Strategic Advisers or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, Strategic Advisers or its affiliates may place trades with brokers that use NFS or Fidelity Clearing Canada ULC (FCC) as a clearing agent.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, Strategic Advisers or its affiliates may effect spot foreign currency transactions with foreign currency dealers. In certain circumstances, due to local law and regulation, logistical or operational challenges, or the process for settling securities transactions in certain markets (e.g., short settlement periods), spot currency transactions may be effected on behalf of funds by parties other than Strategic Advisers or its affiliates, including funds' custodian banks (working through sub-custodians or agents in the relevant non-U.S. jurisdiction) or broker-dealers that executed the related securities transaction.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other funds managed by Strategic Advisers or its affiliates, investment decisions for the fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by Strategic Advisers to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

ClariVest Asset Management LLC (ClariVest).

ClariVest’s principal objective in selecting broker/dealers and entering Client trades is to obtain best execution for Clients’ transactions. As such, ClariVest will follow procedures to ensure that it is seeking to receive the best execution available on Client trades as there may be conflicts of interests that on occasion arise in the trading function. ClariVest’s full policy regarding portfolio transactions is contained in its Compliance Manual.

Best Execution

It is ClariVest’s policy to always seek best execution for Client securities transactions. ClariVest maintains a process for ensuring that (1) it is seeking to execute client transactions under the most favorable terms given the circumstances and (2) ClariVest has made a good faith determination that the commissions paid are reasonable in relation to the value of the services provided. All broker-dealers are unaffiliated with ClariVest. ClariVest considers the full range and quality of the broker-dealer’s service in selecting broker-dealers to meet best execution obligations, and may not pay the lowest commission rate available. ClariVest shall evaluate its efforts to seek to obtain best execution on Client trades through:

• initial review of individual broker-dealers,

• contemporaneous reviews of trading by ClariVest’s Portfolio Managers, and

• quarterly Best Execution Committee meetings. The Best Execution Committee meetings shall include the Chief Investments Officer, CCO and representatives from the Portfolio Management and Operations teams.

ClariVest will not enter into any formal “soft dollar commitments/arrangements”, written or verbal, explicit or implied, with any broker-dealers. A soft dollar commitment/arrangement is viewed by ClariVest as a commitment, understanding or agreement to pay increased commissions, or direct trades to a broker-dealer, in exchange for the receipt of research. ClariVest may, however, effect transactions for clients with broker-dealers who provide ClariVest with research or brokerage products and services, providing lawful and appropriate assistance to the Firm in the performance of its investment decision-making responsibilities. Research and brokerage products and services received from broker-dealers are supplemental to ClariVest’s own research efforts. ClariVest does not separately compensate broker-dealers with soft dollars for such products and services. Portfolio Managers consider the full range and quality of a broker-dealer’s services when placing brokerage to ensure that transactions are the most favorable under the circumstances.

Allocation of Trades

ClariVest’s allocation procedures seek to allocate investment opportunities among clients in the fairest possible way taking into account all clients’ best interests. ClariVest will follow procedures to ensure that allocations do not involve a practice of favoring or discriminating against any client or group of clients. The firm’s policy is to allocate all trades (initial as well as position building) on a pro-rata basis across all client accounts, unless outside factors (such as client guidelines) prevent such allocation. ClariVest performs this allocation prior to trading, and securities are subsequently allocated by the end of the trading day.

Allocation of Brokerage

Portfolio Managers seek to allocate trades across a variety of broker-dealers in an effort to minimize exposure to any single broker-dealer and to mitigate the potential negative consequences to ClariVest’s ability to obtain best execution should there be personnel or other management changes at the broker-dealers. Portfolio Managers may utilize any number of trading venues to execute transactions with a broker-dealer from ClariVest’s approved broker-dealer list.

Order Aggregation

Orders for the same security entered at the same time on behalf of more than one Client in a strategy will generally be aggregated (i.e., blocked or bunched) when possible, subject to the aggregation being in the best interests of all participating Clients. Orders for the same security entered at the same time across various strategies may be aggregated, subject to the aggregation being in the best interests of all participating Clients. All Clients participating in each aggregated order shall receive the average price and subject to minimum ticket charges, pay a pro-rata portion of commissions. Orders for the same security may be traded at the same time with different broker-dealers (and possibly obtain different execution) for a variety of reasons, including if the security is being traded differently.

Loomis, Sayles & Company, L.P. (Loomis Sayles).

Portfolio Transactions

In placing orders for the purchase and sale of equity securities, Loomis Sayles selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers or dealers, (b) research and other products or services (as described in the section “Soft Dollars” below) provided by such brokers or dealers which are expected to enhance Loomis Sayles’ general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers or dealers involved, (f) the risk in positioning a block of securities, (g) the quality of the overall brokerage and research services provided by the broker or dealer, and (h) fair dealing.

Loomis Sayles may place orders for a fund which, combined with orders for its other clients, may impact the price of the relevant security. This could cause a fund to obtain a worse price on the transaction than would otherwise be the case if the orders were placed in smaller amounts or spread out over a longer period of time.

Subject to the overriding objective of obtaining the best possible execution of orders, Loomis Sayles may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period.

Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles’ opinion, can provide the best overall net results for its clients. Transactions in equity securities are frequently executed through a primary market maker, but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Equity securities may also be purchased from underwriters at prices which include underwriting fees.

Soft Dollars

Loomis Sayles’ receipt of brokerage and research products or services are factors in Loomis Sayles’ selection of a broker-dealer to execute transactions for client accounts where Loomis Sayles believes that the broker-dealer will provide quality execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles’ own assets or may, in connection with transactions in equity securities effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (i.e. “soft dollars”).

For purposes of this soft dollars discussion, the term “commission” includes commissions paid to brokers in connection with transactions effected on an agency basis. Loomis Sayles does not generate soft dollars on fixed income transactions. However, certain fixed income accounts that invest in equities may generate soft dollars on said equity transactions. Furthermore, certain fixed income accounts that invest in equities may prohibit soft dollars.

Loomis Sayles will only acquire research and brokerage products and services with soft dollars if they qualify as eligible products and services under the safe harbor of Section 28(e) of the Securities Exchange Act of 1934. Eligible research services and products that may be acquired by Loomis Sayles are those products and services that may provide advice, analysis or reports that will aid Loomis Sayles in carrying out its investment decision-making responsibilities. Eligible research must reflect the expression of reasoning or knowledge (having inherently intangible and non-physical attributes) and may include the following research items: traditional research reports; discussions with research analysts and corporate executives; seminars or conferences; financial and economic publications that are not targeted to a wide public audience; software that provides analysis of securities portfolios; market research including pre-trade and post-trade analytics; and market data. Eligible brokerage services and products that may be acquired by Loomis Sayles are those services or products that (i) are required to effect securities transactions; (ii) perform functions incidental to securities transactions; or (iii) are services that are required by an applicable self-regulatory organization (“SRO”) or SEC rule(s). The brokerage and research products or services provided to Loomis Sayles by a particular broker-dealer may include both (a) products and services created by such broker-dealer, (b) products and services created by other broker-dealers, and (c) products and services created by a third party (“third-party services”). All soft dollar services are reviewed and approved by Loomis Sayles’ Chief Compliance Officer.

If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a “research use”) and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such “mixed-use item” between the research and non-research uses, and will only use soft dollars to pay for the portion of the cost relating to its research use. As of the date of this SAI, there are no mixed-use services being provided to Loomis Sayles.

In connection with Loomis Sayles’ use of soft dollars, a client’s account may pay a broker-dealer an amount of commission for effecting a transaction for the client’s account in excess of the amount of commission it or another broker-dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services provided by the broker-dealer, viewed in terms of either the particular transaction or Loomis Sayles’ overall responsibilities with respect to the accounts as to which Loomis Sayles exercises investment discretion.

Loomis Sayles may use soft dollars to acquire brokerage or research products and services that have potential application to all client accounts or to a certain group of client accounts. However, the products or services may not be used in connection with the management of some of the accounts which paid commissions to the broker-dealer providing the products or services and may be used in connection with the management of other accounts. Furthermore, while some clients do not generate soft dollar commissions, such as Wrap/Model Program clients, clients with directed brokerage or zero commission arrangements (which may limit or prevent Loomis Sayles from using such clients’ commissions to pay for research and research services), and certain fixed income accounts, they may still benefit from the research provided to Loomis Sayles in connection with other transactions placed for other clients. As a result, certain clients may have more of their commissions directed for research and research services than others.

Loomis Sayles’ use of soft dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of soft dollars also benefits client accounts as described above.

Client Commission Arrangements

Loomis Sayles has entered into several client commission arrangements (“CCAs”) (also known as commission sharing arrangements) with some of its key broker-dealer relationships. Over the past few years, Loomis Sayles has significantly reduced the number of brokers with which it will trade. In a CCA, subject to best execution, Loomis Sayles will allocate a higher portion of its clients’ equity trading with broker-dealers who unbundle their commission rates in order to enable Loomis Sayles to separately negotiate rates for execution and research and research services. The execution rates Loomis Sayles has negotiated with such firms vary depending on the type of orders Loomis Sayles executes with the CCAs (i.e. electronic or traditional).

Pursuant to the CCA agreements Loomis Sayles has with these broker-dealers, each firm will pool the research commissions accumulated during a calendar quarter and then, at the direction of Loomis Sayles, pay various broker-dealers and third party services from this pool for the research and research services such firms have provided to Loomis Sayles. These CCAs are deemed to be soft dollar arrangements, and Loomis Sayles and each CCA intends to comply with the applicable requirements of Section 28(e) of the Securities Exchange Act of 1934, as amended, as well as the Commission Guidance Regarding Client Commission Practices under Section 28(e) in the SEC Release No. 34-54165 dated July 18, 2006.

Loomis Sayles has a comprehensive internal voting process whereby Loomis Sayles’ equity portfolio managers, research analysts and strategists vote on various aspects of a broker-dealer’s qualitative services, which include without limitation: research and other services, idea generation, models, expert consultants, political and economic analysts, technical analysts, discussions with research analysts and corporate executives, seminars and conferences (“The Equity Research Vote”). The Equity Research Vote is performed on a quarterly basis, and the results are provided to the Equity Traders as guidance to which broker-dealers are providing the most valued qualitative services. These results are also used as a tool for estimating commission targets for various broker-dealers.

As a result of guidance from the UK Financial Conduct Authority, Loomis Sayles pays broker-dealers a “Corporate Access” arrangement fee in hard dollars.

The CCAs enable Loomis Sayles to strengthen its relationships with its key broker-dealers, and limit the broker-dealers with whom it trades to those with whom it has FIX connectivity, while still maintaining the research relationships with broker-dealers that provide Loomis Sayles with research and research services. In addition, the ability to unbundle the execution and research components of commissions enables Loomis Sayles to provide greater transparency to its clients in their commission reports.

In addition to trading with the CCA broker-dealers discussed above, Loomis Sayles continues to trade with full service broker-dealers and ECNs, ATSs and other electronic systems.

Aggregation of Orders

When Loomis Sayles believes it is desirable, appropriate and feasible to purchase or sell the same security for a number of client accounts at the same time, Loomis Sayles may (but is not obligated to) aggregate its clients’ orders (“Aggregated Orders”), including orders on behalf of affiliated clients and hedge funds, in a way that seeks to obtain more favorable executions, in terms of the price at which the security is purchased or sold, the cost of the execution of the orders, and the efficiency of the processing of the transactions. Subject to certain exceptions, all client accounts participating in an Aggregated Order, including affiliated clients and hedge funds, will participate at the average price at which the Aggregated Order was executed and will bear a pro rata portion of the execution cost of the Aggregated Order.

Orders may be (but are not required to be) added to a block over a reasonable period of time during the trading day without first allocating executed shares if the traders believe that the additional orders are based on the same news item, analyst recommendation or other triggering event that prompted the first order.

Although Loomis Sayles believes that the ability to aggregate orders for client accounts will in general benefit its clients as a whole over time, in any particular instance, such aggregation may result in a less favorable price or execution for any particular client than might have been obtained if a particular transaction had been effected on an unaggregated basis.

With respect to client accounts that have provided Loomis Sayles with directions to use specific brokers or dealers to execute some or all of their trades, compliance with such directions may in some instances result in such a directed brokerage account not participating in an Aggregated Order. As a result, the directed brokerage account may receive a less favorable price or execution, or incur higher execution costs, in particular transactions than if the directed brokerage account had participated in an Aggregated Order with other client accounts.

Massachusetts Financial Services Company (MFS).

Specific decisions to purchase or sell securities for the fund are made by persons affiliated with MFS. Any such person may serve other clients of MFS or any subsidiary of MFS in a similar capacity.

MFS places all fund orders for the purchase or sale of securities with the primary objective of seeking to obtain the best execution from responsible broker/dealers at competitive rates. MFS seeks to deal with broker/dealers that can provide high quality execution services. In seeking best execution, MFS takes into account all factors it considers to be relevant, including by way of illustration: price; the size of the transaction; the nature of the market of the security; the amount of the commission; the timing and impact of the transaction considering market prices and trends; the reputation, experience, and financial stability of the broker/dealer involved; the willingness of the broker/dealer to commit capital; the need for anonymity in the market; and the quality of services rendered by the broker/dealer in other transactions, which may include the quality of the research and brokerage services provided by the broker/dealer. MFS may place fund orders with Luminex Trading & Analytics LLC, an alternative trading system in which MFS owns a 4.9% stake.

In certain circumstances, such as a buy-in for failure to deliver, MFS is not able to select the broker/dealer who will transact to cover the failure. For example, if the fund sells a security short and is unable to deliver the securities sold short, the broker/dealer through whom the fund sold short must deliver securities purchased for cash, (i.e., effect a buy-in, unless it knows that the fund either is in the process of forwarding the securities to the broker/dealer or will do so as soon as possible without undue inconvenience or expense). Similarly, there can also be a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold. If the broker/dealer effects a buy-in, MFS will be unable to control the trading techniques, methods, venues, or any other aspect of the trade used by the broker/dealer.

Commission rates for equity securities and some derivatives vary depending upon trading techniques, methods, venues, and broker/dealers selected as well as the market(s) in which the securities are traded and their relative liquidity. MFS may utilize numerous broker/dealers and trading venues and strategies in order to seek the best execution for client transactions. MFS periodically and systematically reviews the performance of the broker/dealers that execute fund transactions, including the commission rates paid to broker/dealers by considering the value and quality of brokerage and research services provided. The quality of a broker/dealer’s services is measured by analyzing various factors that could affect the execution of trades. These factors include the ability to execute trades with a minimum of market impact, the speed and efficiency of executions, electronic trading capabilities, adequacy of capital, commitment of capital when necessary or desirable, market color provided to MFS, and accommodation of MFS' special needs. MFS may employ outside vendors to provide reports on the quality of broker/dealer executions.

In the case of securities traded in the over-the-counter market, portfolio transactions may be effected either on an agency basis, which involves the payment of negotiated brokerage commissions to the broker/dealer (including electronic communication networks, multilateral trading facilities, or alternative trading systems), or on a principal basis at net prices without commissions, including compensation to the broker/dealer in the form of a mark-up or mark-down, depending on where MFS believes best execution is available. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to MFS on tender or exchange offers. Such soliciting or dealer fees are, in effect, recaptured by the fund.

In allocating brokerage, MFS may take into consideration the receipt of research and brokerage services, consistent with its obligation to seek best execution for fund transactions. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (‘‘Section 28(e)’’), MFS may cause the fund to pay a broker/dealer which provides “Brokerage and Research Services” (as defined by Section 28(e)) to MFS an amount of commission for effecting a securities transaction for the fund in excess of the amount other broker/dealers would have charged for the transaction if MFS determines in good faith that the greater commission is reasonable in relation to the value of the Brokerage and Research Services provided by the executing broker/dealer viewed in terms of either a particular transaction or MFS' overall responsibilities to the fund and its other clients. ‘‘Commissions,’’ as currently interpreted by the SEC, include fees paid to broker/dealers for trades conducted on an agency basis, and certain mark-ups, markdowns, commission equivalents, and other fees received by broker/dealers in riskless principal transactions. "Research Commissions" represent the portion of Commissions (and other fees paid in non-U.S. transactions that are not considered Commissions) that is paid on transactions in excess of the portion that compensates the broker/dealer for executing, clearing, and/or settling the transaction.

Brokerage and Research Services includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities; and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or required in connection therewith by applicable rules. Such services can include access to corporate management; industry conferences; research field trips to corporate management and/or to tour manufacturing, production, or distribution facilities; statistical, research, and other factual information or services such as: investment research reports; access to analysts; execution systems and trading analytics; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations (collectively, "Research").

MFS has entered into client commission agreements with broker/dealers that execute, clear, or settle securities transactions on behalf of MFS' clients (“Executing Brokers”) which provide for the Executing Brokers to pool a portion of the Commissions paid by the fund and other accounts for securities transactions (“Pooled Commissions”). Pooled Commissions also include a portion of the Commissions paid in connection with the transactions of affiliates of MFS. Executing Brokers pay a portion of Pooled Commissions to providers of Research to MFS (“Research Providers”).

To the extent a Research Provider plays no role in executing client securities transactions, any Research prepared by that Research Provider would constitute third party research. MFS may use brokerage commissions, including Pooled Commissions, from the fund’s portfolio transactions to acquire Research, subject to the procedures and limitations described below.

MFS establishes a semi-annual budget for Research paid for with Research Commissions ("Global Budget"). MFS and its affiliates allocate Research Commissions through a research vote process ("Research Vote") in which the investment professionals of MFS and its affiliates assess the value of Research provided to MFS and its affiliates by Research Providers (which may include Executing Brokers) ("Research Firms") during the period. MFS ascribes a dollar amount to each vote which, in total, is intended to equal the Global Budget for the period. Investment professionals are not required to spend all of their votes. MFS uses the Research Vote as a guide for allocating Pooled Commissions to Research Firms subject to each semi-annual period's Global Budget. Compensation for Research may also be made pursuant to commissions paid on trades (“Trade Commissions”) executed by a Research Provider who is registered as a broker/dealer (“Broker Provider”). To the extent that payments for Research to a Broker Provider are made pursuant to Trade Commissions, MFS and its affiliates will reduce the amount of Pooled Commissions to be paid to that Broker Provider for its Research by a portion of the Trade Commission. MFS reserves the right to pay cash to the Research Firm from its own resources in an amount MFS determines in its discretion.

If MFS determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), MFS may allocate the costs of such service or product accordingly in its reasonable discretion. MFS will allocate Research Commissions to Research Firms only for the portion of the service or product that MFS determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

The Research is provided to MFS for no consideration other than Research Commissions. In determining whether a service or product qualifies as Brokerage or Research Services, MFS evaluates whether the service or products provides lawful and appropriate assistance to MFS in carrying out its investment decision-making responsibilities. It is often not possible to place a dollar value on the Brokerage and Research Services provided to MFS by broker/dealers. The determination and evaluation of the reasonableness of the Research Commissions paid is primarily based on the professional opinions of the investment professionals who utilize the Research provided by the broker/dealers.

The advisory fee paid by the fund to MFS is not reduced as a consequence of MFS' receipt of Research. To the extent the fund's portfolio transactions are used to obtain Research, the brokerage commissions paid by the fund might exceed those that might otherwise be paid for execution only.

Through the use of Research acquired with Research Commissions, MFS avoids the additional expenses that it would incur if it developed comparable information through its own staff or if it purchased such Research with its own resources. As a result, the fund pays more for its portfolio transactions than if MFS caused the fund to pay execution only rates. MFS may have an incentive to select or recommend a broker/dealer based on its interest in receiving Research rather than the fund's interest in receiving lower commission rates. The Research received may be useful and of value to MFS or its affiliates in serving both the fund and other clients of MFS or its affiliates. Accordingly, not all of the Research provided by broker/dealers through which the fund effects securities transactions may be used by MFS in connection with the fund.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

The following table shows the fund's portfolio turnover rate for the fiscal periods ended May 31, 2016 and 2015. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in Strategic Advisers' investment outlook.

Turnover Rates	2016	2015
Strategic Advisers® Growth Multi-Manager Fund	46%	46%

During the fiscal year ended May 31, 2016, the fund held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by the fund as of the fiscal year ended May 31, 2016.

Fund	Regular Broker or Dealer	Aggregate Value of Securities Held
Strategic Advisers® Growth Multi-Manager Fund	Goldman Sachs Group, Inc.	$141,937
	JPMorgan Chase & Co.	$165,459

The following table shows the total amount of brokerage commissions paid by the fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended May 31, 2016, 2015, and 2014. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
Strategic Advisers® Growth Multi-Manager Fund	May 31
	2016	$13,175	0.02%
	2015	$18,617	0.03%
	2014	$28,400	0.04%

During the past three fiscal years, the following brokerage commissions were paid to affiliated brokers:

Fund(s)	Fiscal Year End May 31	Broker	Affiliated With	Transactions Initiated By	Commissions	Percentage of Aggregate Brokerage Commissions	Percentage of Aggregate Dollar Amount of Brokerage Transactions
Strategic Advisers® Growth Multi-Manager Fund	2016	BoA Merrill Lynch BIDS	MSIM	MSIM	$13	0.10%	0.06%
	2016	Fidelity Capital Markets	FMR LLC/Strategic Advisers	FIAM	$6	0.05%	0.13%
	2015	BoA Merrill Lynch	MSIM	MSIM	$50
	2015	Fidelity Capital Markets	FMR LLC/Strategic Advisers	FIAM LLC	$7
	2014	Merrill Lynch	MSIM	MSIM	$89

Brokerage commissions may vary significantly from year to year due to a variety of factors, including the types of investments selected by the sub-adviser(s), changes in transaction costs, and market conditions.

The following table shows the dollar amount of brokerage commissions paid to firms that may have provided research or brokerage services and the approximate dollar amount of the transactions involved for the fiscal year ended 2016.

Fund	Fiscal Year Ended	$ Amount of Commissions Paid to Firms for Providing Research or Brokerage Services	$ Amount of Brokerage Transactions Involved
Strategic Advisers® Growth Multi-Manager Fund	May 31, 2016	$9,411	$26,280,317

VALUATION

NAV is the value of a single share. NAV is computed by adding a class's pro rata share of the value of a fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation responsibilities to Strategic Advisers. Strategic Advisers has established the Strategic Advisers Fair Value Committee (the Committee) to fulfill these responsibilities. The Committee may rely on information and recommendations provided by affiliates of Strategic Advisers in fulfilling its responsibilities, including the fair valuation of securities.

Shares of underlying funds (other than ETFs) held by a fund are valued at their respective NAVs. If an underlying fund's NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying Fidelity® non-money market fund, are valued as follows:

Most equity securities (including securities issued by ETFs) are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Board of Trustees. A number of pricing services are available and the funds may use more than one of these services. The funds may also discontinue the use of any pricing service at any time. Strategic Advisers engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

The Board of Trustees of the underlying Fidelity® funds has ultimate responsibility for pricing portfolio securities and assets held by those funds, but has delegated day-to-day valuation responsibilities to FMR. FMR has established the FMR Fair Value Committee (FMR Committee) to fulfill these responsibilities.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the FMR Committee or the Committee, are deemed unreliable will be fair valued in good faith by the FMR Committee or the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the FMR Committee or the Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the FMR Committee or the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the FMR Committee and the Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Portfolio securities and assets held by an underlying Fidelity® money market fund are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a money market fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees of an underlying Fidelity® money market fund consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a money market fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

Strategic Advisers reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the fund’s investments and ratifies the fair value determinations of the Committee.

BUYING AND SELLING INFORMATION

Shares are offered only to certain other Fidelity® funds.

The fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Strategic Advisers determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

The fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. The fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, the fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

Dividends. A portion of the fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of the fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Capital Gain Distributions. The fund's long-term capital gain distributions, including amounts attributable to an underlying fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

Returns of Capital. If the fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold in taxable accounts.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by the fund with respect to foreign securities held directly by the fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by the fund. As a general matter, if, at the close of its fiscal year, more than 50% of the fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of the fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. The amount of foreign taxes paid by the fund will be reduced to the extent that the fund lends securities over the dividend record date. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 18 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function.  Robert A. Lawrence is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds, Fidelity's equity and high income funds, and Fidelity's sector portfolios. The fund may invest in Fidelity® funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bruce T. Herring (1965)

Year of Election or Appointment: 2015

Trustee

Mr. Herring also serves as Trustee of other funds. Mr. Herring serves as Chairman and President (2015-present) and Director (2016-present) of Strategic Advisers, Inc. (investment adviser firm), and President of Fidelity Research & Analysis Company (investment adviser firm, 2010-present). Previously, Mr. Herring served as Group Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-2015) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2005-2013), Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of FMR, Vice President of FMR Co., Inc. (investment adviser firm, 2001-2007), and as a portfolio manager.

Robert A. Lawrence (1952)

Year of Election or Appointment: 2016

Trustee

Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Peter C. Aldrich (1944)

Year of Election or Appointment: 2006

Trustee

Mr. Aldrich also serves as Trustee of other funds. Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of the funds of BlackRock Realty Group (2006-present), and a Director of LivelyHood, Inc. (private corporation, 2013-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as a Director of Zipcar, Inc. (car sharing services, 2001-2009) and as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston (emeritus) and Massachusetts Eye and Ear Infirmary.

Amy Butte Liebowitz (1968)

Year of Election or Appointment: 2011

Trustee

Ms. Butte also serves as Trustee of other funds. She is a Board Observer for Carbon38 (e-commerce, 2015-present), Strategic Advisor to the Long-Term Stock Exchange (financial technology start-up company, 2015-present), and member of the Advisory Board of and on air contributor for Wall Street Week (investment news, 2015-present). Ms. Butte was the founder and Chief Executive Officer of TILE Financial and SpendGrowGive (financial internet service, 2008-2012). Previously, Ms. Butte served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008) and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte is a member of the Economic Club of New York and WomenCorporateDirectors. Ms. Butte previously served as a member of the Boards of Accion International, Women’s Forum of New York, National Organization of Investment Professionals, and YMCA of Greater New York and on the Corporate Advisory Board of the New York City Ballet. Ms. Butte is also an alumna of the World Economic Forum's Young Global Leader program and the French American Young Leader program.

Ralph F. Cox (1932)

Year of Election or Appointment: 2006

Trustee

Mr. Cox also serves as Trustee of other funds. Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Mary C. Farrell (1949)

Year of Election or Appointment: 2013

Trustee

Ms. Farrell also serves as Trustee or Member of the Advisory Board of other funds. Ms. Farrell is a Director of the W.R. Berkley Corporation (insurance provider) and President (2009-present) and Director (2006-present) of the Howard Gilman Foundation (charitable organization). Previously, Ms. Farrell was Managing Director and Chief Investment Strategist at UBS Wealth Management USA and Co-Head of UBS Wealth Management Investment Strategy & Research Group (2003-2005). Ms. Farrell also served as Investment Strategist at PaineWebber (1982-2000) and UBS PaineWebber (2000-2002). Ms. Farrell also serves as Trustee on the Board of Overseers of the New York University Stern School of Business, as Chairman of the Board of Trustees of Yale-New Haven Hospital, and on the Yale New Haven Health System Board.

Karen Kaplan (1960)

Year of Election or Appointment: 2006

Trustee

Ms. Kaplan also serves as Trustee of other funds. Ms. Kaplan is Chairman (2014-present), Chief Executive Officer (2013-present), and President (2007-2013) of Hill Holliday (advertising and specialized marketing). Ms. Kaplan is a Director of The Michaels Companies, Inc. (specialty retailer, 2015-present), Member of the Board of Governors of the Chief Executives’ Club of Boston (2010-present), Member of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present), Director of the National Association of Corporate Directors Chapter (2012-present), Member of the Board of Trustees of the Post Office Square Trust (2012-present), Member of the Brigham and Women’s Hospital President's Advisory Council (2014-present), and Overseer of the Boston Symphony Orchestra (2014-present). Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), a member of the Clinton Global Initiative (2010-2015), Director of DSM (dba Delta Dental and DentaQuest) (2004-2014), Formal Appointee of the 2015 Baker-Polito Economic Development Council, Director of Vera Bradley Inc. (designer of women’s accessories, 2012-2015), Member of the Board of Directors of the Massachusetts Conference for Women (2008-2015), Member of the Board of Directors of Jobs for Massachusetts (2012-2015), President of the Massachusetts Women’s Forum (2008-2010), Treasurer of the Massachusetts Women’s Forum (2002-2006), and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Howard E. Cox, Jr. may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Howard E. Cox, Jr. (1944)

Year of Election or Appointment: 2009

Member of the Advisory Board

Mr. Cox also serves as Member of the Advisory Board of other funds. Mr. Cox is a Partner of Greylock (venture capital, 1971-present) and a Director of Stryker Corporation (medical products and services, 1974-present). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010). Mr. Cox also serves as a Member of the Secretary of Defense's Business Board of Directors (2008-present), a Director of Business Executives for National Security (1997-present), a Director of the Brookings Institution (2010-present), a Director of the World Economic Forum’s Young Global Leaders Foundation (2009-present), and is a Member of the Harvard Medical School Board of Fellows (2002-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Brian J. Blackburn (1975)

Year of Election or Appointment: 2014

Assistant Secretary

Mr. Blackburn also serves as an officer of other funds. Mr. Blackburn serves as Vice President & Associate General Counsel (2013-present) and is an employee of Fidelity Investments (2007-present).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2012

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2015

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2015

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers, Inc. (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

John Hitt (1967)

Year of Election or Appointment: 2014

Secretary and Chief Legal Officer

Mr. Hitt also serves as an officer of other funds. Mr. Hitt serves as Senior Vice President and Deputy General Counsel in Fidelity's Asset Management Group (2010-present) and is an employee of Fidelity Investments.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Standing Committees of the Trustees. The Board of Trustees has established two committees to supplement the work of the Board as a whole. The members of each committee are Independent Trustees.

The Audit and Compliance Committee is composed of Ms. Butte Liebowitz (Chair), Mr. Aldrich, Mr. Ralph Cox, and Mses. Farrell and Kaplan. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. The committee determines whether at least one member of the committee is an "audit committee financial expert" as defined in rules promulgated by the SEC under the Sarbanes-Oxley Act of 2002. The committee normally meets in conjunction with in person meetings of the Board of Trustees, or more frequently as called by the Chair or a majority of committee members. The committee meets separately periodically with the fund's Treasurer, the fund's Chief Financial Officer, the fund's CCO, personnel responsible for the internal audit function of FMR LLC, and the fund's outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the fund for the purpose of preparing or issuing an audit report or related work. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the fund and the fund's service providers, (ii) the financial reporting processes of the fund, (iii) the independence, objectivity and qualification of the auditors to the fund, (iv) the annual audits of the fund's financial statements, and (v) the accounting policies and disclosures of the fund. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations (auditor independence regulations) of the SEC. It is responsible for approving all audit engagement fees and terms for the fund and for resolving disagreements between the fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the fund report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the fund and any service providers consistent with Public Company Accounting Oversight Board (PCAOB) Ethics and Independence Rule 3526, Communication with Audit Committees Concerning Independence. The committee will discuss with the outside auditors any such disclosed relationships and their impact on the auditor's independence and objectivity. The committee will receive reports of compliance with provisions of the auditor independence regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the fund's service providers' internal controls and reviews with management, internal audit personnel of FMR LLC, and outside auditors the adequacy and effectiveness of the fund's and service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the fund's ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the fund's or service provider's internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the fund's financial statements and any material reports or inquiries received from regulators or governmental agencies. The committee reviews at least annually a report from the outside auditor describing (i) any material issues raised by the most recent internal quality control review, peer review, or PCAOB examination of the auditing firm and (ii) any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm since the most recent report and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the fund's financial reporting process from the fund's Treasurer and outside auditors and will receive reports from any outside auditor relating to (i) critical accounting policies and practices used by the fund, (ii) alternative accounting treatments that the auditor has discussed with Strategic Advisers, and (iii) other material written communications between the auditor and Strategic Advisers (as determined by the auditor). The committee will discuss with Strategic Advisers, the fund's Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the fund. The committee will review with Strategic Advisers, the fund's Treasurer, outside auditors, and internal audit personnel of FMR LLC (to the extent relevant) the results of audits of the fund's financial statements. The committee will discuss regularly and oversee the review of the fund's major internal controls exposures, the steps that have been taken to monitor and control such exposures, and any risk management programs relating to the fund. The committee also oversees the administration and operation of the compliance policies and procedures of the fund and fund's service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee of the Board of Trustees or reserved to the Board itself. The committee has responsibility for recommending to the Board the designation of a CCO of the fund. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO and, if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports on significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the fund's compliance policies as required by Rule 38a-1 and quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws. During the fiscal year ended May 31, 2016, the committee held five meetings.

The Governance and Nominating Committee is composed of Mr. Ralph Cox (Chair), Mr. Aldrich, and Mses. Butte Liebowitz, Farrell, and Kaplan. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the fund's or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the fund's expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the fund, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. During the fiscal year ended May 31, 2016, the committee held four meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2015 (or as of December 31, 2016 for Mr. Lawrence, Trustee as of October 17, 2016).

Interested Trustees (1)
DOLLAR RANGE OF FUND SHARES	BruceHerring	Robert A.Lawrence	Roger T.Servison
Strategic Advisers® Growth Multi-Manager Fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none	none

(1)  Effective October 17, 2016, Roger T. Servison retired as Trustee and Robert A. Lawrence was elected Trustee.

Independent Trustees
DOLLAR RANGE OF FUND SHARES	Peter C.Aldrich	AmyButte Liebowitz	Ralph F.Cox	Mary C.Farrell
Strategic Advisers® Growth Multi-Manager Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Karen T.Kaplan
Strategic Advisers® Growth Multi-Manager Fund	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended May 31, 2016, or calendar year ended December 31, 2015, as applicable.

Compensation Table (1)
AGGREGATE COMPENSATION FROM A FUND	Peter C.Aldrich	AmyButte Liebowitz	Ralph F.Cox	Mary C.Farrell
Strategic Advisers® Growth Multi-Manager Fund (2)	$129	$145	$145	$137
TOTAL COMPENSATION FROM THE FUND COMPLEX (3)	$235,000	$265,000	$265,000	$250,000
AGGREGATE COMPENSATION FROM A FUND	Karen T.Kaplan
Strategic Advisers® Growth Multi-Manager Fund (2)	$128
TOTAL COMPENSATION FROM THE FUND COMPLEX (3)	$232,500

(1)  Bruce T. Herring, Roger T. Servison, Howard E. Cox, Jr., and Robert A. Lawrence are interested persons and are compensated by Strategic Advisers or an affiliate (including FMR).

(2)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Amy Butte Liebowitz, $119; Mary C. Farrell, $52; and Karen T. Kaplan, $103.

(3)  Reflects compensation received for the calendar year ended December 31, 2015, for 18 funds of one trust. Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: Amy Butte Liebowitz, $215,000; Mary C. Farrell, $92,500; and Karen T. Kaplan, $185,000.

As of May 31, 2016, the Trustees, Members of the Advisory Board (if any), and officers of the fund owned, in the aggregate, less than 1% of the fund's total outstanding shares.

As of May 31, 2016, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Class Name	Owner Name	City	State	Ownership %
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2020 FUND	BOSTON	MA	16.21%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2035 FUND	BOSTON	MA	12.03%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2045 FUND	BOSTON	MA	10.16%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2050 FUND	BOSTON	MA	8.93%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2025 FUND	BOSTON	MA	8.87%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2055 FUND	BOSTON	MA	8.63%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2030 FUND	BOSTON	MA	8.50%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIMM LLC	BOSTON	MA	6.40%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2040 FUND	BOSTON	MA	5.93%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2015 FUND	BOSTON	MA	5.92%
Strategic Advisers® Growth Multi-Manager Fund (1)	FIMM LLC	BOSTON	MA	95.22%
Strategic Advisers® Growth Multi-Manager Fund - Class L	FIMM LLC	BOSTON	MA	99.97%
Strategic Advisers® Growth Multi-Manager Fund - Class N	FIMM LLC	BOSTON	MA	100.00%

(1)  The ownership information shown above is for a class of shares of the fund.

As of May 31, 2016, the following owned of record and/or beneficially 25% or more of the outstanding shares:

Fund Name	Owner Name	City	State	Ownership %
Strategic Advisers® Growth Multi-Manager Fund	FIMM LLC	BOSTON	MA	91.54%

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of Strategic Advisers and FIAM. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

ClariVest is a registered investment adviser, has its principal office at 3611 Valley Centre Drive, Suite 100, San Diego, California 92130. ClariVest employees own 55% of ClariVest. Eagle Asset Management, Inc., a subsidiary of Raymond James Financial, owns 45%.

FIAM is a registered investment adviser. FMR LLC is the ultimate parent company of FIAM. Information regarding the ownership of FMR LLC is disclosed above.

Geode, a registered investment adviser, is a subsidiary of Geode Capital Holdings, LLC. Geode and Geode Capital Holdings, LLC have principal offices at One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Geode was founded in January 2001 to develop and manage quantitative and investment strategies and to provide advisory and sub-advisory services.

Loomis Sayles, a registered investment adviser, has its principal office at One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is an indirect subsidiary of Natixis Global Asset Management, L.P. which is an indirect subsidiary of Natixis Global Asset Management (“NGAM”), an international asset management group based in Paris, France. NGAM is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group.

MFS is a registered investment adviser, has its principal offices at 111 Huntington Avenue, Boston, Massachusetts 02199. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

MSIM is a registered investment adviser, has its principal offices at 522 Fifth Avenue, New York, New York 10036. MSIM is a subsidiary of Morgan Stanley. MSIM, together with its affiliated asset management companies, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley, the parent of MSIM, is a global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing, and financial advisory services.

Waddell & Reed Investment Management Company (WRIMCO) is a registered investment adviser, has its principal office at 6300 Lamar Avenue, P.O. Box 29217, Overland Park, Kansas 66201-9217. WRIMCO is a subsidiary of Waddell & Reed Financial, Inc., a publicly held company.

Strategic Advisers, ClariVest, FIAM, Geode, Loomis Sayles, MFS, MSIM, WRIMCO (the Investment Advisers), FDC, and the fund have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the fund, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including the Investment Advisers' investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

The fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

The fund's initial shareholder approved a proposal permitting Strategic Advisers to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements, subject to conditions of an exemptive order that has been granted by the SEC (Exemptive Order). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Strategic Advisers has retained ClariVest, FIAM, Geode, Loomis Sayles, MFS, MSIM, and WRIMCO to serve as sub-advisers for the fund. The sub-advisers do not sponsor the fund.

It is not possible to predict the extent to which the fund's assets will be invested by a particular sub-adviser at any given time and one or more sub-advisers may not be managing any assets for the fund at any given time.

Management and Sub-Advisory Services. Under the terms of its management contract with the fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate the fund's assets pursuant to its investment strategy. Strategic Advisers or its affiliates provide the fund with all necessary office facilities and personnel for servicing the fund's investments, compensate all officers of the fund and all Trustees who are interested persons of the trust or of Strategic Advisers, and compensate all personnel of the fund or Strategic Advisers performing services relating to research, statistical and investment activities.

In addition, Strategic Advisers or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Under its respective sub-advisory agreement, and subject to the supervision of the Board of Trustees, each sub-adviser directs the investment of its allocated portion of the fund's assets in accordance with the fund's investment objective, policies and limitations.

Management-Related Expenses. In addition to the management fee payable to Strategic Advisers and the fees payable to the transfer agent and pricing and bookkeeping agent, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of Strategic Advisers under the management contract, the fund pays Strategic Advisers a monthly management fee calculated by adding the annual rate of 0.30% of the fund's average daily net assets throughout the month plus the total fees payable monthly to the fund's sub-advisers based upon each sub-adviser's respective allocated portion of the fund's assets; provided, however, that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets.

The following table shows the amount of management fees paid by the fund to Strategic Advisers for the past three fiscal years. In addition, the table shows the amount of waivers reducing management fees.

Fund	Fiscal Years Ended May 31	Amount of Waivers Reducing Management Fees	Management Fees Paid to Investment Adviser	Management Fees Paid as a % of Average Net Assets of the Fund
Strategic Advisers® Growth Multi-Manager Fund	2016	$0	$317,666	0.5021%
	2015	$0	$311,242	0.5104%
	2014	$0	$382,510	0.5250%

Strategic Advisers may, from time to time, voluntarily reimburse all or a portion of a fund's or, in the case of a multiple class fund, a class's operating expenses. Strategic Advisers retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns, and repayment of the reimbursement will decrease returns.

Sub-Adviser - ClariVest. The fund and Strategic Advisers have entered into a sub-advisory agreement with ClariVest pursuant to which ClariVest may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays ClariVest fees based on the net assets of the portion of the fund managed by ClariVest pursuant to a separately negotiated investment mandate (a “Strategy”). The fees are calculated using the effective rate applicable to Aggregated Assets managed by ClariVest under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by ClariVest pursuant to that Strategy.

Sub-Adviser - FIAM. The fund and Strategic Advisers have entered into a sub-advisory agreement with FIAM pursuant to which FIAM may provide investment advisory services for the fund.

Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays FIAM fees based on the net assets of the portion of the fund managed by FIAM pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by FIAM under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by FIAM pursuant to that Strategy.

The following fee rate schedule(s) apply to the mandates below, which have not currently been allocated a portion of the fund's assets.

Focused Large Cap Growth: 0.35% of the first $250 million in assets; 0.30% of the next $250 million in assets; 0.25% of the next $500 million in assets; and 0.20% on any amount in excess of $1.0 billion in assets.

Large Cap Core: 0.40% on the first $100 million in assets and 0.30% on any amount in excess of $100 million in assets.

Sub-Adviser - Geode. The fund and Strategic Advisers have entered into a sub-advisory agreement with Geode pursuant to which Geode may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Geode fees based on the net assets of the portion of the fund managed by Geode pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Geode under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Geode pursuant to that Strategy.

The following fee rate schedule(s) apply to the mandate below, which has not currently been allocated a portion of the fund's assets.

Factor Based: 0.125% of the first $500 million in assets; 0.10% of the next $500 million in assets; and 0.075% on any amount in excess of $1 billion in assets.

Sub-Adviser - Loomis Sayles. The fund and Strategic Advisers have entered into a sub-advisory agreement with Loomis Sayles pursuant to which Loomis Sayles may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Loomis Sayles fees based on the net assets of the portion of the fund managed by Loomis Sayles pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Loomis Sayles under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Loomis Sayles pursuant to that Strategy.

Sub-Adviser - MFS. The fund and Strategic Advisers have entered into a sub-advisory agreement with MFS pursuant to which MFS may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays MFS fees based on the net assets of the portion of the fund managed by MFS pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by MFS under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by MFS pursuant to that Strategy.

Sub-Adviser - MSIM. The fund and Strategic Advisers have entered into a sub-advisory agreement with MSIM pursuant to which MSIM may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays MSIM fees based on the net assets of the portion of the fund managed by MSIM pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by MSIM under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by MSIM pursuant to that Strategy.

MSIM has not currently been allocated a portion of the fund's assets to manage.

Sub-Adviser - WRIMCO. The fund and Strategic Advisers have entered into a sub-advisory agreement with WRIMCO pursuant to which WRIMCO may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays WRIMCO fees based on the net assets of the portion of the fund managed by WRIMCO pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by WRIMCO under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by WRIMCO pursuant to that Strategy.

WRIMCO has not currently been allocated a portion of the fund's assets to manage.

The following table shows the amount of sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to FIAM for the past three fiscal years.

Fund	Fiscal Years Ended May 31	Sub-Advisory Fees Paid by Strategic Advisers to FIAM	Sub-Advisory Fees Paid by Strategic Advisers to FIAM as a % of Average Net Assets of the Fund
Strategic Advisers® Growth Multi-Manager Fund	2016 (1)	$25,483	0.0403%
	2015	$28,316	0.0464%
	2014	$37,368	0.0513%

(1)  FIAM managed a portion of the fund's assets through April 2016.

The following table shows the aggregate amount of sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to unaffiliated sub-advisers for the past three fiscal years.

Fund	Fiscal Years Ended May 31	Aggregate Sub-Advisory Fees Paid to Unaffiliated Sub-Adviser(s)	Aggregate Sub-Advisory Fees Paid to Unaffiliated Sub-Adviser(s) as a % of Average Net Assets of the Fund
Strategic Advisers® Growth Multi-Manager Fund	2016	$102,746	0.1624%
	2015	$99,813	0.1637%
	2014	$126,228	0.1733%

Differences between the amount of the management fees paid by the fund to Strategic Advisers and the aggregate amount of the sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to FIAM and unaffiliated sub-advisers may be due to expense estimates, which are accrued in the period to which they relate and adjusted when actual amounts are known.

Portfolio Manager Compensation – Strategic Advisers.

John A. Stone is an employee of Strategic Advisers, a subsidiary of FMR LLC and an affiliate of FMR. Strategic Advisers is the adviser to the fund.

Mr. Stone is lead portfolio manager of the fund and receives compensation for his services. As of May 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Strategic Advisers or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at Strategic Advisers or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of Strategic Advisers funds and accounts, including the fund. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s), and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and peer group. A subjective component of the bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers. The portion of the portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the Russell 1000® Growth Index, and the pre-tax investment performance of the fund (based on the performance of the fund’s retail class) measured against the Morningstar® Large Growth Category. The portfolio manager may be compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Strategic Advisers' parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Strategic Advisers or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stone as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	64	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$45,815	$63,176	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($59 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Stone was $100,001 - $500,000.

Portfolio Manager Compensation - ClariVest. David J. Pavan, Frank Feng, Ed Wagner, and Stacey Nutt serve as co-portfolio managers for ClariVest’s portion of the fund’s assets. Compensation paid by ClariVest to its portfolio managers has three primary components: (1) a base salary, (2) a discretionary bonus, and (3) for those employees with equity in the firm (including the portfolio managers for the fund), distributions from the LLC. The portfolio managers also receive certain retirement, insurance, and other benefits that are broadly available to all ClariVest employees. The intent of this compensation plan is to achieve a market competitive structure with a high degree of variable compensation through participation in a bonus pool and equity distributions.

ClariVest seeks to compensate portfolio managers in a manner commensurate with their responsibilities, contributions and performance, and that is competitive with other firms within the investment management industry. Salaries, bonuses, and distributions are also influenced by the operating performance of ClariVest.

Bonuses are based on a variety of factors, including overall profitability of the firm as well as individual contribution to the firm. Bonuses are not simply tied to individual product performance. ClariVest believes that payment of bonuses based on short term performance is counterproductive to the environment at ClariVest. All members of the investment team are expected to actively participate in ongoing research, some of which may not primarily benefit the product on which they are the named portfolio manager. Bonuses based on short term individual performance would not incent investment team members to do so. The firm’s overall annual cash bonus pool is typically based on a fixed percentage of pre-bonus operating income.

ClariVest believes that equity ownership in the firm (or the potential for such) is both a tool for attracting and retaining employees. Currently, the portfolio managers for the fund are equity owners in the firm. Additionally, it is expected that equity ownership in the firm will broaden to additional employees over time.

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the fund’s investments on the one hand and the investments of other accounts or vehicles for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions between the fund and the other accounts or vehicles, a portfolio manager may take action with respect to another account or vehicle that differs from the action taken with respect to the fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account or otherwise provide more revenue to the investment adviser. While these factors may create conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities, the portfolio managers will endeavor to exercise their discretion in a manner that they believe is equitable to all interested persons.

The following table provides information relating to other accounts managed by Mr. Pavan as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	4	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,615	$315	$43
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($16 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Pavan was none.

The following table provides information relating to other accounts managed by Mr. Feng as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,615	$24	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($16 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Feng was none.

The following table provides information relating to other accounts managed by Mr. Wagner as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	4	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,615	$315	$41
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($16 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Wagner was none.

The following table provides information relating to other accounts managed by Dr. Nutt as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	15	16
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	$2,969	$1,127	$498
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$12	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($16 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Dr. Nutt was none.

Portfolio Manager Compensation - Loomis Sayles.

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total for fixed-income managers and 70% for equity managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the Chief Investment Officer ("CIO") and senior management. The "CIO" and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of Loomis Sayles’ institutional composites to the performance of the applicable Morningstar peer group and/or the Lipper universe. Generally speaking the performance of the respective product’s fund is compared against the applicable Morningstar peer group and/or the Lipper universe. If the majority of the assets in the product are contained in the mutual fund that comparison will drive compensation. To the extent the majority of assets managed in the fund strategy are for institutional separate accounts, the Evestment Alliance institutional peer group will also be used as an additional comparison. In situations where substantially all of the assets for the strategy are institutional, the institutional peer group will be used as the primary method of comparison. A manager’s performance relative to the peer group for the 1, 3 and 5 year periods (or since the start of the manager’s tenure, if shorter) is used to calculate the amount of variable compensation payable due to performance. The 1 year may be eliminated for some products (large cap growth, all cap growth, and global growth). Longer-term performance (3 and 5 (or 10 years for large cap growth, all cap growth, and global growth) years or since the start of the manager’s tenure, if shorter) combined is weighted more than shorter-term performance (1 year or 3 years for large cap growth, all cap growth, and global growth). In addition, the performance measurement for equity compensation incorporates a consistency metric using longer term (3, 5, etc.) rolling return compared to the peer group over a sustained measurement period (5, 7, etc. years). The exact method may be adjusted to a product’s particular style. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative revenue of accounts represented in each product. The external benchmark used as a secondary comparison is the Russell 1000® Growth Index.

Loomis Sayles also uses either an institutional peer group as a point of comparison for equity manager performance or a Morningstar universe and/or the Lipper universe. In cases where the institutional peer groups are used, Loomis Sayles believes they represent the most competitive product universe while closely matching the investment styles offered by the Loomis Sayles fund.

In addition to the compensation described above, portfolio managers may receive additional compensation based on the overall growth of their strategies.

General

Most mutual funds are not included in the Loomis Sayles’ strategy composites, so unlike managed accounts, fund performance and asset size in those cases would not directly contribute to this calculation. However, each fund managed by Loomis Sayles employs strategies endorsed by Loomis Sayles and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. The plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

• the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

• upon retirement, a participant will receive a multi-year payout for his or her vested units; and

• participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan is similarly constructed although the participants’ annual participation in company earnings is deferred for two years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there are no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

The following table provides information relating to other accounts managed by Mr. Hamzaogullari as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	10	86
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	$15,313	$1,693	$8,324
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$599	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($10 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Hamzaogullari was none.

Portfolio Manager Compensation - MFS. Portfolio manager compensation is reviewed annually. As of December 31, 2015, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary - Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus - Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five- year periods relative to peer group universes and/or indices (benchmarks). As of December 31, 2015, the following benchmark was used to measure the following portfolio manager’s performance for the following Fund:

Fund / Portfolio Manager / Benchmark

Strategic Advisers® Growth Multi-Manager Fund / Matthew W. Krummell / Russell 1000® Growth Index

Strategic Advisers® Growth Multi-Manager Fund / James C. Fallon / Russell 1000® Growth Index

Strategic Advisers® Growth Multi-Manager Fund / Jonathan W. Sage / Russell 1000® Growth Index

Strategic Advisers® Growth Multi-Manager Fund / John E. Stocks / Russell 1000® Growth Index

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Consideration is given to portfolio performance over one, three, and five years with emphasis placed on the longer periods. For portfolio managers who have served for more than five years, additional longer-term performance periods are also considered. For portfolio managers who have served for less than five years, performance periods are adjusted as appropriate.

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

The following table provides information relating to other accounts managed by Mr. Krummell as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	15	37
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7,889	$1,281	$5,003
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($17 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Krummell was none.

The following table provides information relating to other accounts managed by Mr. Fallon as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	19	15	44
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7,871	$1,281	$6,664
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($17 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Fallon was none.

The following table provides information relating to other accounts managed by Mr. Sage as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	27	17	42
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$25,007	$4,233	$11,891
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($17 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Sage was none.

The following table provides information relating to other accounts managed by Mr. Stocks as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	19	15	34
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7,871	$1,281	$4,994
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($17 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Stocks was none.

PROXY VOTING GUIDELINES

Proxy Voting - Strategic Advisers.

The following Proxy Voting Guidelines were established by the Board of Trustees of Fidelity Rutland Square Trust II on behalf of the fund, after consultation with Strategic Advisers. (The guidelines are reviewed periodically by Strategic Advisers and its affiliates and by the Independent Trustees of the fund, and, accordingly, are subject to change.)

I.  General Principles

A.  The funds in the trust generally intend to vote shares of underlying funds using echo voting procedures (that is, in the same proportion as the holders of all other shares of the particular underlying fund).

B.  Any proposals not covered by paragraph A above or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate Strategic Advisers analyst or portfolio manager, as applicable, subject to review and approval by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR LLC.

Sub-Advisers:

Proxy voting policies and procedures are used by a sub-adviser to determine how to vote proxies relating to the securities held by its allocated portion of the fund's assets. The proxy voting policies and procedures used by the sub-advisers are described below.

Proxy Voting - ClariVest.

It is ClariVest’s policy to vote proxies in the interest of maximizing value for ClariVest’s Clients. ClariVest’s full policy regarding proxy voting is contained in its Compliance Manual.

ClariVest utilizes ISS to vote proxies. As a default, proxies are generally voted by ISS in accordance with ISS recommendations. This default minimizes potential conflicts of interest in proxy voting, as we rely on a third party vendor. However, ClariVest retains ultimate decision making authority with respect to the voting of Client proxies and reserves the right to override ISS recommendations. If there is a vote for which ISS does not provide a recommendation, the Operations Manager, Portfolio Manager(s) and CCO discuss the vote to determine which option is in the interest of maximizing value for ClariVest’s Clients.

ClariVest is not required to vote every Client proxy and refraining from voting should not necessarily be construed as a violation of ClariVest’s fiduciary obligations. There may be times when refraining from voting is in the Client’s best interest, such as when an adviser’s analysis of a particular Client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the Client (i.e., casting a vote on a foreign security may require that the adviser engage a translator or travel to a foreign country to vote in person).

Proxy Voting – Loomis Sayles.

1. GENERAL

A. Introduction.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will vote proxies on behalf of a client if, in its investment management agreement (“IMA”) with Loomis Sayles, the client has delegated to Loomis Sayles the authority to vote proxies on its behalf. With respect to IMAs executed with clients prior to June 30, 2004, Loomis Sayles assumes that the proxy voting authority assigned by Loomis Sayles at account setup is accurate unless the client or their representative has instructed Loomis Sayles otherwise. Loomis Sayles has adopted and implemented these policies and procedures (“Proxy Voting Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interest of clients, in accordance with Loomis Sayles’ fiduciary duties, SEC rule 206(4)-6 under the Investment Advisers Act of 1940 and Staff Legal Bulletin No. 20 (June 30, 2014). In addition to SEC requirements governing advisers, its Proxy Voting Procedures reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 08-2, 29 C.F.R. 2509.08-2 (October 17, 2008).

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

B. General Guidelines.

The following guidelines will apply when voting proxies on behalf of accounts for which Loomis Sayles has voting authority.

1. Client’s Best Interest. Loomis Sayles’ Proxy Voting Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. When considering the best interest of clients, Loomis Sayles has determined that this means the best investment interest of its clients as shareholders of the issuer. Loomis Sayles has established its Proxy Voting Procedures to assist it in making its proxy voting decisions with a view to enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments. Loomis Sayles will vote against proposals that it believes could adversely impact the current or potential market value of the issuer’s securities during the expected holding period.

2. Client Proxy Voting Policies. Rather than delegating proxy voting authority to Loomis Sayles, a client may (1) retain the authority to vote proxies on securities in its account, (2) delegate voting authority to another party or (3) instruct Loomis Sayles to vote proxies according to a policy that differs from that of Loomis Sayles. Loomis Sayles will honor any of these instructions if the client includes the instruction in writing in its IMA or in a written instruction from a person authorized under the IMA to give such instructions. If Loomis incurs additional costs or expenses in following any such instruction, Loomis may request payment of such additional costs or expenses from the client.

3. Stated Policies. These policies identify issues where Loomis Sayles will (1) generally vote in favor of a proposal, (2) generally vote against a proposal, (3) generally vote as recommended by the proxy voting service and (4) specifically consider its vote for or against a proposal. However, these policies are guidelines and each vote may be cast differently than the stated policy, taking into consideration all relevant facts and circumstances at the time of the vote.

4. Abstain from Voting. Our policy is to vote rather than abstain from voting on issues presented unless the client’s best interest requires abstention. Loomis Sayles will abstain in cases where the impact of the expected costs involved in voting exceeds the expected benefits of the vote such as where foreign corporations follow share-blocking practices or where proxy material is not available in English. Loomis Sayles will vote against ballot issues where the issuer does not provide sufficient information to make an informed decision. In addition, there may be instances where Loomis Sayles is not able to vote proxies on a client's behalf, such as when ballot delivery instructions have not been processed by a client's custodian, the Proxy Voting Service has not received a ballot for a client's account or under other circumstances beyond Loomis Sayles' control.

5. Oversight. All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the client’s best interests.

6. Availability of Procedures. Upon request, Loomis Sayles provides clients with a copy of its Proxy Voting Procedures, as updated from time to time. In addition, Loomis Sayles includes its Proxy Voting Procedures and/or a description of its Proxy Voting Procedures on its public website, www.loomissayles.com, and in its Form ADV, Part II.

7. Disclosure of Vote. Upon request, a client can obtain information from Loomis Sayles on how its proxies were voted. Any client interested in obtaining this information should contact its Loomis Sayles representatives.

8. Disclosure to Third Parties. Loomis Sayles’ general policy is not to disclose to third parties how it (or its voting delegate) voted a client’s proxy except that for registered investment companies, Loomis Sayles makes disclosures as required by Rule 30(b)(1)-(4) under the Investment Company Act of 1940 and, from time to time at the request of client groups, Loomis may make general disclosures (not specific as to client) of its voting instructions.

C. Proxy Committee.

1. Proxy Committee. Loomis Sayles has established a Proxy Committee. The Proxy Committee is composed of representatives of the Equity Research department and the Legal & Compliance department and other employees of Loomis Sayles as needed. In the event that any member is unable to participate in a meeting of the Proxy Committee, his or her designee acts on his or her behalf. A vacancy in the Proxy Committee is filled by the prior member’s successor in position at Loomis Sayles or a person of equivalent experience. Each portfolio manager of an account that holds voting securities of an issuer or analyst covering the issuer or its securities may be an ad hoc member of the Proxy Committee in connection with the vote of proxies.

2. Duties. The specific responsibilities of the Proxy Committee include,

a. to develop, authorize, implement and update these Proxy Voting Procedures, including:

(i) annual review of these Proxy Voting Procedures to ensure consistency with internal policies and regulatory agency policies,

(ii) annual review of existing voting guidelines and development of additional voting guidelines to assist in the review of proxy proposals, and

(iii) annual review of the proxy voting process and any general issues that relate to proxy voting;

b. to oversee the proxy voting process, including:

(i) overseeing the vote on proposals according to the predetermined policies in the voting guidelines,

(ii) directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration,

(iii) consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate, and

(iv) periodically sampling or engaging an outside party to sample proxy votes to ensure they comply with the Proxy Voting Procedures and are cast in accordance with the clients’ best interests;

c. to engage and oversee third-party vendors, such as Proxy Voting Services, including:

(i) determining whether a Proxy Voting Service has the capacity and competency to adequately analyze proxy issues by considering:

(a) the adequacy and quality of the Proxy Voting Service’s staffing and personnel, and

(b) the robustness of the Proxy Voting Service’s policies and procedures regarding its ability to ensure that its recommendations are based on current and accurate information and to identify and address any relevant conflicts of interest,

(ii) providing ongoing oversight of Proxy Voting Services to ensure that proxies continue to be voted in the best interests of clients,

(iii) receiving and reviewing updates from Proxy Voting Services regarding relevant business changes or changes to Proxy Voting Services’ conflict policies and procedures, and

(iv) in the event that the Proxy Committee becomes aware that a Proxy Voting Service’s recommendation was based on a material factual error, investigating the error, considering the nature of the error and the related recommendation, and determining whether the Proxy Voting Service has taken reasonable steps to reduce the likelihood of similar errors in the future; and

d. to develop and/or modify these Proxy Voting Procedures as appropriate or necessary.

3. Standards.

a. When determining the vote of any proposal for which it has responsibility, the Proxy Committee shall vote in the client’s best interest as described in section 1(B)(1) above. In the event a client believes that its other interests require a different vote, Loomis Sayles shall vote as the client instructs if the instructions are provided as required in section 1(B)(2) above.

b. When determining the vote on any proposal, the Proxy Committee shall not consider any benefit to Loomis Sayles, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.

4. Charter. The Proxy Committee may adopt a Charter, which shall be consistent with these Proxy Voting Procedures. Any Charter shall set forth the Committee’s purpose, membership and operation and shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal (e.g., he or she is a portfolio manager for an account of the issuer).

D. Conflicts of Interest.

Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in these Proxy Voting Procedures. Second, where these Proxy Voting Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

E. Recordkeeping and Disclosure.

Loomis Sayles or its Proxy Voting Service will maintain records of proxies voted pursuant to Section 204-2 of the Advisers Act. The records include: (1) a copy of its Proxy Voting Procedures and its charter; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Loomis Sayles that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Loomis Sayles’ written response to any (written or oral) client request for such records.

Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Loomis Sayles.

Loomis Sayles will provide disclosure of its Proxy Voting Procedures as well as its voting record as required under applicable SEC rules.

2. PROPOSALS USUALLY VOTED FOR

Proxies involving the issues set forth below generally will be voted FOR.

Adjustments to Par Value of Common Stock: Vote for management proposals to reduce the par value of common stock.

Annual Election of Directors: Vote for proposals to repeal classified boards and to elect all directors annually.

Appraisal Rights: Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Authority to Issue Shares (for certain foreign issuers): Vote for proposals by boards of non-US issuers where: (1) the board’s authority to issue shares with preemptive rights is limited to no more than 66% of the issuer’s issued ordinary share capital; or (2) the board’s authority to issue shares without preemptive rights is limited to no more than 5% of the issuer’s issued ordinary share capital, to the extent such limits continue to be consistent with the guidelines issued by the Association of British Insurers and other UK investor bodies; and the recommendations of the issuer’s board and the Proxy Voting Service are in agreement. Review on a case-by-case basis proposals that do not meet the above criteria.

Blank Check Preferred Authorization:

A. Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, and expressly states conversion, dividend, distribution and other rights.

B. Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

C. Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

Chairman and CEO are the Same Person: Vote for proposals that would require the positions of chairman and CEO to be held by different persons.

Changing Corporate Name: Vote for changing the corporate name.

Confidential Voting: Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived. Vote for management proposals to adopt confidential voting.

Cumulative Voting: Vote for proposals to permit cumulative voting, except where the issuer already has in place a policy of majority voting.

Delivery of Electronic Proxy Materials: Vote for proposals to allow electronic delivery of proxy materials to shareholders.

Director Nominees in Uncontested Elections:

A. Vote for proposals involving routine matters such as election of directors, provided that two-thirds of the directors would be independent and affiliated or inside nominees do not serve on any board committee.

B. Vote against nominees that are CFOs and, generally, against nominees that the Proxy Voting Service has identified as not acting in the best interest of shareholders. Vote against nominees that have attended less than 75% of board and committee meetings, unless a reasonable cause (e.g., health or family emergency) for the absence is noted and accepted by the Proxy Voting Service and the board. Vote against affiliated or inside nominees who serve on a board committee or if two thirds of the board would not be independent. Vote against governance or nominating committee members if there is no independent lead or presiding director and if the CEO and chairman are the same person. Generally, vote against audit committee members if auditor ratification is not proposed, except in cases involving mutual fund board members, who are not required to submit auditor ratification for shareholder approval pursuant to Investment Company Act of 1940 rules. Vote against compensation committee members when the Proxy Voting Service recommends a vote against the issuer's "say on pay" advisory vote. A recommendation of the Proxy Voting Service will generally be followed when electing directors of foreign companies.

C. Generally, vote against all members of a board committee and not just the chairman or a representative thereof in situations where the Proxy Voting Service finds that the board committee has not acted in the best interest of shareholders.

D. Vote as recommended by the Proxy Voting Service when directors are being elected as a slate and not individually.

Director Related Compensation: Vote for proposals that are required by and comply with the applicable statutory or listing requirements governing the issuer. Review on a case-by-case basis all other proposals.

Election of CEO Director Nominees: Vote for a CEO director nominee that sits on less than four U.S.-domiciled company boards and committees. Vote against a CEO director nominee that sits on four or more U.S.-domiciled boards and committees. Vote for a CEO director nominee of non-U.S.-domiciled companies that sits on more than 4 non-U.S.-domiciled company boards and committees.

Election of Mutual Fund Trustees: Vote for nominees who oversee less than 60 mutual fund portfolios. Vote against nominees who oversee 60 or more mutual fund portfolios that invest in substantially different asset classes (e.g., if the applicable portfolios include both fixed income funds and equity funds). Vote on a case-by-case basis for or against nominees who oversee 60 or more mutual fund portfolios that invest in substantially similar asset classes (e.g., if the applicable portfolios include only fixed income funds or only equity funds).

Equal Access: Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Fair Price Provisions:

A. Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

B. Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

Golden and Tin Parachutes:

A. Vote for shareholder proposals to have golden (top management) and tin (all employees) parachutes submitted for shareholder ratification.

B. Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Greenshoe Options (French issuers only): Vote for proposals by boards of French issuers in favor of greenshoe options that grant the issuer the flexibility to increase an over-subscribed securities issuance by up to 15% so long as such increase takes place on the same terms and within thirty days of the initial issuance, provided that the recommendation of the issuer’s board and the Proxy Voting Service are in agreement. Review on a case-by-case basis proposals that do not meet the above criteria.

Independent Audit, Compensation and Nominating Committees: Vote for proposals requesting that the board audit, compensation and/or nominating committees include independent directors exclusively.

Independent Board Chairman:

A. Vote for shareholder proposals that generally request the board to adopt a policy requiring its chairman to be "independent," as defined by a relevant exchange or market with respect to any issuer whose enterprise value is, according to the Proxy Voting Service, greater than or equal to $10 billion.

B. Vote such proposals on a case-by-case basis when, according to the Proxy Voting Service, the issuer's enterprise value is less than $10 billion.

Majority Voting: Vote for proposals to permit majority rather than plurality or cumulative voting for the election of directors/trustees.

OBRA (Omnibus Budget Reconciliation Act)-Related Compensation Proposals:

A. Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

B. Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

C. Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

D. Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Ratifying Auditors:

A. Generally vote for proposals to ratify auditors.

B. Vote against ratification of auditors where an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position. In general, if non-audit fees amount to 35% or more of total fees paid to a company's auditor we will vote against ratification and against the members of the audit committee.

C. Vote against ratification of auditors and vote against members of the audit committee where it is known that an auditor has negotiated an alternative dispute resolution procedure.

Reverse Stock Splits: Vote for management proposals to reduce the number of outstanding shares available through a reverse stock split.

Right to Adjourn: Vote for the right to adjourn in conjunction with a vote for a merger or acquisition or other proposal, and vote against the right to adjourn in conjunction with a vote against a merger or acquisition or other proposal.

Right to Call a Special Meeting: Vote for proposals that set a threshold of 10% of the outstanding voting stock as a minimum percentage allowable to call a special meeting of shareholders. Vote against proposals that increase or decrease the threshold from 10%.

Share Cancellation Programs: Vote for management proposals to reduce share capital by means of cancelling outstanding shares held in the issuer's treasury.

Shareholder Ability to Alter the Size of the Board:

A. Vote for proposals that seek to fix the size of the board.

B. Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

Shareholder Ability to Remove Directors: Vote for proposals to restore shareholder ability to remove directors with or without cause and proposals that permit shareholders to elect directors to fill board vacancies.

Share Repurchase Programs: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends: Generally vote for management proposals to increase common share authorization, provided that the increase in authorized shares following the split or dividend is not greater than 100 percent of existing authorized shares.

White Squire Placements: Vote for shareholder proposals to require shareholder approval of blank check preferred stock issues.

Written Consent: Vote for proposals regarding the right to act by written consent when the Proxy Voting Service recommends a vote for the proposal. Proposals regarding the right to act by written consent where the Proxy Voting Service recommends a vote against will be sent to the Proxy Committee for determination.

3. PROPOSALS USUALLY VOTED AGAINST

Proxies involving the issues set forth below generally will be voted AGAINST.

Common Stock Authorization: Vote against proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company. A recommendation of the Proxy Voting Service will generally be followed.

Director and Officer Indemnification and Liability Protection:

A. Proposals concerning director and officer indemnification and liability protection that limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care, or that would expand coverage beyond just legal expenses to acts, such as gross negligence, that are more serious violations of fiduciary obligations than mere carelessness.

B. Vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) only if the director's legal expenses would be covered.

Shareholder Ability to Act by Written Consent: Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Shareholder Ability to Call Special Meetings: Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Shareholder Ability to Remove Directors:

A. Vote against proposals that provide that directors may be removed only for cause.

B. Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Share Retention by Executives: Generally vote against shareholder proposals requiring executives to retain shares of the issuer for fixed periods unless the board and the Proxy Voting Service recommend voting in favor of the proposal.

Staggered Director Elections: Vote against proposals to classify or stagger the board.

Stock Ownership Requirements: Generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

Supermajority Shareholder Vote Requirements: Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Term of Office: Vote against shareholder proposals to limit the tenure of outside directors.

Unequal Voting Rights:

A. Vote against dual class exchange offers and dual class recapitalizations.

B. Vote, on a case-by-case basis, proposals to eliminate an existing dual class voting structure.

4. PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE PROXY VOTING SERVICE

Proxies involving compensation issues, not limited to those set forth below, generally will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Proxy Committee, be reviewed on a case-by-case basis.

401(k) Employee Benefit Plans: Vote for proposals to implement a 401(k) savings plan for employees.

Compensation Plans: Votes with respect to compensation plans generally will be voted as recommended by the Proxy Voting Service.

Employee Stock Ownership Plans (“ESOPs”): Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares). A recommendation of the Proxy Voting Service will generally be followed.

Executive Compensation Advisory Resolutions (“Say-on-Pay”): A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A. Vote for shareholder proposals to permit non-binding advisory votes on executive compensation.

B. Non-binding advisory votes on executive compensation will be voted as recommended by the Proxy Voting Service.

C. Vote for a 3 year review of executive compensation when a recommendation of the Proxy Voting Service is for the approval of the executive compensation proposal, and vote for an annual review of executive compensation when the Proxy Voting Service is against the approval of the executive compensation proposal.

Non-Material Miscellaneous Bookkeeping Proposals: A recommendation of the Proxy Voting Service will generally be followed regarding miscellaneous bookkeeping proposals of a non-material nature.

Preemptive Rights: Votes with respect to preemptive rights generally will be voted as recommended by the Proxy Voting Service subject to Common Stock Authorization requirements above.

Proxy Access: A recommendation of the Proxy Voting Service will generally be followed with regard to proposals intended to grant shareholders the right to place nominees for director on the issuer’s proxy ballot (“Proxy Access”). The nominating shareholder(s) should hold, in aggregate, at least 3% of the voting shares of the issuer for at least three years, and be allowed to nominate up to 25% of the nominees. All other proposals relating to Proxy Access will be reviewed on a case-by-case basis.

Stock Option Plans: A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A. Vote against plans which expressly permit repricing of underwater options.

B. Vote against proposals to make all stock options performance based.

C. Vote against stock option plans that could result in an earnings dilution above the company specific cap considered by the Proxy Voting Service.

D. Vote for proposals that request expensing of stock options.

Technical Amendments to By-Laws: A recommendation of the Proxy Voting Service will generally be followed regarding technical or housekeeping amendments to by-laws or articles designed to bring the by-laws or articles into line with current regulations and/or laws.

5. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The Proxy Committee will vote proxies involving the issues set forth below generally on a case-by-case basis after review. Proposals on many of these types of matters will typically be reviewed with the analyst following the company before any vote is cast.

Asset Sales: Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Bundled Proposals: Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Charitable and Political Contributions and Lobbying Expenditures: Votes on proposals regarding charitable contributions, political contributions, and lobbying expenditures, should be considered on a case-by-case basis. Votes for UK issuers concerning political contributions will be voted for if the issuer states that (a) it does not intend to make any political donations or incur any expenditures in respect to any political party in the EU; and (b) the proposal is submitted to ensure that the issuer does not inadvertently breach the Political Parties, Elections and Referendums Act 2000 and sections 366 and 367 of the Companies Act 2006.

Compensation in the Event of a Change in Control: Votes on proposals regarding executive compensation in the event of a change in control of the issuer should be considered on a case-by-case basis.

Conversion of Debt Instruments: Votes on the conversion of debt instruments should be considered on a case-by-case basis after the recommendation of the relevant Loomis Sayles equity or fixed income analyst is obtained.

Corporate Restructuring: Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

Counting Abstentions: Votes on proposals regarding counting abstentions when calculating vote proposal outcomes should be considered on a case-by-case basis.

Debt Restructurings: Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Consider the following issues: Dilution-How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control-Will the transaction result in a change in control of the company? Bankruptcy-Loomis Sayles’ Corporate Actions Department is responsible for consents related to bankruptcies and debt holder consents related to restructurings.

Delisting a Security: Review on a case-by-case basis all proposals to delist a security from an exchange.

Director Nominees in Contested Elections: Votes in a contested election of directors or vote no campaign must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Disclosure of Prior Government Service: Review on a case-by-case basis all proposals to disclose a list of employees previously employed in a governmental capacity.

Environmental and Social Issues: Proxies involving social and environmental issues, not limited to those set forth below, frequently will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Proxy Committee, be reviewed on a case-by-case basis if the Proxy Committee believes that a particular proposal (i) could have a significant impact on an industry or issuer (ii) is appropriate for the issuer and the cost to implement would not be excessive, (iii) is appropriate for the issuer in light of various factors such as reputational damage or litigation risk or (iv) is otherwise appropriate for the issuer.

Animal Rights: Proposals that deal with animal rights.

Energy and Environment: Proposals that request companies to file the CERES Principles.

Equal Employment Opportunity and Discrimination: Proposals regarding equal employment opportunities and discrimination.

Human Resources Issues: Proposals regarding human resources issues.

Maquiladora Standards and International Operations Policies: Proposals relating to the Maquiladora Standards and international operating policies.

Military Business: Proposals on defense issues.

Northern Ireland: Proposals pertaining to the MacBride Principles.

Product Integrity and Marketing: Proposals that ask companies to end their production of legal, but socially questionable, products.

Third World Debt Crisis: Proposals dealing with third world debt.

Golden Coffins: Review on a case-by-case basis all proposals relating to the obligation of an issuer to provide remuneration or awards to survivors of executives payable upon such executive's death.

Greenmail:

A. Vote for proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

B. Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Liquidations: Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Mergers and Acquisitions: Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Mutual Fund Distribution Agreements: Votes on mutual fund distribution agreements should be evaluated on a case-by-case basis.

Mutual Fund Fundamental Investment Restrictions: Votes on amendments to a mutual fund's fundamental investment restrictions should be evaluated on a case-by-case basis.

Mutual Fund Investment Advisory Agreement: Votes on mutual fund investment advisory agreements should be evaluated on a case-by-case basis.

Poison Pills:

A. Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

B. Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

C. Review on a case-by-case basis management proposals to ratify a poison pill.

Proxy Access: Proposals to allow shareholders to nominate their own candidates for seats on a board should be evaluated on a case-by-case basis.

Proxy Contest Defenses: Generally, proposals concerning all proxy contest defenses should be evaluated on a case-by-case basis.

Reimburse Proxy Solicitation Expenses: Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

Reincorporation Proposals: Proposals to change a company's domicile should be examined on a case-by-case basis.

Shareholder Advisory Committees: Review on a case-by-case basis proposals to establish a shareholder advisory committee.

Shareholder Proposals to Limit Executive and Director Pay:

A. Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

B. Review on a case-by-case basis (i) all shareholder proposals that seek to limit executive and director pay and (ii) all advisory resolutions on executive pay other than shareholder resolutions to permit such advisory resolutions. Vote against proposals to link all executive or director variable compensation to performance goals.

Spin-offs: Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

State Takeover Statutes: Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Tender Offer Defenses: Generally, proposals concerning tender offer defenses should be evaluated on a case-by-case basis.

Transition Manager Ballots: Any ballot received by Loomis Sayles for a security that was held for a client by a Transition Manager prior to Loomis Sayles’ management of the client’s holdings will be considered on a case-by case basis by the Proxy Committee (without the input of any Loomis Sayles analyst or portfolio manager) if such security is no longer held in the client’s account with Loomis Sayles.

Proxy Voting - MFS.

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, MFS Investment Management (Canada) Limited, MFS Investment Management Company (Lux) S.à r.l., MFS International Singapore Pte. Ltd., MFS Investment Management K.K., and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A. Voting Guidelines;

B. Administrative Procedures;

C. Records Retention; and

D. Reports.

A. VOTING GUIDELINES

1. General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account. From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the United Nations Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

B. ADMINISTRATIVE PROCEDURES

1. MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b. Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c. Considers special proxy issues as they may arise from time to time.

2. Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders. (For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.) Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a. Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);

b. If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c. If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests; and

d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

For instances where MFS is evaluating a director nominee who also serves as a director of the MFS Funds, then the MFS Proxy Voting Committee will adhere to the procedures described in section (d) above regardless of whether the portfolio company appears on our Significant Distributor and Client List.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively "Sun Life"), MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.'s ("ISS") benchmark policy, or as required by law.

Except as described in the MFS Fund's prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3. Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”). Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots. When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4. Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses the research of ISS to identify (i) circumstances in which a board may have approved excessive executive compensation, (ii) environmental and social proposals that warrant further consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will utilize research from Glass Lewis to identify such issues. MFS analyzes such issues independently and does not necessarily vote with the ISS or Glass Lewis recommendations on these issues. MFS may also use other research tools in order to identify the circumstances described above. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little involvement in most votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In certain types of votes (e.g. mergers and acquisitions, proxy contests, capitalization matters, potentially excessive executive compensation issues, or certain shareholder proposals) a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS investment analysts and/or portfolio managers. (From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.) However, the MFS Proxy Voting Committee will ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5. Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee or proxy team may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

For those markets that utilize a "record date" to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to these guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.

6. Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7. Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. From time to time, MFS may determine that it is appropriate and beneficial for representatives from the MFS Proxy Voting Committee to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters. A company or shareholder may also seek to engage with representatives of the MFS Proxy Voting Committee in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals.

C. RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

D. REPORTS

U.S. Registered MFS Funds

MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds. These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”) ; (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

Other MFS Clients

MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

The fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers.

The Trustees have approved a Distribution and Service Plan on behalf of Class F of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows shares of the fund and/or Strategic Advisers to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.

The Plan adopted for the class of the fund is described in the prospectus.

Under the Plan, if the payment of management fees by the fund to Strategic Advisers is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that Strategic Advisers may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. In addition, the Plan provides that Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for shares of the fund.

Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit Class F of the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by shares of the fund other than those made to Strategic Advisers under its management contract with the fund. To the extent that the Plan gives Strategic Advisers and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

The fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

Any of the payments described in this section may represent a premium over payments made by other fund families. Retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

The fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the agreement, FIIOC (or an agent, including an affiliate) performs transfer agency services.

FIIOC receives no fees for providing transfer agency services to Class F.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

The fund has entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers (or an agent, including an affiliate). Under the terms of the agreement, FSC calculates the NAV and dividends for shares and maintains the fund's portfolio and general accounting records.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the fund are 0.0389% of the first $500 million of average net assets, 0.0275% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

Pricing and bookkeeping fees paid by the fund to FSC for the past three fiscal years are shown in the following table.

Fund	2016	2015	2014
Strategic Advisers® Growth Multi-Manager Fund	$24,587	$23,734	$28,373

DESCRIPTION OF THE TRUST

Trust Organization. Strategic Advisers® Growth Multi-Manager Fund is a fund of Fidelity Rutland Square Trust II, an open-end management investment company created under an initial trust instrument dated March 8, 2006. Currently, there are 18 funds offered in the trust: Strategic Advisers® Core Fund, Strategic Advisers® Core Multi-Manager Fund, Strategic Advisers® Core Income Fund, Strategic Advisers® Core Income Multi-Manager Fund, Strategic Advisers® Emerging Markets Fund, Strategic Advisers® Emerging Markets Fund of Funds, Strategic Advisers® Growth Fund, Strategic Advisers® Growth Multi-Manager Fund, Strategic Advisers® Income Opportunities Fund, Strategic Advisers® Income Opportunities Fund of Funds, Strategic Advisers® International Fund, Strategic Advisers® International II Fund, Strategic Advisers® International Multi-Manager Fund, Strategic Advisers® Short Duration Fund, Strategic Advisers® Small-Mid Cap Fund, Strategic Advisers® Small-Mid Cap Multi-Manager Fund, Strategic Advisers® Value Fund, and Strategic Advisers® Value Multi-Manager Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the fund.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

Strategic Advisers, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by Strategic Advisers. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of the fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for the fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized Strategic Advisers, in consultation with FMR, to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving the fund's best interests by striking an appropriate balance between providing information about the fund's portfolio and protecting the fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the fund's chief compliance officer periodically.

Other registered investment companies that are advised or sub-advised by Strategic Advisers or a sub-adviser may be subject to different portfolio holdings disclosure policies, and neither Strategic Advisers nor the Board exercises control over such policies or disclosure. In addition, separate account clients of Strategic Advisers and the sub-advisers have access to their portfolio holdings and are not subject to the fund's portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by Strategic Advisers or a sub-adviser and some of the separate accounts managed by Strategic Advisers or a sub-adviser have investment objectives and strategies that are substantially similar or identical to the fund's and, therefore, potentially substantially similar, and in certain cases nearly identical, portfolio holdings as the fund.

The fund will provide a full list of holdings, including its top mutual fund positions (if any), monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after its fiscal quarter-end).

The fund will provide its top mutual fund positions (if any) as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

The fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons Strategic Advisers believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: the fund's trustees; the fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; the fund's auditors; the fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by the fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by Strategic Advisers or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. Strategic Advisers relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial holdings daily, on the next business day) and MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day).

Strategic Advisers, its affiliates, or the fund will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the fund's SAI.

There can be no assurance that the fund's policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

The fund's financial statements and financial highlights for the fiscal year ended May 31, 2016, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies in which the fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Strategic Advisers, Fidelity Investments & Pyramid Design, and Fidelity are registered service marks of FMR LLC. © 2017 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

Fund/Class	Ticker
Strategic Advisers® Growth Multi-Manager Fund/Strategic Advisers® Growth Multi-Manager Fund	FMELX

Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2016

As Revised May 2, 2017

This statement of additional information (SAI) is not a prospectus. Portions of the fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus dated July 30, 2016, or SAI dated July 30, 2016, As Revised May 2, 2017, or an annual report, please call Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) or visit the web site at www.401k.com (plan accounts) or www.fidelity.com (all other accounts).

MMG-PTB-0716-02
1.931550.112

245 Summer Street, Boston, MA 02210

INVESTMENT POLICIES AND LIMITATIONS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING, SELLING, AND EXCHANGING INFORMATION
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISERS
MANAGEMENT CONTRACT
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT AGREEMENTS
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are the fund's fundamental investment limitations set forth in their entirety.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Strategic Advisers, Inc. (Strategic Advisers) looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, Strategic Advisers or an affiliate may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by Strategic Advisers does not assign a classification.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

To the extent that the fund acquires the shares of an underlying fund in accordance with Section 12(d)(1)(F) of the 1940 Act, the underlying fund is not obligated to redeem its shares in an amount exceeding 1% of its shares outstanding during any period of less than 30 days. Those underlying fund shares will not be treated as illiquid securities for purposes of the fund's illiquid securities limitation described above to the extent that the fund is able to dispose of such securities by distributing them in kind to redeeming shareholders. (See "Investment Policies and Limitations - Securities of Other Investment Companies.")

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to the fund's fundamental and non-fundamental investment limitations discussed above:

For the fund's limitations on futures and options transactions, see "Investment Policies and Limitations - Futures, Options, and Swaps."

Notwithstanding the foregoing investment limitations, the underlying funds in which the fund may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting the fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying fund are set forth in its registration statement.

In accordance with its investment program as set forth in the prospectus, the fund may invest more than 25% of its assets in any one underlying Fidelity® fund. Although the fund does not intend to concentrate its investments in a particular industry, the fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying funds.

The following pages contain more detailed information about types of instruments in which the fund may invest, techniques the fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. The fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, the fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

Strategic Advisers® Growth Multi-Manager Fund may have exposure to instruments, techniques, and risks either directly or indirectly through an investment in an underlying fund. An underlying fund may invest in the same or other types of instruments and its adviser may employ the same or other types of techniques. Strategic Advisers® Growth Multi-Manager Fund's performance will be affected by the instruments, techniques, and risks associated with an underlying fund, in proportion to the amount of assets that the fund allocates to that underlying fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "a fund" or "the fund" may relate to Strategic Advisers® Growth Multi-Manager Fund or an underlying fund, and references to "an adviser" or "the adviser" may relate to Strategic Advisers (or its affiliates) or a sub-adviser of Strategic Advisers® Growth Multi-Manager Fund, or an adviser of an underlying fund.

Borrowing.  If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management.  A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity® funds and other advisory clients only) shares of Fidelity® central funds. Generally, these securities offer less potential for gains than other types of securities.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion.  The trust, on behalf of the Fidelity® fund to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to the fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the fund. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock  represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity® fund's policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Convertible Securities  are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities  are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exchange Traded Funds (ETFs)  are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs)  are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN's share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets.  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions.  A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Foreign Repurchase Agreements.  Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds of Funds and Other Large Shareholders.  Certain Fidelity® funds and accounts (including funds of funds) invest in other funds ("underlying funds") and, as a result, may at times have substantial investments in one or more underlying funds.

An underlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund's performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund's current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund's expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity® fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

Fund's Rights as an Investor.  Fidelity® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. A fund's proxy voting guidelines are included its SAI.

Futures, Options, and Swaps.  The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Strategic Advisers® Growth Multi-Manager Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The limitations on the fund's investments in futures contracts, options, and swaps, and the fund's policies regarding futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through FCMs that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price. Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member FCM may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap. It is expected, however, that regulators will adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could reduce the distinction.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity® fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Hybrid and Preferred Securities.  A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer's capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded over-the-counter or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty's creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund's investments in certain hybrid and preferred securities.

Illiquid Securities  cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity® fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt.  The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities  are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Bloomberg Commodity Index Total Return℠.

Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Insolvency of Issuers, Counterparties, and Intermediaries.  Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program.  Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a Fidelity® fund may lend money to, and borrow money from, other funds advised by Fidelity Management & Research Company (FMR) or its affiliates. A Fidelity® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities.  Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Loans and Other Direct Debt Instruments.  Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities.  Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Precious Metals.  Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, a Fidelity® fund intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

Real Estate Investment Trusts.  Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Reforms and Government Intervention in the Financial Markets.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements  involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities  are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements.  In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending.  Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.

Securities of Other Investment Companies,  including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

Short Sales.  Short sales involve the market sale of a security a fund has borrowed from a prime broker with which it has a contractual relationship, with the expectation that the security will underperform either the market or the securities that the fund holds long. A fund closes a short sale by purchasing the same security at the current market price and delivering it to the prime broker.

Until a fund closes out a short position, the fund is obligated to pay the prime broker (from which it borrowed the security sold short) interest as well as any dividends that accrue during the period of the loan. While a short position is outstanding, a fund must also pledge a portion of its assets to the prime broker as collateral for the borrowed security. The collateral will be marked to market daily.

Short positions create a risk that a fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what a fund originally paid for the security together with any transaction costs. A fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price. As a result, a fund may be unable to fully implement its investment strategy due to a lack of available stocks or for other reasons. It is possible that the market value of the securities a fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund's potential volatility. Because a fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the fund resulting from the short sale will be decreased, and the amount of any ultimate gain will be decreased or of any loss will be increased, by the amount of such expenses.

A fund may also enter into short sales against the box. Short sales "against the box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Sources of Liquidity or Credit Support.  Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations  are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Structured Securities  (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Temporary Defensive Policies.  In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.Strategic Advisers® Growth Multi-Manager Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts.  Proceeds from shareholder purchases of a Fidelity® fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the fund when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the fund. The fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants.  Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds  do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund’s service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund’s manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

PORTFOLIO TRANSACTIONS

To the extent that Strategic Advisers grants investment management authority over an allocated portion of the fund's assets to a sub-adviser (see the section entitled "Management Contract"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section.

Orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Strategic Advisers (either directly or through its affiliates) or a sub-adviser, pursuant to authority contained in the management contract and the respective sub-advisory agreement.

Strategic Advisers or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

The fund will not incur any commissions or sales charges when it invests in affiliated funds, but it may incur such costs when it invests in non-affiliated funds and when it invests directly in other types of securities, including ETFs.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of the fund periodically review Strategic Advisers' and its affiliates' and each sub-adviser's performance of their respective responsibilities in connection with the placement of portfolio securities transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

Strategic Advisers.

The Selection of Securities Brokers and Dealers

Strategic Advisers or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place the fund's portfolio securities transactions. In selecting securities brokers, including affiliates of Strategic Advisers, to execute the fund's portfolio securities transactions, Strategic Advisers or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to Strategic Advisers' or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, Strategic Advisers or its affiliates may choose to execute an order using ECNs or venues, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, Strategic Advisers or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers or its affiliates also may select a broker that charges more than the lowest commission rate available from another broker. Strategic Advisers or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of Strategic Advisers or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. Strategic Advisers or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Strategic Advisers) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Strategic Advisers or its affiliates.

Research Products and Services.  These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement Strategic Advisers' or its affiliates' own research activities in providing investment advice to the fund.

Execution Services.  In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services.  Although Strategic Advisers or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to Strategic Advisers.  Strategic Advisers' or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services Strategic Advisers or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to Strategic Advisers or its affiliates or have no explicit cost associated with them. In addition, Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

Strategic Advisers' Decision-Making Process.  In connection with the allocation of fund brokerage, Strategic Advisers or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers or its affiliates, viewed in terms of the particular transaction for the fund or Strategic Advisers' or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund's brokerage may not benefit the fund. While Strategic Advisers or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Strategic Advisers, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist Strategic Advisers or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

Research Contracts.  Strategic Advisers or its affiliates have arrangements with certain third-party research providers and brokers through whom Strategic Advisers or its affiliates effect fund trades, whereby Strategic Advisers or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, Strategic Advisers or its affiliates may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers or its affiliates, or that may be available from another broker. Strategic Advisers or its affiliates view hard dollar payments for research products and services as likely to reduce the fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. Strategic Advisers' or its affiliates' determination to pay for research products and services separately is wholly voluntary on Strategic Advisers' or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

Strategic Advisers or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of Strategic Advisers) who have entered into arrangements with Strategic Advisers or its affiliates under which the broker may rebate a portion of the compensation paid by a fund. Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

Strategic Advisers or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS) and Luminex Trading & Analytics LLC (Luminex), with whom they are under common control or affiliated, provided Strategic Advisers or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, Strategic Advisers or its affiliates may place trades with brokers that use NFS or Fidelity Clearing Canada ULC (FCC) as a clearing agent.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, Strategic Advisers or its affiliates may effect spot foreign currency transactions with foreign currency dealers. In certain circumstances, due to local law and regulation, logistical or operational challenges, or the process for settling securities transactions in certain markets (e.g., short settlement periods), spot currency transactions may be effected on behalf of funds by parties other than Strategic Advisers or its affiliates, including funds' custodian banks (working through sub-custodians or agents in the relevant non-U.S. jurisdiction) or broker-dealers that executed the related securities transaction.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other funds managed by Strategic Advisers or its affiliates, investment decisions for the fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by Strategic Advisers to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

ClariVest Asset Management LLC (ClariVest).

ClariVest’s principal objective in selecting broker/dealers and entering Client trades is to obtain best execution for Clients’ transactions. As such, ClariVest will follow procedures to ensure that it is seeking to receive the best execution available on Client trades as there may be conflicts of interests that on occasion arise in the trading function. ClariVest’s full policy regarding portfolio transactions is contained in its Compliance Manual.

Best Execution

It is ClariVest’s policy to always seek best execution for Client securities transactions. ClariVest maintains a process for ensuring that (1) it is seeking to execute client transactions under the most favorable terms given the circumstances and (2) ClariVest has made a good faith determination that the commissions paid are reasonable in relation to the value of the services provided. All broker-dealers are unaffiliated with ClariVest. ClariVest considers the full range and quality of the broker-dealer’s service in selecting broker-dealers to meet best execution obligations, and may not pay the lowest commission rate available. ClariVest shall evaluate its efforts to seek to obtain best execution on Client trades through:

• initial review of individual broker-dealers,

• contemporaneous reviews of trading by ClariVest’s Portfolio Managers, and

• quarterly Best Execution Committee meetings. The Best Execution Committee meetings shall include the Chief Investments Officer, CCO and representatives from the Portfolio Management and Operations teams.

ClariVest will not enter into any formal “soft dollar commitments/arrangements”, written or verbal, explicit or implied, with any broker-dealers. A soft dollar commitment/arrangement is viewed by ClariVest as a commitment, understanding or agreement to pay increased commissions, or direct trades to a broker-dealer, in exchange for the receipt of research. ClariVest may, however, effect transactions for clients with broker-dealers who provide ClariVest with research or brokerage products and services, providing lawful and appropriate assistance to the Firm in the performance of its investment decision-making responsibilities. Research and brokerage products and services received from broker-dealers are supplemental to ClariVest’s own research efforts. ClariVest does not separately compensate broker-dealers with soft dollars for such products and services. Portfolio Managers consider the full range and quality of a broker-dealer’s services when placing brokerage to ensure that transactions are the most favorable under the circumstances.

Allocation of Trades

ClariVest’s allocation procedures seek to allocate investment opportunities among clients in the fairest possible way taking into account all clients’ best interests. ClariVest will follow procedures to ensure that allocations do not involve a practice of favoring or discriminating against any client or group of clients. The firm’s policy is to allocate all trades (initial as well as position building) on a pro-rata basis across all client accounts, unless outside factors (such as client guidelines) prevent such allocation. ClariVest performs this allocation prior to trading, and securities are subsequently allocated by the end of the trading day.

Allocation of Brokerage

Portfolio Managers seek to allocate trades across a variety of broker-dealers in an effort to minimize exposure to any single broker-dealer and to mitigate the potential negative consequences to ClariVest’s ability to obtain best execution should there be personnel or other management changes at the broker-dealers. Portfolio Managers may utilize any number of trading venues to execute transactions with a broker-dealer from ClariVest’s approved broker-dealer list.

Order Aggregation

Orders for the same security entered at the same time on behalf of more than one Client in a strategy will generally be aggregated (i.e., blocked or bunched) when possible, subject to the aggregation being in the best interests of all participating Clients. Orders for the same security entered at the same time across various strategies may be aggregated, subject to the aggregation being in the best interests of all participating Clients. All Clients participating in each aggregated order shall receive the average price and subject to minimum ticket charges, pay a pro-rata portion of commissions. Orders for the same security may be traded at the same time with different broker-dealers (and possibly obtain different execution) for a variety of reasons, including if the security is being traded differently.

Loomis, Sayles & Company, L.P. (Loomis Sayles).

Portfolio Transactions

In placing orders for the purchase and sale of equity securities, Loomis Sayles selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers or dealers, (b) research and other products or services (as described in the section “Soft Dollars” below) provided by such brokers or dealers which are expected to enhance Loomis Sayles’ general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers or dealers involved, (f) the risk in positioning a block of securities, (g) the quality of the overall brokerage and research services provided by the broker or dealer, and (h) fair dealing.

Loomis Sayles may place orders for a fund which, combined with orders for its other clients, may impact the price of the relevant security. This could cause a fund to obtain a worse price on the transaction than would otherwise be the case if the orders were placed in smaller amounts or spread out over a longer period of time.

Subject to the overriding objective of obtaining the best possible execution of orders, Loomis Sayles may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period.

Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles’ opinion, can provide the best overall net results for its clients. Transactions in equity securities are frequently executed through a primary market maker, but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Equity securities may also be purchased from underwriters at prices which include underwriting fees.

Soft Dollars

Loomis Sayles’ receipt of brokerage and research products or services are factors in Loomis Sayles’ selection of a broker-dealer to execute transactions for client accounts where Loomis Sayles believes that the broker-dealer will provide quality execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles’ own assets or may, in connection with transactions in equity securities effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (i.e. “soft dollars”).

For purposes of this soft dollars discussion, the term “commission” includes commissions paid to brokers in connection with transactions effected on an agency basis. Loomis Sayles does not generate soft dollars on fixed income transactions. However, certain fixed income accounts that invest in equities may generate soft dollars on said equity transactions. Furthermore, certain fixed income accounts that invest in equities may prohibit soft dollars.

Loomis Sayles will only acquire research and brokerage products and services with soft dollars if they qualify as eligible products and services under the safe harbor of Section 28(e) of the Securities Exchange Act of 1934. Eligible research services and products that may be acquired by Loomis Sayles are those products and services that may provide advice, analysis or reports that will aid Loomis Sayles in carrying out its investment decision-making responsibilities. Eligible research must reflect the expression of reasoning or knowledge (having inherently intangible and non-physical attributes) and may include the following research items: traditional research reports; discussions with research analysts and corporate executives; seminars or conferences; financial and economic publications that are not targeted to a wide public audience; software that provides analysis of securities portfolios; market research including pre-trade and post-trade analytics; and market data. Eligible brokerage services and products that may be acquired by Loomis Sayles are those services or products that (i) are required to effect securities transactions; (ii) perform functions incidental to securities transactions; or (iii) are services that are required by an applicable self-regulatory organization (“SRO”) or SEC rule(s). The brokerage and research products or services provided to Loomis Sayles by a particular broker-dealer may include both (a) products and services created by such broker-dealer, (b) products and services created by other broker-dealers, and (c) products and services created by a third party (“third-party services”). All soft dollar services are reviewed and approved by Loomis Sayles’ Chief Compliance Officer.

If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a “research use”) and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such “mixed-use item” between the research and non-research uses, and will only use soft dollars to pay for the portion of the cost relating to its research use. As of the date of this SAI, there are no mixed-use services being provided to Loomis Sayles.

In connection with Loomis Sayles’ use of soft dollars, a client’s account may pay a broker-dealer an amount of commission for effecting a transaction for the client’s account in excess of the amount of commission it or another broker-dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services provided by the broker-dealer, viewed in terms of either the particular transaction or Loomis Sayles’ overall responsibilities with respect to the accounts as to which Loomis Sayles exercises investment discretion.

Loomis Sayles may use soft dollars to acquire brokerage or research products and services that have potential application to all client accounts or to a certain group of client accounts. However, the products or services may not be used in connection with the management of some of the accounts which paid commissions to the broker-dealer providing the products or services and may be used in connection with the management of other accounts. Furthermore, while some clients do not generate soft dollar commissions, such as Wrap/Model Program clients, clients with directed brokerage or zero commission arrangements (which may limit or prevent Loomis Sayles from using such clients’ commissions to pay for research and research services), and certain fixed income accounts, they may still benefit from the research provided to Loomis Sayles in connection with other transactions placed for other clients. As a result, certain clients may have more of their commissions directed for research and research services than others.

Loomis Sayles’ use of soft dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of soft dollars also benefits client accounts as described above.

Client Commission Arrangements

Loomis Sayles has entered into several client commission arrangements (“CCAs”) (also known as commission sharing arrangements) with some of its key broker-dealer relationships. Over the past few years, Loomis Sayles has significantly reduced the number of brokers with which it will trade. In a CCA, subject to best execution, Loomis Sayles will allocate a higher portion of its clients’ equity trading with broker-dealers who unbundle their commission rates in order to enable Loomis Sayles to separately negotiate rates for execution and research and research services. The execution rates Loomis Sayles has negotiated with such firms vary depending on the type of orders Loomis Sayles executes with the CCAs (i.e. electronic or traditional).

Pursuant to the CCA agreements Loomis Sayles has with these broker-dealers, each firm will pool the research commissions accumulated during a calendar quarter and then, at the direction of Loomis Sayles, pay various broker-dealers and third party services from this pool for the research and research services such firms have provided to Loomis Sayles. These CCAs are deemed to be soft dollar arrangements, and Loomis Sayles and each CCA intends to comply with the applicable requirements of Section 28(e) of the Securities Exchange Act of 1934, as amended, as well as the Commission Guidance Regarding Client Commission Practices under Section 28(e) in the SEC Release No. 34-54165 dated July 18, 2006.

Loomis Sayles has a comprehensive internal voting process whereby Loomis Sayles’ equity portfolio managers, research analysts and strategists vote on various aspects of a broker-dealer’s qualitative services, which include without limitation: research and other services, idea generation, models, expert consultants, political and economic analysts, technical analysts, discussions with research analysts and corporate executives, seminars and conferences (“The Equity Research Vote”). The Equity Research Vote is performed on a quarterly basis, and the results are provided to the Equity Traders as guidance to which broker-dealers are providing the most valued qualitative services. These results are also used as a tool for estimating commission targets for various broker-dealers.

As a result of guidance from the UK Financial Conduct Authority, Loomis Sayles pays broker-dealers a “Corporate Access” arrangement fee in hard dollars.

The CCAs enable Loomis Sayles to strengthen its relationships with its key broker-dealers, and limit the broker-dealers with whom it trades to those with whom it has FIX connectivity, while still maintaining the research relationships with broker-dealers that provide Loomis Sayles with research and research services. In addition, the ability to unbundle the execution and research components of commissions enables Loomis Sayles to provide greater transparency to its clients in their commission reports.

In addition to trading with the CCA broker-dealers discussed above, Loomis Sayles continues to trade with full service broker-dealers and ECNs, ATSs and other electronic systems.

Aggregation of Orders

When Loomis Sayles believes it is desirable, appropriate and feasible to purchase or sell the same security for a number of client accounts at the same time, Loomis Sayles may (but is not obligated to) aggregate its clients’ orders (“Aggregated Orders”), including orders on behalf of affiliated clients and hedge funds, in a way that seeks to obtain more favorable executions, in terms of the price at which the security is purchased or sold, the cost of the execution of the orders, and the efficiency of the processing of the transactions. Subject to certain exceptions, all client accounts participating in an Aggregated Order, including affiliated clients and hedge funds, will participate at the average price at which the Aggregated Order was executed and will bear a pro rata portion of the execution cost of the Aggregated Order.

Orders may be (but are not required to be) added to a block over a reasonable period of time during the trading day without first allocating executed shares if the traders believe that the additional orders are based on the same news item, analyst recommendation or other triggering event that prompted the first order.

Although Loomis Sayles believes that the ability to aggregate orders for client accounts will in general benefit its clients as a whole over time, in any particular instance, such aggregation may result in a less favorable price or execution for any particular client than might have been obtained if a particular transaction had been effected on an unaggregated basis.

With respect to client accounts that have provided Loomis Sayles with directions to use specific brokers or dealers to execute some or all of their trades, compliance with such directions may in some instances result in such a directed brokerage account not participating in an Aggregated Order. As a result, the directed brokerage account may receive a less favorable price or execution, or incur higher execution costs, in particular transactions than if the directed brokerage account had participated in an Aggregated Order with other client accounts.

Massachusetts Financial Services Company (MFS).

Specific decisions to purchase or sell securities for the fund are made by persons affiliated with MFS. Any such person may serve other clients of MFS or any subsidiary of MFS in a similar capacity.

MFS places all fund orders for the purchase or sale of securities with the primary objective of seeking to obtain the best execution from responsible broker/dealers at competitive rates. MFS seeks to deal with broker/dealers that can provide high quality execution services. In seeking best execution, MFS takes into account all factors it considers to be relevant, including by way of illustration: price; the size of the transaction; the nature of the market of the security; the amount of the commission; the timing and impact of the transaction considering market prices and trends; the reputation, experience, and financial stability of the broker/dealer involved; the willingness of the broker/dealer to commit capital; the need for anonymity in the market; and the quality of services rendered by the broker/dealer in other transactions, which may include the quality of the research and brokerage services provided by the broker/dealer. MFS may place fund orders with Luminex Trading & Analytics LLC, an alternative trading system in which MFS owns a 4.9% stake.

In certain circumstances, such as a buy-in for failure to deliver, MFS is not able to select the broker/dealer who will transact to cover the failure. For example, if the fund sells a security short and is unable to deliver the securities sold short, the broker/dealer through whom the fund sold short must deliver securities purchased for cash, (i.e., effect a buy-in, unless it knows that the fund either is in the process of forwarding the securities to the broker/dealer or will do so as soon as possible without undue inconvenience or expense). Similarly, there can also be a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold. If the broker/dealer effects a buy-in, MFS will be unable to control the trading techniques, methods, venues, or any other aspect of the trade used by the broker/dealer.

Commission rates for equity securities and some derivatives vary depending upon trading techniques, methods, venues, and broker/dealers selected as well as the market(s) in which the securities are traded and their relative liquidity. MFS may utilize numerous broker/dealers and trading venues and strategies in order to seek the best execution for client transactions. MFS periodically and systematically reviews the performance of the broker/dealers that execute fund transactions, including the commission rates paid to broker/dealers by considering the value and quality of brokerage and research services provided. The quality of a broker/dealer’s services is measured by analyzing various factors that could affect the execution of trades. These factors include the ability to execute trades with a minimum of market impact, the speed and efficiency of executions, electronic trading capabilities, adequacy of capital, commitment of capital when necessary or desirable, market color provided to MFS, and accommodation of MFS' special needs. MFS may employ outside vendors to provide reports on the quality of broker/dealer executions.

In the case of securities traded in the over-the-counter market, portfolio transactions may be effected either on an agency basis, which involves the payment of negotiated brokerage commissions to the broker/dealer (including electronic communication networks, multilateral trading facilities, or alternative trading systems), or on a principal basis at net prices without commissions, including compensation to the broker/dealer in the form of a mark-up or mark-down, depending on where MFS believes best execution is available. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to MFS on tender or exchange offers. Such soliciting or dealer fees are, in effect, recaptured by the fund.

In allocating brokerage, MFS may take into consideration the receipt of research and brokerage services, consistent with its obligation to seek best execution for fund transactions. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (‘‘Section 28(e)’’), MFS may cause the fund to pay a broker/dealer which provides “Brokerage and Research Services” (as defined by Section 28(e)) to MFS an amount of commission for effecting a securities transaction for the fund in excess of the amount other broker/dealers would have charged for the transaction if MFS determines in good faith that the greater commission is reasonable in relation to the value of the Brokerage and Research Services provided by the executing broker/dealer viewed in terms of either a particular transaction or MFS' overall responsibilities to the fund and its other clients. ‘‘Commissions,’’ as currently interpreted by the SEC, include fees paid to broker/dealers for trades conducted on an agency basis, and certain mark-ups, markdowns, commission equivalents, and other fees received by broker/dealers in riskless principal transactions. "Research Commissions" represent the portion of Commissions (and other fees paid in non-U.S. transactions that are not considered Commissions) that is paid on transactions in excess of the portion that compensates the broker/dealer for executing, clearing, and/or settling the transaction.

Brokerage and Research Services includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities; and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or required in connection therewith by applicable rules. Such services can include access to corporate management; industry conferences; research field trips to corporate management and/or to tour manufacturing, production, or distribution facilities; statistical, research, and other factual information or services such as: investment research reports; access to analysts; execution systems and trading analytics; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations (collectively, "Research").

MFS has entered into client commission agreements with broker/dealers that execute, clear, or settle securities transactions on behalf of MFS' clients (“Executing Brokers”) which provide for the Executing Brokers to pool a portion of the Commissions paid by the fund and other accounts for securities transactions (“Pooled Commissions”). Pooled Commissions also include a portion of the Commissions paid in connection with the transactions of affiliates of MFS. Executing Brokers pay a portion of Pooled Commissions to providers of Research to MFS (“Research Providers”).

To the extent a Research Provider plays no role in executing client securities transactions, any Research prepared by that Research Provider would constitute third party research. MFS may use brokerage commissions, including Pooled Commissions, from the fund’s portfolio transactions to acquire Research, subject to the procedures and limitations described below.

MFS establishes a semi-annual budget for Research paid for with Research Commissions ("Global Budget"). MFS and its affiliates allocate Research Commissions through a research vote process ("Research Vote") in which the investment professionals of MFS and its affiliates assess the value of Research provided to MFS and its affiliates by Research Providers (which may include Executing Brokers) ("Research Firms") during the period. MFS ascribes a dollar amount to each vote which, in total, is intended to equal the Global Budget for the period. Investment professionals are not required to spend all of their votes. MFS uses the Research Vote as a guide for allocating Pooled Commissions to Research Firms subject to each semi-annual period's Global Budget. Compensation for Research may also be made pursuant to commissions paid on trades (“Trade Commissions”) executed by a Research Provider who is registered as a broker/dealer (“Broker Provider”). To the extent that payments for Research to a Broker Provider are made pursuant to Trade Commissions, MFS and its affiliates will reduce the amount of Pooled Commissions to be paid to that Broker Provider for its Research by a portion of the Trade Commission. MFS reserves the right to pay cash to the Research Firm from its own resources in an amount MFS determines in its discretion.

If MFS determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), MFS may allocate the costs of such service or product accordingly in its reasonable discretion. MFS will allocate Research Commissions to Research Firms only for the portion of the service or product that MFS determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

The Research is provided to MFS for no consideration other than Research Commissions. In determining whether a service or product qualifies as Brokerage or Research Services, MFS evaluates whether the service or products provides lawful and appropriate assistance to MFS in carrying out its investment decision-making responsibilities. It is often not possible to place a dollar value on the Brokerage and Research Services provided to MFS by broker/dealers. The determination and evaluation of the reasonableness of the Research Commissions paid is primarily based on the professional opinions of the investment professionals who utilize the Research provided by the broker/dealers.

The advisory fee paid by the fund to MFS is not reduced as a consequence of MFS' receipt of Research. To the extent the fund's portfolio transactions are used to obtain Research, the brokerage commissions paid by the fund might exceed those that might otherwise be paid for execution only.

Through the use of Research acquired with Research Commissions, MFS avoids the additional expenses that it would incur if it developed comparable information through its own staff or if it purchased such Research with its own resources. As a result, the fund pays more for its portfolio transactions than if MFS caused the fund to pay execution only rates. MFS may have an incentive to select or recommend a broker/dealer based on its interest in receiving Research rather than the fund's interest in receiving lower commission rates. The Research received may be useful and of value to MFS or its affiliates in serving both the fund and other clients of MFS or its affiliates. Accordingly, not all of the Research provided by broker/dealers through which the fund effects securities transactions may be used by MFS in connection with the fund.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

The following table shows the fund's portfolio turnover rate for the fiscal periods ended May 31, 2016 and 2015. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in Strategic Advisers' investment outlook.

Turnover Rates	2016	2015
Strategic Advisers® Growth Multi-Manager Fund	46%	46%

During the fiscal year ended May 31, 2016, the fund held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by the fund as of the fiscal year ended May 31, 2016.

Fund	Regular Broker or Dealer	Aggregate Value of Securities Held
Strategic Advisers® Growth Multi-Manager Fund	Goldman Sachs Group, Inc.	$141,937
	JPMorgan Chase & Co.	$165,459

The following table shows the total amount of brokerage commissions paid by the fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended May 31, 2016, 2015, and 2014. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
Strategic Advisers® Growth Multi-Manager Fund	May 31
	2016	$13,175	0.02%
	2015	$18,617	0.03%
	2014	$28,400	0.04%

During the past three fiscal years, the following brokerage commissions were paid to affiliated brokers:

Fund(s)	Fiscal Year End May 31	Broker	Affiliated With	Transactions Initiated By	Commissions	Percentage of Aggregate Brokerage Commissions	Percentage of Aggregate Dollar Amount of Brokerage Transactions
Strategic Advisers® Growth Multi-Manager Fund	2016	BoA Merrill Lynch BIDS	MSIM	MSIM	$13	0.10%	0.06%
	2016	Fidelity Capital Markets	FMR LLC/Strategic Advisers	FIAM	$6	0.05%	0.13%
	2015	BoA Merrill Lynch	MSIM	MSIM	$50
	2015	Fidelity Capital Markets	FMR LLC/Strategic Advisers	FIAM LLC	$7
	2014	Merrill Lynch	MSIM	MSIM	$89

Brokerage commissions may vary significantly from year to year due to a variety of factors, including the types of investments selected by the sub-adviser(s), changes in transaction costs, and market conditions.

The following table shows the dollar amount of brokerage commissions paid to firms that may have provided research or brokerage services and the approximate dollar amount of the transactions involved for the fiscal year ended 2016.

Fund	Fiscal Year Ended	$ Amount of Commissions Paid to Firms for Providing Research or Brokerage Services	$ Amount of Brokerage Transactions Involved
Strategic Advisers® Growth Multi-Manager Fund	May 31, 2016	$9,411	$26,280,317

VALUATION

NAV is the value of a single share. NAV is computed by adding a class's pro rata share of the value of a fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation responsibilities to Strategic Advisers. Strategic Advisers has established the Strategic Advisers Fair Value Committee (the Committee) to fulfill these responsibilities. The Committee may rely on information and recommendations provided by affiliates of Strategic Advisers in fulfilling its responsibilities, including the fair valuation of securities.

Shares of underlying funds (other than ETFs) held by a fund are valued at their respective NAVs. If an underlying fund's NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying Fidelity® non-money market fund, are valued as follows:

Most equity securities (including securities issued by ETFs) are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Board of Trustees. A number of pricing services are available and the funds may use more than one of these services. The funds may also discontinue the use of any pricing service at any time. Strategic Advisers engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

The Board of Trustees of the underlying Fidelity® funds has ultimate responsibility for pricing portfolio securities and assets held by those funds, but has delegated day-to-day valuation responsibilities to FMR. FMR has established the FMR Fair Value Committee (FMR Committee) to fulfill these responsibilities.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the FMR Committee or the Committee, are deemed unreliable will be fair valued in good faith by the FMR Committee or the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the FMR Committee or the Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the FMR Committee or the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the FMR Committee and the Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Portfolio securities and assets held by an underlying Fidelity® money market fund are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a money market fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees of an underlying Fidelity® money market fund consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a money market fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

Strategic Advisers reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the fund’s investments and ratifies the fair value determinations of the Committee.

BUYING, SELLING, AND EXCHANGING INFORMATION

The fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Strategic Advisers determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

The fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. The fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, the fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

Dividends. Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently. For all other accounts, a portion of the fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of the fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Unless your shares of the fund are held in a tax-advantaged retirement plan, the fund's long-term capital gain distributions, including amounts attributable to an underlying fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

Returns of Capital. If the fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold in taxable accounts.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by the fund with respect to foreign securities held directly by the fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by the fund. As a general matter, if, at the close of its fiscal year, more than 50% of the fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of the fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. The amount of foreign taxes paid by the fund will be reduced to the extent that the fund lends securities over the dividend record date. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 18 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function.  Robert A. Lawrence is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds, Fidelity's equity and high income funds, and Fidelity's sector portfolios. The fund may invest in Fidelity® funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bruce T. Herring (1965)

Year of Election or Appointment: 2015

Trustee

Mr. Herring also serves as Trustee of other funds. Mr. Herring serves as Chairman and President (2015-present) and Director (2016-present) of Strategic Advisers, Inc. (investment adviser firm), and President of Fidelity Research & Analysis Company (investment adviser firm, 2010-present). Previously, Mr. Herring served as Group Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-2015) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2005-2013), Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of FMR, Vice President of FMR Co., Inc. (investment adviser firm, 2001-2007), and as a portfolio manager.

Robert A. Lawrence (1952)

Year of Election or Appointment: 2016

Trustee

Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Peter C. Aldrich (1944)

Year of Election or Appointment: 2006

Trustee

Mr. Aldrich also serves as Trustee of other funds. Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of the funds of BlackRock Realty Group (2006-present), and a Director of LivelyHood, Inc. (private corporation, 2013-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as a Director of Zipcar, Inc. (car sharing services, 2001-2009) and as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston (emeritus) and Massachusetts Eye and Ear Infirmary.

Amy Butte Liebowitz (1968)

Year of Election or Appointment: 2011

Trustee

Ms. Butte also serves as Trustee of other funds. She is a Board Observer for Carbon38 (e-commerce, 2015-present), Strategic Advisor to the Long-Term Stock Exchange (financial technology start-up company, 2015-present), and member of the Advisory Board of and on air contributor for Wall Street Week (investment news, 2015-present). Ms. Butte was the founder and Chief Executive Officer of TILE Financial and SpendGrowGive (financial internet service, 2008-2012). Previously, Ms. Butte served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008) and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte is a member of the Economic Club of New York and WomenCorporateDirectors. Ms. Butte previously served as a member of the Boards of Accion International, Women’s Forum of New York, National Organization of Investment Professionals, and YMCA of Greater New York and on the Corporate Advisory Board of the New York City Ballet. Ms. Butte is also an alumna of the World Economic Forum's Young Global Leader program and the French American Young Leader program.

Ralph F. Cox (1932)

Year of Election or Appointment: 2006

Trustee

Mr. Cox also serves as Trustee of other funds. Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Mary C. Farrell (1949)

Year of Election or Appointment: 2013

Trustee

Ms. Farrell also serves as Trustee or Member of the Advisory Board of other funds. Ms. Farrell is a Director of the W.R. Berkley Corporation (insurance provider) and President (2009-present) and Director (2006-present) of the Howard Gilman Foundation (charitable organization). Previously, Ms. Farrell was Managing Director and Chief Investment Strategist at UBS Wealth Management USA and Co-Head of UBS Wealth Management Investment Strategy & Research Group (2003-2005). Ms. Farrell also served as Investment Strategist at PaineWebber (1982-2000) and UBS PaineWebber (2000-2002). Ms. Farrell also serves as Trustee on the Board of Overseers of the New York University Stern School of Business, as Chairman of the Board of Trustees of Yale-New Haven Hospital, and on the Yale New Haven Health System Board.

Karen Kaplan (1960)

Year of Election or Appointment: 2006

Trustee

Ms. Kaplan also serves as Trustee of other funds. Ms. Kaplan is Chairman (2014-present), Chief Executive Officer (2013-present), and President (2007-2013) of Hill Holliday (advertising and specialized marketing). Ms. Kaplan is a Director of The Michaels Companies, Inc. (specialty retailer, 2015-present), Member of the Board of Governors of the Chief Executives’ Club of Boston (2010-present), Member of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present), Director of the National Association of Corporate Directors Chapter (2012-present), Member of the Board of Trustees of the Post Office Square Trust (2012-present), Member of the Brigham and Women’s Hospital President's Advisory Council (2014-present), and Overseer of the Boston Symphony Orchestra (2014-present). Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), a member of the Clinton Global Initiative (2010-2015), Director of DSM (dba Delta Dental and DentaQuest) (2004-2014), Formal Appointee of the 2015 Baker-Polito Economic Development Council, Director of Vera Bradley Inc. (designer of women’s accessories, 2012-2015), Member of the Board of Directors of the Massachusetts Conference for Women (2008-2015), Member of the Board of Directors of Jobs for Massachusetts (2012-2015), President of the Massachusetts Women’s Forum (2008-2010), Treasurer of the Massachusetts Women’s Forum (2002-2006), and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Howard E. Cox, Jr. may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Howard E. Cox, Jr. (1944)

Year of Election or Appointment: 2009

Member of the Advisory Board

Mr. Cox also serves as Member of the Advisory Board of other funds. Mr. Cox is a Partner of Greylock (venture capital, 1971-present) and a Director of Stryker Corporation (medical products and services, 1974-present). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010). Mr. Cox also serves as a Member of the Secretary of Defense's Business Board of Directors (2008-present), a Director of Business Executives for National Security (1997-present), a Director of the Brookings Institution (2010-present), a Director of the World Economic Forum’s Young Global Leaders Foundation (2009-present), and is a Member of the Harvard Medical School Board of Fellows (2002-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Brian J. Blackburn (1975)

Year of Election or Appointment: 2014

Assistant Secretary

Mr. Blackburn also serves as an officer of other funds. Mr. Blackburn serves as Vice President & Associate General Counsel (2013-present) and is an employee of Fidelity Investments (2007-present).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2012

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2015

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2015

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers, Inc. (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

John Hitt (1967)

Year of Election or Appointment: 2014

Secretary and Chief Legal Officer

Mr. Hitt also serves as an officer of other funds. Mr. Hitt serves as Senior Vice President and Deputy General Counsel in Fidelity's Asset Management Group (2010-present) and is an employee of Fidelity Investments.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Standing Committees of the Trustees. The Board of Trustees has established two committees to supplement the work of the Board as a whole. The members of each committee are Independent Trustees.

The Audit and Compliance Committee is composed of Ms. Butte Liebowitz (Chair), Mr. Aldrich, Mr. Ralph Cox, and Mses. Farrell and Kaplan. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. The committee determines whether at least one member of the committee is an "audit committee financial expert" as defined in rules promulgated by the SEC under the Sarbanes-Oxley Act of 2002. The committee normally meets in conjunction with in person meetings of the Board of Trustees, or more frequently as called by the Chair or a majority of committee members. The committee meets separately periodically with the fund's Treasurer, the fund's Chief Financial Officer, the fund's CCO, personnel responsible for the internal audit function of FMR LLC, and the fund's outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the fund for the purpose of preparing or issuing an audit report or related work. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the fund and the fund's service providers, (ii) the financial reporting processes of the fund, (iii) the independence, objectivity and qualification of the auditors to the fund, (iv) the annual audits of the fund's financial statements, and (v) the accounting policies and disclosures of the fund. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations (auditor independence regulations) of the SEC. It is responsible for approving all audit engagement fees and terms for the fund and for resolving disagreements between the fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the fund report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the fund and any service providers consistent with Public Company Accounting Oversight Board (PCAOB) Ethics and Independence Rule 3526, Communication with Audit Committees Concerning Independence. The committee will discuss with the outside auditors any such disclosed relationships and their impact on the auditor's independence and objectivity. The committee will receive reports of compliance with provisions of the auditor independence regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the fund's service providers' internal controls and reviews with management, internal audit personnel of FMR LLC, and outside auditors the adequacy and effectiveness of the fund's and service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the fund's ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the fund's or service provider's internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the fund's financial statements and any material reports or inquiries received from regulators or governmental agencies. The committee reviews at least annually a report from the outside auditor describing (i) any material issues raised by the most recent internal quality control review, peer review, or PCAOB examination of the auditing firm and (ii) any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm since the most recent report and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the fund's financial reporting process from the fund's Treasurer and outside auditors and will receive reports from any outside auditor relating to (i) critical accounting policies and practices used by the fund, (ii) alternative accounting treatments that the auditor has discussed with Strategic Advisers, and (iii) other material written communications between the auditor and Strategic Advisers (as determined by the auditor). The committee will discuss with Strategic Advisers, the fund's Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the fund. The committee will review with Strategic Advisers, the fund's Treasurer, outside auditors, and internal audit personnel of FMR LLC (to the extent relevant) the results of audits of the fund's financial statements. The committee will discuss regularly and oversee the review of the fund's major internal controls exposures, the steps that have been taken to monitor and control such exposures, and any risk management programs relating to the fund. The committee also oversees the administration and operation of the compliance policies and procedures of the fund and fund's service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee of the Board of Trustees or reserved to the Board itself. The committee has responsibility for recommending to the Board the designation of a CCO of the fund. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO and, if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports on significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the fund's compliance policies as required by Rule 38a-1 and quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws. During the fiscal year ended May 31, 2016, the committee held five meetings.

The Governance and Nominating Committee is composed of Mr. Ralph Cox (Chair), Mr. Aldrich, and Mses. Butte Liebowitz, Farrell, and Kaplan. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the fund's or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the fund's expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the fund, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. During the fiscal year ended May 31, 2016, the committee held four meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2015 (or as of December 31, 2016 for Mr. Lawrence, Trustee as of October 17, 2016).

Interested Trustees (1)
DOLLAR RANGE OF FUND SHARES	BruceHerring	Robert A.Lawrence	Roger T.Servison
Strategic Advisers® Growth Multi-Manager Fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none	none

(1)  Effective October 17, 2016, Roger T. Servison retired as Trustee and Robert Lawrence was elected Trustee.

Independent Trustees
DOLLAR RANGE OF FUND SHARES	Peter C.Aldrich	AmyButte Liebowitz	Ralph F.Cox	Mary C.Farrell
Strategic Advisers® Growth Multi-Manager Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Karen T.Kaplan
Strategic Advisers® Growth Multi-Manager Fund	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended May 31, 2016, or calendar year ended December 31, 2015, as applicable.

Compensation Table (1)
AGGREGATE COMPENSATION FROM A FUND	Peter C.Aldrich	AmyButte Liebowitz	Ralph F.Cox	Mary C.Farrell
Strategic Advisers® Growth Multi-Manager Fund (2)	$129	$145	$145	$137
TOTAL COMPENSATION FROM THE FUND COMPLEX (3)	$235,000	$265,000	$265,000	$250,000
AGGREGATE COMPENSATION FROM A FUND	Karen T.Kaplan
Strategic Advisers® Growth Multi-Manager Fund (2)	$128
TOTAL COMPENSATION FROM THE FUND COMPLEX (3)	$232,500

(1)  Bruce T. Herring, Roger T. Servison, Howard E. Cox, Jr., and Robert A. Lawrence are interested persons and are compensated by Strategic Advisers or an affiliate (including FMR).

(2)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Amy Butte Liebowitz, $119; Mary C. Farrell, $52; and Karen T. Kaplan, $103.

(3)  Reflects compensation received for the calendar year ended December 31, 2015, for 18 funds of one trust. Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: Amy Butte Liebowitz, $215,000; Mary C. Farrell, $92,500; and Karen T. Kaplan, $185,000.

As of May 31, 2016, the Trustees, Members of the Advisory Board (if any), and officers of the fund owned, in the aggregate, less than 1% of the fund's total outstanding shares.

As of May 31, 2016, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Class Name	Owner Name	City	State	Ownership %
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2020 FUND	BOSTON	MA	16.21%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2035 FUND	BOSTON	MA	12.03%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2045 FUND	BOSTON	MA	10.16%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2050 FUND	BOSTON	MA	8.93%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2025 FUND	BOSTON	MA	8.87%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2055 FUND	BOSTON	MA	8.63%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2030 FUND	BOSTON	MA	8.50%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIMM LLC	BOSTON	MA	6.40%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2040 FUND	BOSTON	MA	5.93%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2015 FUND	BOSTON	MA	5.92%
Strategic Advisers® Growth Multi-Manager Fund (1)	FIMM LLC	BOSTON	MA	95.22%
Strategic Advisers® Growth Multi-Manager Fund - Class L	FIMM LLC	BOSTON	MA	99.97%
Strategic Advisers® Growth Multi-Manager Fund - Class N	FIMM LLC	BOSTON	MA	100.00%

(1)  The ownership information shown above is for a class of shares of the fund.

As of May 31, 2016, the following owned of record and/or beneficially 25% or more of the outstanding shares:

Fund Name	Owner Name	City	State	Ownership %
Strategic Advisers® Growth Multi-Manager Fund	FIMM LLC	BOSTON	MA	91.54%

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of Strategic Advisers and FIAM LLC (FIAM). The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

ClariVest is a registered investment adviser, has its principal office at 3611 Valley Centre Drive, Suite 100, San Diego, California 92130. ClariVest employees own 55% of ClariVest. Eagle Asset Management, Inc., a subsidiary of Raymond James Financial, owns 45%.

FIAM is a registered investment adviser. FMR LLC is the ultimate parent company of FIAM. Information regarding the ownership of FMR LLC is disclosed above.

Geode, a registered investment adviser, is a subsidiary of Geode Capital Holdings, LLC. Geode and Geode Capital Holdings, LLC have principal offices at One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Geode was founded in January 2001 to develop and manage quantitative and investment strategies and to provide advisory and sub-advisory services.

Loomis Sayles, a registered investment adviser, has its principal office at One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is an indirect subsidiary of Natixis Global Asset Management, L.P. which is an indirect subsidiary of Natixis Global Asset Management (“NGAM”), an international asset management group based in Paris, France. NGAM is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group.

MFS is a registered investment adviser, has its principal offices at 111 Huntington Avenue, Boston, Massachusetts 02199. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

MSIM is a registered investment adviser, has its principal offices at 522 Fifth Avenue, New York, New York 10036. MSIM is a subsidiary of Morgan Stanley. MSIM, together with its affiliated asset management companies, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley, the parent of MSIM, is a global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing, and financial advisory services.

Waddell & Reed Investment Management Company (WRIMCO) is a registered investment adviser, has its principal office at 6300 Lamar Avenue, P.O. Box 29217, Overland Park, Kansas 66201-9217. WRIMCO is a subsidiary of Waddell & Reed Financial, Inc., a publicly held company.

Strategic Advisers, ClariVest, FIAM, Geode, Loomis Sayles, MFS, MSIM, WRIMCO (the Investment Advisers), FDC, and the fund have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the fund, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including the Investment Advisers' investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

The fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

The fund's initial shareholder approved a proposal permitting Strategic Advisers to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements, subject to conditions of an exemptive order that has been granted by the SEC (Exemptive Order). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Strategic Advisers has retained ClariVest, FIAM, Geode, Loomis Sayles, MFS, MSIM, and WRIMCO to serve as sub-advisers for the fund. The sub-advisers do not sponsor the fund.

It is not possible to predict the extent to which the fund's assets will be invested by a particular sub-adviser at any given time and one or more sub-advisers may not be managing any assets for the fund at any given time.

Management and Sub-Advisory Services. Under the terms of its management contract with the fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate the fund's assets pursuant to its investment strategy. Strategic Advisers or its affiliates provide the fund with all necessary office facilities and personnel for servicing the fund's investments, compensate all officers of the fund and all Trustees who are interested persons of the trust or of Strategic Advisers, and compensate all personnel of the fund or Strategic Advisers performing services relating to research, statistical and investment activities.

In addition, Strategic Advisers or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Under its respective sub-advisory agreement, and subject to the supervision of the Board of Trustees, each sub-adviser directs the investment of its allocated portion of the fund's assets in accordance with the fund's investment objective, policies and limitations.

Management-Related Expenses. In addition to the management fee payable to Strategic Advisers and the fees payable to the transfer agent and pricing and bookkeeping agent, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of Strategic Advisers under the management contract, the fund pays Strategic Advisers a monthly management fee calculated by adding the annual rate of 0.30% of the fund's average daily net assets throughout the month plus the total fees payable monthly to the fund's sub-advisers based upon each sub-adviser's respective allocated portion of the fund's assets; provided, however, that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets.

The following table shows the amount of management fees paid by the fund to Strategic Advisers for the past three fiscal years. In addition, the table shows the amount of waivers reducing management fees.

Fund	Fiscal Years Ended May 31	Amount of Waivers Reducing Management Fees	Management Fees Paid to Investment Adviser	Management Fees Paid as a % of Average Net Assets of the Fund
Strategic Advisers® Growth Multi-Manager Fund	2016	$0	$317,666	0.5021%
	2015	$0	$311,242	0.5104%
	2014	$0	$382,510	0.5250%

Strategic Advisers may, from time to time, voluntarily reimburse all or a portion of a fund's or, in the case of a multiple class fund, a class's operating expenses. Strategic Advisers retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns, and repayment of the reimbursement will decrease returns.

Sub-Adviser - ClariVest. The fund and Strategic Advisers have entered into a sub-advisory agreement with ClariVest pursuant to which ClariVest may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays ClariVest fees based on the net assets of the portion of the fund managed by ClariVest pursuant to a separately negotiated investment mandate (a “Strategy”). The fees are calculated using the effective rate applicable to Aggregated Assets managed by ClariVest under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by ClariVest pursuant to that Strategy.

Sub-Adviser - FIAM. The fund and Strategic Advisers have entered into a sub-advisory agreement with FIAM pursuant to which FIAM may provide investment advisory services for the fund.

Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays FIAM fees based on the net assets of the portion of the fund managed by FIAM pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by FIAM under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by FIAM pursuant to that Strategy.

The following fee rate schedule(s) apply to the mandates below, which have not currently been allocated a portion of the fund's assets.

Focused Large Cap Growth: 0.35% of the first $250 million in assets; 0.30% of the next $250 million in assets; 0.25% of the next $500 million in assets; and 0.20% on any amount in excess of $1.0 billion in assets.

Large Cap Core: 0.40% on the first $100 million in assets and 0.30% on any amount in excess of $100 million in assets.

Sub-Adviser - Geode. The fund and Strategic Advisers have entered into a sub-advisory agreement with Geode pursuant to which Geode may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Geode fees based on the net assets of the portion of the fund managed by Geode pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Geode under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Geode pursuant to that Strategy.

The following fee rate schedule(s) apply to the mandate below, which has not currently been allocated a portion of the fund's assets.

Factor-Based: 0.125% of the first $500 million in assets; 0.10% of the next $500 million in assets; and 0.075% on any amount in excess of $1 billion in assets.

Sub-Adviser - Loomis Sayles. The fund and Strategic Advisers have entered into a sub-advisory agreement with Loomis Sayles pursuant to which Loomis Sayles may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Loomis Sayles fees based on the net assets of the portion of the fund managed by Loomis Sayles pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Loomis Sayles under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Loomis Sayles pursuant to that Strategy.

Sub-Adviser - MFS. The fund and Strategic Advisers have entered into a sub-advisory agreement with MFS pursuant to which MFS may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays MFS fees based on the net assets of the portion of the fund managed by MFS pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by MFS under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by MFS pursuant to that Strategy.

Sub-Adviser - MSIM. The fund and Strategic Advisers have entered into a sub-advisory agreement with MSIM pursuant to which MSIM may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays MSIM fees based on the net assets of the portion of the fund managed by MSIM pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by MSIM under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by MSIM pursuant to that Strategy.

MSIM has not currently been allocated a portion of the fund's assets to manage.

Sub-Adviser - WRIMCO. The fund and Strategic Advisers have entered into a sub-advisory agreement with WRIMCO pursuant to which WRIMCO may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays WRIMCO fees based on the net assets of the portion of the fund managed by WRIMCO pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by WRIMCO under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by WRIMCO pursuant to that Strategy.

WRIMCO has not currently been allocated a portion of the fund's assets to manage.

The following table shows the amount of sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to FIAM for the past three fiscal years.

Fund	Fiscal Years Ended May 31	Sub-Advisory Fees Paid by Strategic Advisers to FIAM	Sub-Advisory Fees Paid by Strategic Advisers to FIAM as a % of Average Net Assets of the Fund
Strategic Advisers® Growth Multi-Manager Fund	2016 (1)	$25,483	0.0403%
	2015	$28,316	0.0464%
	2014	$37,368	0.0513%

(1)  FIAM managed a portion of the fund's assets through April 2016.

The following table shows the aggregate amount of sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to unaffiliated sub-advisers for the past three fiscal years.

Fund	Fiscal Years Ended May 31	Aggregate Sub-Advisory Fees Paid to Unaffiliated Sub-Adviser(s)	Aggregate Sub-Advisory Fees Paid to Unaffiliated Sub-Adviser(s) as a % of Average Net Assets of the Fund
Strategic Advisers® Growth Multi-Manager Fund	2016	$102,746	0.1624%
	2015	$99,813	0.1637%
	2014	$126,228	0.1733%

Differences between the amount of the management fees paid by the fund to Strategic Advisers and the aggregate amount of the sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to FIAM and unaffiliated sub-advisers may be due to expense estimates, which are accrued in the period to which they relate and adjusted when actual amounts are known.

Portfolio Manager Compensation – Strategic Advisers.

John A. Stone is an employee of Strategic Advisers, a subsidiary of FMR LLC and an affiliate of FMR. Strategic Advisers is the adviser to the fund.

Mr. Stone is lead portfolio manager of the fund and receives compensation for his services. As of May 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Strategic Advisers or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at Strategic Advisers or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of Strategic Advisers funds and accounts, including the fund. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s), and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and peer group. A subjective component of the bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers. The portion of the portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the Russell 1000® Growth Index, and the pre-tax investment performance of the fund (based on the performance of the fund’s retail class) measured against the Morningstar® Large Growth Category. The portfolio manager may be compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Strategic Advisers' parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Strategic Advisers or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stone as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	64	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$45,815	$63,176	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($59 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Stone was $100,001 - $500,000.

Portfolio Manager Compensation - ClariVest. David J. Pavan, Frank Feng, Ed Wagner, and Stacey Nutt serve as co-portfolio managers for ClariVest’s portion of the fund’s assets. Compensation paid by ClariVest to its portfolio managers has three primary components: (1) a base salary, (2) a discretionary bonus, and (3) for those employees with equity in the firm (including the portfolio managers for the fund), distributions from the LLC. The portfolio managers also receive certain retirement, insurance, and other benefits that are broadly available to all ClariVest employees. The intent of this compensation plan is to achieve a market competitive structure with a high degree of variable compensation through participation in a bonus pool and equity distributions.

ClariVest seeks to compensate portfolio managers in a manner commensurate with their responsibilities, contributions and performance, and that is competitive with other firms within the investment management industry. Salaries, bonuses, and distributions are also influenced by the operating performance of ClariVest.

Bonuses are based on a variety of factors, including overall profitability of the firm as well as individual contribution to the firm. Bonuses are not simply tied to individual product performance. ClariVest believes that payment of bonuses based on short term performance is counterproductive to the environment at ClariVest. All members of the investment team are expected to actively participate in ongoing research, some of which may not primarily benefit the product on which they are the named portfolio manager. Bonuses based on short term individual performance would not incent investment team members to do so. The firm’s overall annual cash bonus pool is typically based on a fixed percentage of pre-bonus operating income.

ClariVest believes that equity ownership in the firm (or the potential for such) is both a tool for attracting and retaining employees. Currently, the portfolio managers for the fund are equity owners in the firm. Additionally, it is expected that equity ownership in the firm will broaden to additional employees over time.

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the fund’s investments on the one hand and the investments of other accounts or vehicles for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions between the fund and the other accounts or vehicles, a portfolio manager may take action with respect to another account or vehicle that differs from the action taken with respect to the fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account or otherwise provide more revenue to the investment adviser. While these factors may create conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities, the portfolio managers will endeavor to exercise their discretion in a manner that they believe is equitable to all interested persons.

The following table provides information relating to other accounts managed by Mr. Pavan as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	4	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,615	$315	43
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($16 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Pavan was none.

The following table provides information relating to other accounts managed by Mr. Feng as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,615	$24	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($16 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Feng was none.

The following table provides information relating to other accounts managed by Mr. Wagner as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	4	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,615	$315	$41
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($16 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Wagner was none.

The following table provides information relating to other accounts managed by Dr. Nutt as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	15	16
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	$2,969	$1,127	$498
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$12	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($16 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Dr. Nutt was none.

Portfolio Manager Compensation - Loomis Sayles.

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total for fixed-income managers and 70% for equity managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the Chief Investment Officer ("CIO") and senior management. The "CIO" and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of Loomis Sayles’ institutional composites to the performance of the applicable Morningstar peer group and/or the Lipper universe. Generally speaking the performance of the respective product’s fund is compared against the applicable Morningstar peer group and/or the Lipper universe. If the majority of the assets in the product are contained in the mutual fund that comparison will drive compensation. To the extent the majority of assets managed in the fund strategy are for institutional separate accounts, the Evestment Alliance institutional peer group will also be used as an additional comparison. In situations where substantially all of the assets for the strategy are institutional, the institutional peer group will be used as the primary method of comparison. A manager’s performance relative to the peer group for the 1, 3 and 5 year periods (or since the start of the manager’s tenure, if shorter) is used to calculate the amount of variable compensation payable due to performance. The 1 year may be eliminated for some products (large cap growth, all cap growth, and global growth). Longer-term performance (3 and 5 (or 10 years for large cap growth, all cap growth, and global growth) years or since the start of the manager’s tenure, if shorter) combined is weighted more than shorter-term performance (1 year or 3 years for large cap growth, all cap growth, and global growth). In addition, the performance measurement for equity compensation incorporates a consistency metric using longer term (3, 5, etc.) rolling return compared to the peer group over a sustained measurement period (5, 7, etc. years). The exact method may be adjusted to a product’s particular style. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative revenue of accounts represented in each product. The external benchmark used as a secondary comparison is the Russell 1000® Growth Index.

Loomis Sayles also uses either an institutional peer group as a point of comparison for equity manager performance or a Morningstar universe and/or the Lipper universe. In cases where the institutional peer groups are used, Loomis Sayles believes they represent the most competitive product universe while closely matching the investment styles offered by the Loomis Sayles fund.

In addition to the compensation described above, portfolio managers may receive additional compensation based on the overall growth of their strategies.

General

Most mutual funds are not included in the Loomis Sayles’ strategy composites, so unlike managed accounts, fund performance and asset size in those cases would not directly contribute to this calculation. However, each fund managed by Loomis Sayles employs strategies endorsed by Loomis Sayles and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. The plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

• the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

• upon retirement, a participant will receive a multi-year payout for his or her vested units; and

• participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan is similarly constructed although the participants’ annual participation in company earnings is deferred for two years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there are no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

The following table provides information relating to other accounts managed by Mr. Hamzaogullari as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	10	86
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	$15,313	$1,693	$8,324
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$599	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($10 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Hamzaogullari was none.

Portfolio Manager Compensation - MFS. Portfolio manager compensation is reviewed annually. As of December 31, 2015, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary - Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus - Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five- year periods relative to peer group universes and/or indices (benchmarks). As of December 31, 2015, the following benchmark was used to measure the following portfolio manager’s performance for the following Fund:

Fund / Portfolio Manager / Benchmark

Strategic Advisers® Growth Multi-Manager Fund / Matthew W. Krummell / Russell 1000® Growth Index

Strategic Advisers® Growth Multi-Manager Fund / James C. Fallon / Russell 1000® Growth Index

Strategic Advisers® Growth Multi-Manager Fund / Jonathan W. Sage / Russell 1000® Growth Index

Strategic Advisers® Growth Multi-Manager Fund / John E. Stocks / Russell 1000® Growth Index

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Consideration is given to portfolio performance over one, three, and five years with emphasis placed on the longer periods. For portfolio managers who have served for more than five years, additional longer-term performance periods are also considered. For portfolio managers who have served for less than five years, performance periods are adjusted as appropriate.

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

The following table provides information relating to other accounts managed by Mr. Krummell as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	15	37
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7,889	$1,281	$5,003
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($17 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Krummell was none.

The following table provides information relating to other accounts managed by Mr. Fallon as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	19	15	44
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7,871	$1,281	$6,664
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($17 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Fallon was none.

The following table provides information relating to other accounts managed by Mr. Sage as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	27	17	42
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$25,007	$4,233	$11,891
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($17 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Sage was none.

The following table provides information relating to other accounts managed by Mr. Stocks as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	19	15	34
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7,871	$1,281	$4,994
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($17 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Stocks was none.

PROXY VOTING GUIDELINES

Proxy Voting - Strategic Advisers.

The following Proxy Voting Guidelines were established by the Board of Trustees of Fidelity Rutland Square Trust II on behalf of the fund, after consultation with Strategic Advisers. (The guidelines are reviewed periodically by Strategic Advisers and its affiliates and by the Independent Trustees of the fund, and, accordingly, are subject to change.)

I.  General Principles

A.  The funds in the trust generally intend to vote shares of underlying funds using echo voting procedures (that is, in the same proportion as the holders of all other shares of the particular underlying fund).

B.  Any proposals not covered by paragraph A above or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate Strategic Advisers analyst or portfolio manager, as applicable, subject to review and approval by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR LLC.

Sub-Advisers:

Proxy voting policies and procedures are used by a sub-adviser to determine how to vote proxies relating to the securities held by its allocated portion of the fund's assets. The proxy voting policies and procedures used by the sub-advisers are described below.

Proxy Voting - ClariVest.

It is ClariVest’s policy to vote proxies in the interest of maximizing value for ClariVest’s Clients. ClariVest’s full policy regarding proxy voting is contained in its Compliance Manual.

ClariVest utilizes ISS to vote proxies. As a default, proxies are generally voted by ISS in accordance with ISS recommendations. This default minimizes potential conflicts of interest in proxy voting, as we rely on a third party vendor. However, ClariVest retains ultimate decision making authority with respect to the voting of Client proxies and reserves the right to override ISS recommendations. If there is a vote for which ISS does not provide a recommendation, the Operations Manager, Portfolio Manager(s) and CCO discuss the vote to determine which option is in the interest of maximizing value for ClariVest’s Clients.

ClariVest is not required to vote every Client proxy and refraining from voting should not necessarily be construed as a violation of ClariVest’s fiduciary obligations. There may be times when refraining from voting is in the Client’s best interest, such as when an adviser’s analysis of a particular Client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the Client (i.e., casting a vote on a foreign security may require that the adviser engage a translator or travel to a foreign country to vote in person).

Proxy Voting – Loomis Sayles.

1. GENERAL

A. Introduction.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will vote proxies on behalf of a client if, in its investment management agreement (“IMA”) with Loomis Sayles, the client has delegated to Loomis Sayles the authority to vote proxies on its behalf. With respect to IMAs executed with clients prior to June 30, 2004, Loomis Sayles assumes that the proxy voting authority assigned by Loomis Sayles at account setup is accurate unless the client or their representative has instructed Loomis Sayles otherwise. Loomis Sayles has adopted and implemented these policies and procedures (“Proxy Voting Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interest of clients, in accordance with Loomis Sayles’ fiduciary duties, SEC rule 206(4)-6 under the Investment Advisers Act of 1940 and Staff Legal Bulletin No. 20 (June 30, 2014). In addition to SEC requirements governing advisers, its Proxy Voting Procedures reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 08-2, 29 C.F.R. 2509.08-2 (October 17, 2008).

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

B. General Guidelines.

The following guidelines will apply when voting proxies on behalf of accounts for which Loomis Sayles has voting authority.

1. Client’s Best Interest. Loomis Sayles’ Proxy Voting Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. When considering the best interest of clients, Loomis Sayles has determined that this means the best investment interest of its clients as shareholders of the issuer. Loomis Sayles has established its Proxy Voting Procedures to assist it in making its proxy voting decisions with a view to enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments. Loomis Sayles will vote against proposals that it believes could adversely impact the current or potential market value of the issuer’s securities during the expected holding period.

2. Client Proxy Voting Policies. Rather than delegating proxy voting authority to Loomis Sayles, a client may (1) retain the authority to vote proxies on securities in its account, (2) delegate voting authority to another party or (3) instruct Loomis Sayles to vote proxies according to a policy that differs from that of Loomis Sayles. Loomis Sayles will honor any of these instructions if the client includes the instruction in writing in its IMA or in a written instruction from a person authorized under the IMA to give such instructions. If Loomis incurs additional costs or expenses in following any such instruction, Loomis may request payment of such additional costs or expenses from the client.

3. Stated Policies. These policies identify issues where Loomis Sayles will (1) generally vote in favor of a proposal, (2) generally vote against a proposal, (3) generally vote as recommended by the proxy voting service and (4) specifically consider its vote for or against a proposal. However, these policies are guidelines and each vote may be cast differently than the stated policy, taking into consideration all relevant facts and circumstances at the time of the vote.

4. Abstain from Voting. Our policy is to vote rather than abstain from voting on issues presented unless the client’s best interest requires abstention. Loomis Sayles will abstain in cases where the impact of the expected costs involved in voting exceeds the expected benefits of the vote such as where foreign corporations follow share-blocking practices or where proxy material is not available in English. Loomis Sayles will vote against ballot issues where the issuer does not provide sufficient information to make an informed decision. In addition, there may be instances where Loomis Sayles is not able to vote proxies on a client's behalf, such as when ballot delivery instructions have not been processed by a client's custodian, the Proxy Voting Service has not received a ballot for a client's account or under other circumstances beyond Loomis Sayles' control.

5. Oversight. All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the client’s best interests.

6. Availability of Procedures. Upon request, Loomis Sayles provides clients with a copy of its Proxy Voting Procedures, as updated from time to time. In addition, Loomis Sayles includes its Proxy Voting Procedures and/or a description of its Proxy Voting Procedures on its public website, www.loomissayles.com, and in its Form ADV, Part II.

7. Disclosure of Vote. Upon request, a client can obtain information from Loomis Sayles on how its proxies were voted. Any client interested in obtaining this information should contact its Loomis Sayles representatives.

8. Disclosure to Third Parties. Loomis Sayles’ general policy is not to disclose to third parties how it (or its voting delegate) voted a client’s proxy except that for registered investment companies, Loomis Sayles makes disclosures as required by Rule 30(b)(1)-(4) under the Investment Company Act of 1940 and, from time to time at the request of client groups, Loomis may make general disclosures (not specific as to client) of its voting instructions.

C. Proxy Committee.

1. Proxy Committee. Loomis Sayles has established a Proxy Committee. The Proxy Committee is composed of representatives of the Equity Research department and the Legal & Compliance department and other employees of Loomis Sayles as needed. In the event that any member is unable to participate in a meeting of the Proxy Committee, his or her designee acts on his or her behalf. A vacancy in the Proxy Committee is filled by the prior member’s successor in position at Loomis Sayles or a person of equivalent experience. Each portfolio manager of an account that holds voting securities of an issuer or analyst covering the issuer or its securities may be an ad hoc member of the Proxy Committee in connection with the vote of proxies.

2. Duties. The specific responsibilities of the Proxy Committee include,

a. to develop, authorize, implement and update these Proxy Voting Procedures, including:

(i) annual review of these Proxy Voting Procedures to ensure consistency with internal policies and regulatory agency policies,

(ii) annual review of existing voting guidelines and development of additional voting guidelines to assist in the review of proxy proposals, and

(iii) annual review of the proxy voting process and any general issues that relate to proxy voting;

b. to oversee the proxy voting process, including:

(i) overseeing the vote on proposals according to the predetermined policies in the voting guidelines,

(ii) directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration,

(iii) consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate, and

(iv) periodically sampling or engaging an outside party to sample proxy votes to ensure they comply with the Proxy Voting Procedures and are cast in accordance with the clients’ best interests;

c. to engage and oversee third-party vendors, such as Proxy Voting Services, including:

(i) determining whether a Proxy Voting Service has the capacity and competency to adequately analyze proxy issues by considering:

(a) the adequacy and quality of the Proxy Voting Service’s staffing and personnel, and

(b) the robustness of the Proxy Voting Service’s policies and procedures regarding its ability to ensure that its recommendations are based on current and accurate information and to identify and address any relevant conflicts of interest,

(ii) providing ongoing oversight of Proxy Voting Services to ensure that proxies continue to be voted in the best interests of clients,

(iii) receiving and reviewing updates from Proxy Voting Services regarding relevant business changes or changes to Proxy Voting Services’ conflict policies and procedures, and

(iv) in the event that the Proxy Committee becomes aware that a Proxy Voting Service’s recommendation was based on a material factual error, investigating the error, considering the nature of the error and the related recommendation, and determining whether the Proxy Voting Service has taken reasonable steps to reduce the likelihood of similar errors in the future; and

d. to develop and/or modify these Proxy Voting Procedures as appropriate or necessary.

3. Standards.

a. When determining the vote of any proposal for which it has responsibility, the Proxy Committee shall vote in the client’s best interest as described in section 1(B)(1) above. In the event a client believes that its other interests require a different vote, Loomis Sayles shall vote as the client instructs if the instructions are provided as required in section 1(B)(2) above.

b. When determining the vote on any proposal, the Proxy Committee shall not consider any benefit to Loomis Sayles, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.

4. Charter. The Proxy Committee may adopt a Charter, which shall be consistent with these Proxy Voting Procedures. Any Charter shall set forth the Committee’s purpose, membership and operation and shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal (e.g., he or she is a portfolio manager for an account of the issuer).

D. Conflicts of Interest.

Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in these Proxy Voting Procedures. Second, where these Proxy Voting Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

E. Recordkeeping and Disclosure.

Loomis Sayles or its Proxy Voting Service will maintain records of proxies voted pursuant to Section 204-2 of the Advisers Act. The records include: (1) a copy of its Proxy Voting Procedures and its charter; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Loomis Sayles that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Loomis Sayles’ written response to any (written or oral) client request for such records.

Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Loomis Sayles.

Loomis Sayles will provide disclosure of its Proxy Voting Procedures as well as its voting record as required under applicable SEC rules.

2. PROPOSALS USUALLY VOTED FOR

Proxies involving the issues set forth below generally will be voted FOR.

Adjustments to Par Value of Common Stock: Vote for management proposals to reduce the par value of common stock.

Annual Election of Directors: Vote for proposals to repeal classified boards and to elect all directors annually.

Appraisal Rights: Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Authority to Issue Shares (for certain foreign issuers): Vote for proposals by boards of non-US issuers where: (1) the board’s authority to issue shares with preemptive rights is limited to no more than 66% of the issuer’s issued ordinary share capital; or (2) the board’s authority to issue shares without preemptive rights is limited to no more than 5% of the issuer’s issued ordinary share capital, to the extent such limits continue to be consistent with the guidelines issued by the Association of British Insurers and other UK investor bodies; and the recommendations of the issuer’s board and the Proxy Voting Service are in agreement. Review on a case-by-case basis proposals that do not meet the above criteria.

Blank Check Preferred Authorization:

A. Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, and expressly states conversion, dividend, distribution and other rights.

B. Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

C. Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

Chairman and CEO are the Same Person: Vote for proposals that would require the positions of chairman and CEO to be held by different persons.

Changing Corporate Name: Vote for changing the corporate name.

Confidential Voting: Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived. Vote for management proposals to adopt confidential voting.

Cumulative Voting: Vote for proposals to permit cumulative voting, except where the issuer already has in place a policy of majority voting.

Delivery of Electronic Proxy Materials: Vote for proposals to allow electronic delivery of proxy materials to shareholders.

Director Nominees in Uncontested Elections:

A. Vote for proposals involving routine matters such as election of directors, provided that two-thirds of the directors would be independent and affiliated or inside nominees do not serve on any board committee.

B. Vote against nominees that are CFOs and, generally, against nominees that the Proxy Voting Service has identified as not acting in the best interest of shareholders. Vote against nominees that have attended less than 75% of board and committee meetings, unless a reasonable cause (e.g., health or family emergency) for the absence is noted and accepted by the Proxy Voting Service and the board. Vote against affiliated or inside nominees who serve on a board committee or if two thirds of the board would not be independent. Vote against governance or nominating committee members if there is no independent lead or presiding director and if the CEO and chairman are the same person. Generally, vote against audit committee members if auditor ratification is not proposed, except in cases involving mutual fund board members, who are not required to submit auditor ratification for shareholder approval pursuant to Investment Company Act of 1940 rules. Vote against compensation committee members when the Proxy Voting Service recommends a vote against the issuer's "say on pay" advisory vote. A recommendation of the Proxy Voting Service will generally be followed when electing directors of foreign companies.

C. Generally, vote against all members of a board committee and not just the chairman or a representative thereof in situations where the Proxy Voting Service finds that the board committee has not acted in the best interest of shareholders.

D. Vote as recommended by the Proxy Voting Service when directors are being elected as a slate and not individually.

Director Related Compensation: Vote for proposals that are required by and comply with the applicable statutory or listing requirements governing the issuer. Review on a case-by-case basis all other proposals.

Election of CEO Director Nominees: Vote for a CEO director nominee that sits on less than four U.S.-domiciled company boards and committees. Vote against a CEO director nominee that sits on four or more U.S.-domiciled boards and committees. Vote for a CEO director nominee of non-U.S.-domiciled companies that sits on more than 4 non-U.S.-domiciled company boards and committees.

Election of Mutual Fund Trustees: Vote for nominees who oversee less than 60 mutual fund portfolios. Vote against nominees who oversee 60 or more mutual fund portfolios that invest in substantially different asset classes (e.g., if the applicable portfolios include both fixed income funds and equity funds). Vote on a case-by-case basis for or against nominees who oversee 60 or more mutual fund portfolios that invest in substantially similar asset classes (e.g., if the applicable portfolios include only fixed income funds or only equity funds).

Equal Access: Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Fair Price Provisions:

A. Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

B. Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

Golden and Tin Parachutes:

A. Vote for shareholder proposals to have golden (top management) and tin (all employees) parachutes submitted for shareholder ratification.

B. Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Greenshoe Options (French issuers only): Vote for proposals by boards of French issuers in favor of greenshoe options that grant the issuer the flexibility to increase an over-subscribed securities issuance by up to 15% so long as such increase takes place on the same terms and within thirty days of the initial issuance, provided that the recommendation of the issuer’s board and the Proxy Voting Service are in agreement. Review on a case-by-case basis proposals that do not meet the above criteria.

Independent Audit, Compensation and Nominating Committees: Vote for proposals requesting that the board audit, compensation and/or nominating committees include independent directors exclusively.

Independent Board Chairman:

A. Vote for shareholder proposals that generally request the board to adopt a policy requiring its chairman to be "independent," as defined by a relevant exchange or market with respect to any issuer whose enterprise value is, according to the Proxy Voting Service, greater than or equal to $10 billion.

B. Vote such proposals on a case-by-case basis when, according to the Proxy Voting Service, the issuer's enterprise value is less than $10 billion.

Majority Voting: Vote for proposals to permit majority rather than plurality or cumulative voting for the election of directors/trustees.

OBRA (Omnibus Budget Reconciliation Act)-Related Compensation Proposals:

A. Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

B. Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

C. Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

D. Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Ratifying Auditors:

A. Generally vote for proposals to ratify auditors.

B. Vote against ratification of auditors where an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position. In general, if non-audit fees amount to 35% or more of total fees paid to a company's auditor we will vote against ratification and against the members of the audit committee.

C. Vote against ratification of auditors and vote against members of the audit committee where it is known that an auditor has negotiated an alternative dispute resolution procedure.

Reverse Stock Splits: Vote for management proposals to reduce the number of outstanding shares available through a reverse stock split.

Right to Adjourn: Vote for the right to adjourn in conjunction with a vote for a merger or acquisition or other proposal, and vote against the right to adjourn in conjunction with a vote against a merger or acquisition or other proposal.

Right to Call a Special Meeting: Vote for proposals that set a threshold of 10% of the outstanding voting stock as a minimum percentage allowable to call a special meeting of shareholders. Vote against proposals that increase or decrease the threshold from 10%.

Share Cancellation Programs: Vote for management proposals to reduce share capital by means of cancelling outstanding shares held in the issuer's treasury.

Shareholder Ability to Alter the Size of the Board:

A. Vote for proposals that seek to fix the size of the board.

B. Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

Shareholder Ability to Remove Directors: Vote for proposals to restore shareholder ability to remove directors with or without cause and proposals that permit shareholders to elect directors to fill board vacancies.

Share Repurchase Programs: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends: Generally vote for management proposals to increase common share authorization, provided that the increase in authorized shares following the split or dividend is not greater than 100 percent of existing authorized shares.

White Squire Placements: Vote for shareholder proposals to require shareholder approval of blank check preferred stock issues.

Written Consent: Vote for proposals regarding the right to act by written consent when the Proxy Voting Service recommends a vote for the proposal. Proposals regarding the right to act by written consent where the Proxy Voting Service recommends a vote against will be sent to the Proxy Committee for determination.

3. PROPOSALS USUALLY VOTED AGAINST

Proxies involving the issues set forth below generally will be voted AGAINST.

Common Stock Authorization: Vote against proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company. A recommendation of the Proxy Voting Service will generally be followed.

Director and Officer Indemnification and Liability Protection:

A. Proposals concerning director and officer indemnification and liability protection that limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care, or that would expand coverage beyond just legal expenses to acts, such as gross negligence, that are more serious violations of fiduciary obligations than mere carelessness.

B. Vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) only if the director's legal expenses would be covered.

Shareholder Ability to Act by Written Consent: Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Shareholder Ability to Call Special Meetings: Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Shareholder Ability to Remove Directors:

A. Vote against proposals that provide that directors may be removed only for cause.

B. Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Share Retention by Executives: Generally vote against shareholder proposals requiring executives to retain shares of the issuer for fixed periods unless the board and the Proxy Voting Service recommend voting in favor of the proposal.

Staggered Director Elections: Vote against proposals to classify or stagger the board.

Stock Ownership Requirements: Generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

Supermajority Shareholder Vote Requirements: Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Term of Office: Vote against shareholder proposals to limit the tenure of outside directors.

Unequal Voting Rights:

A. Vote against dual class exchange offers and dual class recapitalizations.

B. Vote, on a case-by-case basis, proposals to eliminate an existing dual class voting structure.

4. PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE PROXY VOTING SERVICE

Proxies involving compensation issues, not limited to those set forth below, generally will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Proxy Committee, be reviewed on a case-by-case basis.

401(k) Employee Benefit Plans: Vote for proposals to implement a 401(k) savings plan for employees.

Compensation Plans: Votes with respect to compensation plans generally will be voted as recommended by the Proxy Voting Service.

Employee Stock Ownership Plans (“ESOPs”): Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares). A recommendation of the Proxy Voting Service will generally be followed.

Executive Compensation Advisory Resolutions (“Say-on-Pay”): A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A. Vote for shareholder proposals to permit non-binding advisory votes on executive compensation.

B. Non-binding advisory votes on executive compensation will be voted as recommended by the Proxy Voting Service.

C. Vote for a 3 year review of executive compensation when a recommendation of the Proxy Voting Service is for the approval of the executive compensation proposal, and vote for an annual review of executive compensation when the Proxy Voting Service is against the approval of the executive compensation proposal.

Non-Material Miscellaneous Bookkeeping Proposals: A recommendation of the Proxy Voting Service will generally be followed regarding miscellaneous bookkeeping proposals of a non-material nature.

Preemptive Rights: Votes with respect to preemptive rights generally will be voted as recommended by the Proxy Voting Service subject to Common Stock Authorization requirements above.

Proxy Access: A recommendation of the Proxy Voting Service will generally be followed with regard to proposals intended to grant shareholders the right to place nominees for director on the issuer’s proxy ballot (“Proxy Access”). The nominating shareholder(s) should hold, in aggregate, at least 3% of the voting shares of the issuer for at least three years, and be allowed to nominate up to 25% of the nominees. All other proposals relating to Proxy Access will be reviewed on a case-by-case basis.

Stock Option Plans: A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A. Vote against plans which expressly permit repricing of underwater options.

B. Vote against proposals to make all stock options performance based.

C. Vote against stock option plans that could result in an earnings dilution above the company specific cap considered by the Proxy Voting Service.

D. Vote for proposals that request expensing of stock options.

Technical Amendments to By-Laws: A recommendation of the Proxy Voting Service will generally be followed regarding technical or housekeeping amendments to by-laws or articles designed to bring the by-laws or articles into line with current regulations and/or laws.

5. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The Proxy Committee will vote proxies involving the issues set forth below generally on a case-by-case basis after review. Proposals on many of these types of matters will typically be reviewed with the analyst following the company before any vote is cast.

Asset Sales: Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Bundled Proposals: Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Charitable and Political Contributions and Lobbying Expenditures: Votes on proposals regarding charitable contributions, political contributions, and lobbying expenditures, should be considered on a case-by-case basis. Votes for UK issuers concerning political contributions will be voted for if the issuer states that (a) it does not intend to make any political donations or incur any expenditures in respect to any political party in the EU; and (b) the proposal is submitted to ensure that the issuer does not inadvertently breach the Political Parties, Elections and Referendums Act 2000 and sections 366 and 367 of the Companies Act 2006.

Compensation in the Event of a Change in Control: Votes on proposals regarding executive compensation in the event of a change in control of the issuer should be considered on a case-by-case basis.

Conversion of Debt Instruments: Votes on the conversion of debt instruments should be considered on a case-by-case basis after the recommendation of the relevant Loomis Sayles equity or fixed income analyst is obtained.

Corporate Restructuring: Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

Counting Abstentions: Votes on proposals regarding counting abstentions when calculating vote proposal outcomes should be considered on a case-by-case basis.

Debt Restructurings: Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Consider the following issues: Dilution-How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control-Will the transaction result in a change in control of the company? Bankruptcy-Loomis Sayles’ Corporate Actions Department is responsible for consents related to bankruptcies and debt holder consents related to restructurings.

Delisting a Security: Review on a case-by-case basis all proposals to delist a security from an exchange.

Director Nominees in Contested Elections: Votes in a contested election of directors or vote no campaign must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Disclosure of Prior Government Service: Review on a case-by-case basis all proposals to disclose a list of employees previously employed in a governmental capacity.

Environmental and Social Issues: Proxies involving social and environmental issues, not limited to those set forth below, frequently will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Proxy Committee, be reviewed on a case-by-case basis if the Proxy Committee believes that a particular proposal (i) could have a significant impact on an industry or issuer (ii) is appropriate for the issuer and the cost to implement would not be excessive, (iii) is appropriate for the issuer in light of various factors such as reputational damage or litigation risk or (iv) is otherwise appropriate for the issuer.

Animal Rights: Proposals that deal with animal rights.

Energy and Environment: Proposals that request companies to file the CERES Principles.

Equal Employment Opportunity and Discrimination: Proposals regarding equal employment opportunities and discrimination.

Human Resources Issues: Proposals regarding human resources issues.

Maquiladora Standards and International Operations Policies: Proposals relating to the Maquiladora Standards and international operating policies.

Military Business: Proposals on defense issues.

Northern Ireland: Proposals pertaining to the MacBride Principles.

Product Integrity and Marketing: Proposals that ask companies to end their production of legal, but socially questionable, products.

Third World Debt Crisis: Proposals dealing with third world debt.

Golden Coffins: Review on a case-by-case basis all proposals relating to the obligation of an issuer to provide remuneration or awards to survivors of executives payable upon such executive's death.

Greenmail:

A. Vote for proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

B. Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Liquidations: Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Mergers and Acquisitions: Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Mutual Fund Distribution Agreements: Votes on mutual fund distribution agreements should be evaluated on a case-by-case basis.

Mutual Fund Fundamental Investment Restrictions: Votes on amendments to a mutual fund's fundamental investment restrictions should be evaluated on a case-by-case basis.

Mutual Fund Investment Advisory Agreement: Votes on mutual fund investment advisory agreements should be evaluated on a case-by-case basis.

Poison Pills:

A. Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

B. Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

C. Review on a case-by-case basis management proposals to ratify a poison pill.

Proxy Access: Proposals to allow shareholders to nominate their own candidates for seats on a board should be evaluated on a case-by-case basis.

Proxy Contest Defenses: Generally, proposals concerning all proxy contest defenses should be evaluated on a case-by-case basis.

Reimburse Proxy Solicitation Expenses: Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

Reincorporation Proposals: Proposals to change a company's domicile should be examined on a case-by-case basis.

Shareholder Advisory Committees: Review on a case-by-case basis proposals to establish a shareholder advisory committee.

Shareholder Proposals to Limit Executive and Director Pay:

A. Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

B. Review on a case-by-case basis (i) all shareholder proposals that seek to limit executive and director pay and (ii) all advisory resolutions on executive pay other than shareholder resolutions to permit such advisory resolutions. Vote against proposals to link all executive or director variable compensation to performance goals.

Spin-offs: Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

State Takeover Statutes: Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Tender Offer Defenses: Generally, proposals concerning tender offer defenses should be evaluated on a case-by-case basis.

Transition Manager Ballots: Any ballot received by Loomis Sayles for a security that was held for a client by a Transition Manager prior to Loomis Sayles’ management of the client’s holdings will be considered on a case-by case basis by the Proxy Committee (without the input of any Loomis Sayles analyst or portfolio manager) if such security is no longer held in the client’s account with Loomis Sayles.

Proxy Voting - MFS.

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, MFS Investment Management (Canada) Limited, MFS Investment Management Company (Lux) S.à r.l., MFS International Singapore Pte. Ltd., MFS Investment Management K.K., and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A. Voting Guidelines;

B. Administrative Procedures;

C. Records Retention; and

D. Reports.

A. VOTING GUIDELINES

1. General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account. From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the United Nations Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

B. ADMINISTRATIVE PROCEDURES

1. MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b. Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c. Considers special proxy issues as they may arise from time to time.

2. Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders. (For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.) Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a. Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);

b. If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c. If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests; and

d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

For instances where MFS is evaluating a director nominee who also serves as a director of the MFS Funds, then the MFS Proxy Voting Committee will adhere to the procedures described in section (d) above regardless of whether the portfolio company appears on our Significant Distributor and Client List.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively "Sun Life"), MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.'s ("ISS") benchmark policy, or as required by law.

Except as described in the MFS Fund's prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3. Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”). Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots. When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4. Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses the research of ISS to identify (i) circumstances in which a board may have approved excessive executive compensation, (ii) environmental and social proposals that warrant further consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will utilize research from Glass Lewis to identify such issues. MFS analyzes such issues independently and does not necessarily vote with the ISS or Glass Lewis recommendations on these issues. MFS may also use other research tools in order to identify the circumstances described above. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little involvement in most votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In certain types of votes (e.g. mergers and acquisitions, proxy contests, capitalization matters, potentially excessive executive compensation issues, or certain shareholder proposals) a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS investment analysts and/or portfolio managers. (From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.) However, the MFS Proxy Voting Committee will ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5. Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee or proxy team may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

For those markets that utilize a "record date" to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to these guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.

6. Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7. Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. From time to time, MFS may determine that it is appropriate and beneficial for representatives from the MFS Proxy Voting Committee to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters. A company or shareholder may also seek to engage with representatives of the MFS Proxy Voting Committee in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals.

C. RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

D. REPORTS

U.S. Registered MFS Funds

MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds. These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”) ; (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

Other MFS Clients

MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

For purposes of the following "Distribution Services" discussion, the term "shares" (as it relates to the fund) means the one class of shares of the fund offered through the prospectus to which this SAI relates.

The fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers.

The Trustees have approved a Distribution and Service Plan with respect to shares of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows shares of the fund and/or Strategic Advisers to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.

The Plan adopted for the class of the fund is described in the prospectus.

Under the Plan, if the payment of management fees by the fund to Strategic Advisers is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that Strategic Advisers may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. In addition, the Plan provides that Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for shares of the fund.

Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund or class, as applicable, and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by shares of the fund other than those made to Strategic Advisers under its management contract with the fund. To the extent that the Plan gives Strategic Advisers and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

The fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

Any of the payments described in this section may represent a premium over payments made by other fund families. Retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

For purposes of the following "Transfer and Service Agent Agreements" discussion, the term "shares" (as it relates to the fund) means the one class of shares of the fund offered through the prospectus to which this SAI relates.

The fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the agreement, FIIOC (or an agent, including an affiliate) performs transfer agency services.

For providing transfer agency services, FIIOC receives an account fee and an asset-based fee only with respect to assets not invested in Fidelity® funds and non-Fidelity funds (excluding ETFs). For retail accounts, these fees are based on fund type. For certain institutional accounts, these fees are based on size of position and fund type. For institutional retirement accounts, these fees are based on account type and fund type. The account fee is billed monthly on a pro rata basis at one-twelfth of the applicable annual rate as of the end of each calendar month. The asset-based fee is calculated and paid monthly on the basis of average daily net assets. For assets invested in underlying Fidelity® funds, each underlying Fidelity® fund pays its respective transfer agent (either FIIOC or an affiliate of FIIOC) fees based, in part, on the number of positions in and assets of the fund invested in such underlying Fidelity® fund.

The asset-based fees are subject to adjustment in any month in which the total return of the S&P 500® Index exceeds a positive or negative 15% from a pre-established base value.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

The fund has entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers (or an agent, including an affiliate). Under the terms of the agreement, FSC calculates the NAV and dividends for shares and maintains the fund's portfolio and general accounting records.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the fund are 0.0389% of the first $500 million of average net assets, 0.0275% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

Pricing and bookkeeping fees paid by the fund to FSC for the past three fiscal years are shown in the following table.

Fund	2016	2015	2014
Strategic Advisers® Growth Multi-Manager Fund	$24,587	$23,734	$28,373

DESCRIPTION OF THE TRUST

Trust Organization. Strategic Advisers® Growth Multi-Manager Fund is a fund of Fidelity Rutland Square Trust II, an open-end management investment company created under an initial trust instrument dated March 8, 2006. Currently, there are 18 funds offered in the trust: Strategic Advisers® Core Fund, Strategic Advisers® Core Multi-Manager Fund, Strategic Advisers® Core Income Fund, Strategic Advisers® Core Income Multi-Manager Fund, Strategic Advisers® Emerging Markets Fund, Strategic Advisers® Emerging Markets Fund of Funds, Strategic Advisers® Growth Fund, Strategic Advisers® Growth Multi-Manager Fund, Strategic Advisers® Income Opportunities Fund, Strategic Advisers® Income Opportunities Fund of Funds, Strategic Advisers® International Fund, Strategic Advisers® International II Fund, Strategic Advisers® International Multi-Manager Fund, Strategic Advisers® Short Duration Fund, Strategic Advisers® Small-Mid Cap Fund, Strategic Advisers® Small-Mid Cap Multi-Manager Fund, Strategic Advisers® Value Fund, and Strategic Advisers® Value Multi-Manager Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the fund.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

Strategic Advisers, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by Strategic Advisers. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of the fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for the fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized Strategic Advisers, in consultation with FMR, to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving the fund's best interests by striking an appropriate balance between providing information about the fund's portfolio and protecting the fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the fund's chief compliance officer periodically.

Other registered investment companies that are advised or sub-advised by Strategic Advisers or a sub-adviser may be subject to different portfolio holdings disclosure policies, and neither Strategic Advisers nor the Board exercises control over such policies or disclosure. In addition, separate account clients of Strategic Advisers and the sub-advisers have access to their portfolio holdings and are not subject to the fund's portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by Strategic Advisers or a sub-adviser and some of the separate accounts managed by Strategic Advisers or a sub-adviser have investment objectives and strategies that are substantially similar or identical to the fund's and, therefore, potentially substantially similar, and in certain cases nearly identical, portfolio holdings as the fund.

The fund will provide a full list of holdings, including its top mutual fund positions (if any), monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after its fiscal quarter-end).

The fund will provide its top mutual fund positions (if any) as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

The fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons Strategic Advisers believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: the fund's trustees; the fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; the fund's auditors; the fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by the fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by Strategic Advisers or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. Strategic Advisers relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial holdings daily, on the next business day) and MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day).

Strategic Advisers, its affiliates, or the fund will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the fund's SAI.

There can be no assurance that the fund's policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

The fund's financial statements and financial highlights for the fiscal year ended May 31, 2016, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies in which the fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Strategic Advisers, Fidelity Investments & Pyramid Design, and Fidelity are registered service marks of FMR LLC. © 2017 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

Fund/Class	Class L	Class N
Strategic Advisers® Growth Multi-Manager Fund	FQACX	FQAEX

Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2016

As Revised May 2, 2017

This statement of additional information (SAI) is not a prospectus. Portions of the fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus dated July 30, 2016, or SAI dated July 30, 2016, As Revised May 2, 2017, or an annual report, please call Fidelity at 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) or visit the web site at www.401k.com (plan participants) or institutional.fidelity.com (Advisors and Investment Professionals).

MMG-L-MMG-N-PTB-0716-02
1.969645.108

245 Summer Street, Boston, MA 02210

INVESTMENT POLICIES AND LIMITATIONS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING, SELLING, AND EXCHANGING INFORMATION
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISERS
MANAGEMENT CONTRACT
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT AGREEMENTS
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are the fund's fundamental investment limitations set forth in their entirety.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Strategic Advisers, Inc. (Strategic Advisers) looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, Strategic Advisers or an affiliate may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by Strategic Advisers does not assign a classification.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

To the extent that the fund acquires the shares of an underlying fund in accordance with Section 12(d)(1)(F) of the 1940 Act, the underlying fund is not obligated to redeem its shares in an amount exceeding 1% of its shares outstanding during any period of less than 30 days. Those underlying fund shares will not be treated as illiquid securities for purposes of the fund's illiquid securities limitation described above to the extent that the fund is able to dispose of such securities by distributing them in kind to redeeming shareholders. (See "Investment Policies and Limitations - Securities of Other Investment Companies.")

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to the fund's fundamental and non-fundamental investment limitations discussed above:

For the fund's limitations on futures and options transactions, see "Investment Policies and Limitations - Futures, Options, and Swaps."

Notwithstanding the foregoing investment limitations, the underlying funds in which the fund may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting the fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying fund are set forth in its registration statement.

In accordance with its investment program as set forth in the prospectus, the fund may invest more than 25% of its assets in any one underlying Fidelity® fund. Although the fund does not intend to concentrate its investments in a particular industry, the fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying funds.

The following pages contain more detailed information about types of instruments in which the fund may invest, techniques the fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. The fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, the fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

Strategic Advisers® Growth Multi-Manager Fund may have exposure to instruments, techniques, and risks either directly or indirectly through an investment in an underlying fund. An underlying fund may invest in the same or other types of instruments and its adviser may employ the same or other types of techniques. Strategic Advisers® Growth Multi-Manager Fund's performance will be affected by the instruments, techniques, and risks associated with an underlying fund, in proportion to the amount of assets that the fund allocates to that underlying fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "a fund" or "the fund" may relate to Strategic Advisers® Growth Multi-Manager Fund or an underlying fund, and references to "an adviser" or "the adviser" may relate to Strategic Advisers (or its affiliates) or a sub-adviser of Strategic Advisers® Growth Multi-Manager Fund, or an adviser of an underlying fund.

Borrowing.  If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management.  A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity® funds and other advisory clients only) shares of Fidelity® central funds. Generally, these securities offer less potential for gains than other types of securities.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion.  The trust, on behalf of the Fidelity® fund to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to the fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the fund. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock  represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity® fund's policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Convertible Securities  are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities  are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exchange Traded Funds (ETFs)  are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs)  are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN's share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets.  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions.  A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Foreign Repurchase Agreements.  Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds of Funds and Other Large Shareholders.  Certain Fidelity® funds and accounts (including funds of funds) invest in other funds ("underlying funds") and, as a result, may at times have substantial investments in one or more underlying funds.

An underlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund's performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund's current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund's expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity® fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

Fund's Rights as an Investor.  Fidelity® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. A fund's proxy voting guidelines are included in its SAI.

Futures, Options, and Swaps.  The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Strategic Advisers Growth Multi-Manager Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The limitations on the fund's investments in futures contracts, options, and swaps, and the fund's policies regarding futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through FCMs that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price. Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member FCM may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap. It is expected, however, that regulators will adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could reduce the distinction.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity® fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Hybrid and Preferred Securities.  A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer's capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded over-the-counter or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty's creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund's investments in certain hybrid and preferred securities.

Illiquid Securities  cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity® fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt.  The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities  are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Bloomberg Commodity Index Total Return℠.

Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Insolvency of Issuers, Counterparties, and Intermediaries.  Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program.  Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a Fidelity® fund may lend money to, and borrow money from, other funds advised by Fidelity Management & Research Company (FMR) or its affiliates. A Fidelity® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities.  Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Loans and Other Direct Debt Instruments.  Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities.  Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Precious Metals.  Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, a Fidelity® fund intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

Real Estate Investment Trusts.  Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Reforms and Government Intervention in the Financial Markets.  Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements  involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities  are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements.  In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending.  Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.

Securities of Other Investment Companies,  including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

Short Sales.  Short sales involve the market sale of a security a fund has borrowed from a prime broker with which it has a contractual relationship, with the expectation that the security will underperform either the market or the securities that the fund holds long. A fund closes a short sale by purchasing the same security at the current market price and delivering it to the prime broker.

Until a fund closes out a short position, the fund is obligated to pay the prime broker (from which it borrowed the security sold short) interest as well as any dividends that accrue during the period of the loan. While a short position is outstanding, a fund must also pledge a portion of its assets to the prime broker as collateral for the borrowed security. The collateral will be marked to market daily.

Short positions create a risk that a fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what a fund originally paid for the security together with any transaction costs. A fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price. As a result, a fund may be unable to fully implement its investment strategy due to a lack of available stocks or for other reasons. It is possible that the market value of the securities a fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund's potential volatility. Because a fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the fund resulting from the short sale will be decreased, and the amount of any ultimate gain will be decreased or of any loss will be increased, by the amount of such expenses.

A fund may also enter into short sales against the box. Short sales "against the box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Sources of Liquidity or Credit Support.  Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations  are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Structured Securities  (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Temporary Defensive Policies.  In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.Strategic Advisers® Growth Multi-Manager Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts.  Proceeds from shareholder purchases of a Fidelity® fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the fund when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the fund. The fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants.  Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds  do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund’s service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund’s manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

PORTFOLIO TRANSACTIONS

To the extent that Strategic Advisers grants investment management authority over an allocated portion of the fund's assets to a sub-adviser (see the section entitled "Management Contract"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section.

Orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Strategic Advisers (either directly or through its affiliates) or a sub-adviser, pursuant to authority contained in the management contract and the respective sub-advisory agreement.

Strategic Advisers or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

The fund will not incur any commissions or sales charges when it invests in affiliated funds, but it may incur such costs when it invests in non-affiliated funds and when it invests directly in other types of securities, including ETFs.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of the fund periodically review Strategic Advisers' and its affiliates' and each sub-adviser's performance of their respective responsibilities in connection with the placement of portfolio securities transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

Strategic Advisers.

The Selection of Securities Brokers and Dealers

Strategic Advisers or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place the fund's portfolio securities transactions. In selecting securities brokers, including affiliates of Strategic Advisers, to execute the fund's portfolio securities transactions, Strategic Advisers or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to Strategic Advisers' or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, Strategic Advisers or its affiliates may choose to execute an order using ECNs or venues, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, Strategic Advisers or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers or its affiliates also may select a broker that charges more than the lowest commission rate available from another broker. Strategic Advisers or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of Strategic Advisers or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. Strategic Advisers or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Strategic Advisers) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Strategic Advisers or its affiliates.

Research Products and Services.  These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement Strategic Advisers' or its affiliates' own research activities in providing investment advice to the fund.

Execution Services.  In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services.  Although Strategic Advisers or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to Strategic Advisers.  Strategic Advisers' or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services Strategic Advisers or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to Strategic Advisers or its affiliates or have no explicit cost associated with them. In addition, Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

Strategic Advisers' Decision-Making Process.  In connection with the allocation of fund brokerage, Strategic Advisers or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers or its affiliates, viewed in terms of the particular transaction for the fund or Strategic Advisers' or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund's brokerage may not benefit the fund. While Strategic Advisers or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Strategic Advisers, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist Strategic Advisers or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

Research Contracts.  Strategic Advisers or its affiliates have arrangements with certain third-party research providers and brokers through whom Strategic Advisers or its affiliates effect fund trades, whereby Strategic Advisers or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, Strategic Advisers or its affiliates may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers or its affiliates, or that may be available from another broker. Strategic Advisers or its affiliates view hard dollar payments for research products and services as likely to reduce the fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. Strategic Advisers' or its affiliates' determination to pay for research products and services separately is wholly voluntary on Strategic Advisers' or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

Strategic Advisers or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of Strategic Advisers) who have entered into arrangements with Strategic Advisers or its affiliates under which the broker may rebate a portion of the compensation paid by a fund. Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

Strategic Advisers or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS) and Luminex Trading & Analytics LLC (Luminex), with whom they are under common control or affiliated, provided Strategic Advisers or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, Strategic Advisers or its affiliates may place trades with brokers that use NFS or Fidelity Clearing Canada ULC (FCC) as a clearing agent.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, Strategic Advisers or its affiliates may effect spot foreign currency transactions with foreign currency dealers. In certain circumstances, due to local law and regulation, logistical or operational challenges, or the process for settling securities transactions in certain markets (e.g., short settlement periods), spot currency transactions may be effected on behalf of funds by parties other than Strategic Advisers or its affiliates, including funds' custodian banks (working through sub-custodians or agents in the relevant non-U.S. jurisdiction) or broker-dealers that executed the related securities transaction.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other funds managed by Strategic Advisers or its affiliates, investment decisions for the fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by Strategic Advisers to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

ClariVest Asset Management LLC (ClariVest).

ClariVest’s principal objective in selecting broker/dealers and entering Client trades is to obtain best execution for Clients’ transactions. As such, ClariVest will follow procedures to ensure that it is seeking to receive the best execution available on Client trades as there may be conflicts of interests that on occasion arise in the trading function. ClariVest’s full policy regarding portfolio transactions is contained in its Compliance Manual.

Best Execution

It is ClariVest’s policy to always seek best execution for Client securities transactions. ClariVest maintains a process for ensuring that (1) it is seeking to execute client transactions under the most favorable terms given the circumstances and (2) ClariVest has made a good faith determination that the commissions paid are reasonable in relation to the value of the services provided. All broker-dealers are unaffiliated with ClariVest. ClariVest considers the full range and quality of the broker-dealer’s service in selecting broker-dealers to meet best execution obligations, and may not pay the lowest commission rate available. ClariVest shall evaluate its efforts to seek to obtain best execution on Client trades through:

• initial review of individual broker-dealers,

• contemporaneous reviews of trading by ClariVest’s Portfolio Managers, and

• quarterly Best Execution Committee meetings. The Best Execution Committee meetings shall include the Chief Investments Officer, CCO and representatives from the Portfolio Management and Operations teams.

ClariVest will not enter into any formal “soft dollar commitments/arrangements”, written or verbal, explicit or implied, with any broker-dealers. A soft dollar commitment/arrangement is viewed by ClariVest as a commitment, understanding or agreement to pay increased commissions, or direct trades to a broker-dealer, in exchange for the receipt of research. ClariVest may, however, effect transactions for clients with broker-dealers who provide ClariVest with research or brokerage products and services, providing lawful and appropriate assistance to the Firm in the performance of its investment decision-making responsibilities. Research and brokerage products and services received from broker-dealers are supplemental to ClariVest’s own research efforts. ClariVest does not separately compensate broker-dealers with soft dollars for such products and services. Portfolio Managers consider the full range and quality of a broker-dealer’s services when placing brokerage to ensure that transactions are the most favorable under the circumstances.

Allocation of Trades

ClariVest’s allocation procedures seek to allocate investment opportunities among clients in the fairest possible way taking into account all clients’ best interests. ClariVest will follow procedures to ensure that allocations do not involve a practice of favoring or discriminating against any client or group of clients. The firm’s policy is to allocate all trades (initial as well as position building) on a pro-rata basis across all client accounts, unless outside factors (such as client guidelines) prevent such allocation. ClariVest performs this allocation prior to trading, and securities are subsequently allocated by the end of the trading day.

Allocation of Brokerage

Portfolio Managers seek to allocate trades across a variety of broker-dealers in an effort to minimize exposure to any single broker-dealer and to mitigate the potential negative consequences to ClariVest’s ability to obtain best execution should there be personnel or other management changes at the broker-dealers. Portfolio Managers may utilize any number of trading venues to execute transactions with a broker-dealer from ClariVest’s approved broker-dealer list.

Order Aggregation

Orders for the same security entered at the same time on behalf of more than one Client in a strategy will generally be aggregated (i.e., blocked or bunched) when possible, subject to the aggregation being in the best interests of all participating Clients. Orders for the same security entered at the same time across various strategies may be aggregated, subject to the aggregation being in the best interests of all participating Clients. All Clients participating in each aggregated order shall receive the average price and subject to minimum ticket charges, pay a pro-rata portion of commissions. Orders for the same security may be traded at the same time with different broker-dealers (and possibly obtain different execution) for a variety of reasons, including if the security is being traded differently.

Loomis, Sayles & Company, L.P. (Loomis Sayles).

Portfolio Transactions

In placing orders for the purchase and sale of equity securities, Loomis Sayles selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers or dealers, (b) research and other products or services (as described in the section “Soft Dollars” below) provided by such brokers or dealers which are expected to enhance Loomis Sayles’ general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers or dealers involved, (f) the risk in positioning a block of securities, (g) the quality of the overall brokerage and research services provided by the broker or dealer, and (h) fair dealing.

Loomis Sayles may place orders for a fund which, combined with orders for its other clients, may impact the price of the relevant security. This could cause a fund to obtain a worse price on the transaction than would otherwise be the case if the orders were placed in smaller amounts or spread out over a longer period of time.

Subject to the overriding objective of obtaining the best possible execution of orders, Loomis Sayles may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period.

Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles’ opinion, can provide the best overall net results for its clients. Transactions in equity securities are frequently executed through a primary market maker, but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Equity securities may also be purchased from underwriters at prices which include underwriting fees.

Soft Dollars

Loomis Sayles’ receipt of brokerage and research products or services are factors in Loomis Sayles’ selection of a broker-dealer to execute transactions for client accounts where Loomis Sayles believes that the broker-dealer will provide quality execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles’ own assets or may, in connection with transactions in equity securities effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (i.e. “soft dollars”).

For purposes of this soft dollars discussion, the term “commission” includes commissions paid to brokers in connection with transactions effected on an agency basis. Loomis Sayles does not generate soft dollars on fixed income transactions. However, certain fixed income accounts that invest in equities may generate soft dollars on said equity transactions. Furthermore, certain fixed income accounts that invest in equities may prohibit soft dollars.

Loomis Sayles will only acquire research and brokerage products and services with soft dollars if they qualify as eligible products and services under the safe harbor of Section 28(e) of the Securities Exchange Act of 1934. Eligible research services and products that may be acquired by Loomis Sayles are those products and services that may provide advice, analysis or reports that will aid Loomis Sayles in carrying out its investment decision-making responsibilities. Eligible research must reflect the expression of reasoning or knowledge (having inherently intangible and non-physical attributes) and may include the following research items: traditional research reports; discussions with research analysts and corporate executives; seminars or conferences; financial and economic publications that are not targeted to a wide public audience; software that provides analysis of securities portfolios; market research including pre-trade and post-trade analytics; and market data. Eligible brokerage services and products that may be acquired by Loomis Sayles are those services or products that (i) are required to effect securities transactions; (ii) perform functions incidental to securities transactions; or (iii) are services that are required by an applicable self-regulatory organization (“SRO”) or SEC rule(s). The brokerage and research products or services provided to Loomis Sayles by a particular broker-dealer may include both (a) products and services created by such broker-dealer, (b) products and services created by other broker-dealers, and (c) products and services created by a third party (“third-party services”). All soft dollar services are reviewed and approved by Loomis Sayles’ Chief Compliance Officer.

If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a “research use”) and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such “mixed-use item” between the research and non-research uses, and will only use soft dollars to pay for the portion of the cost relating to its research use. As of the date of this SAI, there are no mixed-use services being provided to Loomis Sayles.

In connection with Loomis Sayles’ use of soft dollars, a client’s account may pay a broker-dealer an amount of commission for effecting a transaction for the client’s account in excess of the amount of commission it or another broker-dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services provided by the broker-dealer, viewed in terms of either the particular transaction or Loomis Sayles’ overall responsibilities with respect to the accounts as to which Loomis Sayles exercises investment discretion.

Loomis Sayles may use soft dollars to acquire brokerage or research products and services that have potential application to all client accounts or to a certain group of client accounts. However, the products or services may not be used in connection with the management of some of the accounts which paid commissions to the broker-dealer providing the products or services and may be used in connection with the management of other accounts. Furthermore, while some clients do not generate soft dollar commissions, such as Wrap/Model Program clients, clients with directed brokerage or zero commission arrangements (which may limit or prevent Loomis Sayles from using such clients’ commissions to pay for research and research services), and certain fixed income accounts, they may still benefit from the research provided to Loomis Sayles in connection with other transactions placed for other clients. As a result, certain clients may have more of their commissions directed for research and research services than others.

Loomis Sayles’ use of soft dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of soft dollars also benefits client accounts as described above.

Client Commission Arrangements

Loomis Sayles has entered into several client commission arrangements (“CCAs”) (also known as commission sharing arrangements) with some of its key broker-dealer relationships. Over the past few years, Loomis Sayles has significantly reduced the number of brokers with which it will trade. In a CCA, subject to best execution, Loomis Sayles will allocate a higher portion of its clients’ equity trading with broker-dealers who unbundle their commission rates in order to enable Loomis Sayles to separately negotiate rates for execution and research and research services. The execution rates Loomis Sayles has negotiated with such firms vary depending on the type of orders Loomis Sayles executes with the CCAs (i.e. electronic or traditional).

Pursuant to the CCA agreements Loomis Sayles has with these broker-dealers, each firm will pool the research commissions accumulated during a calendar quarter and then, at the direction of Loomis Sayles, pay various broker-dealers and third party services from this pool for the research and research services such firms have provided to Loomis Sayles. These CCAs are deemed to be soft dollar arrangements, and Loomis Sayles and each CCA intends to comply with the applicable requirements of Section 28(e) of the Securities Exchange Act of 1934, as amended, as well as the Commission Guidance Regarding Client Commission Practices under Section 28(e) in the SEC Release No. 34-54165 dated July 18, 2006.

Loomis Sayles has a comprehensive internal voting process whereby Loomis Sayles’ equity portfolio managers, research analysts and strategists vote on various aspects of a broker-dealer’s qualitative services, which include without limitation: research and other services, idea generation, models, expert consultants, political and economic analysts, technical analysts, discussions with research analysts and corporate executives, seminars and conferences (“The Equity Research Vote”). The Equity Research Vote is performed on a quarterly basis, and the results are provided to the Equity Traders as guidance to which broker-dealers are providing the most valued qualitative services. These results are also used as a tool for estimating commission targets for various broker-dealers.

As a result of guidance from the UK Financial Conduct Authority, Loomis Sayles pays broker-dealers a “Corporate Access” arrangement fee in hard dollars.

The CCAs enable Loomis Sayles to strengthen its relationships with its key broker-dealers, and limit the broker-dealers with whom it trades to those with whom it has FIX connectivity, while still maintaining the research relationships with broker-dealers that provide Loomis Sayles with research and research services. In addition, the ability to unbundle the execution and research components of commissions enables Loomis Sayles to provide greater transparency to its clients in their commission reports.

In addition to trading with the CCA broker-dealers discussed above, Loomis Sayles continues to trade with full service broker-dealers and ECNs, ATSs and other electronic systems.

Aggregation of Orders

When Loomis Sayles believes it is desirable, appropriate and feasible to purchase or sell the same security for a number of client accounts at the same time, Loomis Sayles may (but is not obligated to) aggregate its clients’ orders (“Aggregated Orders”), including orders on behalf of affiliated clients and hedge funds, in a way that seeks to obtain more favorable executions, in terms of the price at which the security is purchased or sold, the cost of the execution of the orders, and the efficiency of the processing of the transactions. Subject to certain exceptions, all client accounts participating in an Aggregated Order, including affiliated clients and hedge funds, will participate at the average price at which the Aggregated Order was executed and will bear a pro rata portion of the execution cost of the Aggregated Order.

Orders may be (but are not required to be) added to a block over a reasonable period of time during the trading day without first allocating executed shares if the traders believe that the additional orders are based on the same news item, analyst recommendation or other triggering event that prompted the first order.

Although Loomis Sayles believes that the ability to aggregate orders for client accounts will in general benefit its clients as a whole over time, in any particular instance, such aggregation may result in a less favorable price or execution for any particular client than might have been obtained if a particular transaction had been effected on an unaggregated basis.

With respect to client accounts that have provided Loomis Sayles with directions to use specific brokers or dealers to execute some or all of their trades, compliance with such directions may in some instances result in such a directed brokerage account not participating in an Aggregated Order. As a result, the directed brokerage account may receive a less favorable price or execution, or incur higher execution costs, in particular transactions than if the directed brokerage account had participated in an Aggregated Order with other client accounts.

Massachusetts Financial Services Company (MFS).

Specific decisions to purchase or sell securities for the fund are made by persons affiliated with MFS. Any such person may serve other clients of MFS or any subsidiary of MFS in a similar capacity.

MFS places all fund orders for the purchase or sale of securities with the primary objective of seeking to obtain the best execution from responsible broker/dealers at competitive rates. MFS seeks to deal with broker/dealers that can provide high quality execution services. In seeking best execution, MFS takes into account all factors it considers to be relevant, including by way of illustration: price; the size of the transaction; the nature of the market of the security; the amount of the commission; the timing and impact of the transaction considering market prices and trends; the reputation, experience, and financial stability of the broker/dealer involved; the willingness of the broker/dealer to commit capital; the need for anonymity in the market; and the quality of services rendered by the broker/dealer in other transactions, which may include the quality of the research and brokerage services provided by the broker/dealer. MFS may place fund orders with Luminex Trading & Analytics LLC, an alternative trading system in which MFS owns a 4.9% stake.

In certain circumstances, such as a buy-in for failure to deliver, MFS is not able to select the broker/dealer who will transact to cover the failure. For example, if the fund sells a security short and is unable to deliver the securities sold short, the broker/dealer through whom the fund sold short must deliver securities purchased for cash, (i.e., effect a buy-in, unless it knows that the fund either is in the process of forwarding the securities to the broker/dealer or will do so as soon as possible without undue inconvenience or expense). Similarly, there can also be a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold. If the broker/dealer effects a buy-in, MFS will be unable to control the trading techniques, methods, venues, or any other aspect of the trade used by the broker/dealer.

Commission rates for equity securities and some derivatives vary depending upon trading techniques, methods, venues, and broker/dealers selected as well as the market(s) in which the securities are traded and their relative liquidity. MFS may utilize numerous broker/dealers and trading venues and strategies in order to seek the best execution for client transactions. MFS periodically and systematically reviews the performance of the broker/dealers that execute fund transactions, including the commission rates paid to broker/dealers by considering the value and quality of brokerage and research services provided. The quality of a broker/dealer’s services is measured by analyzing various factors that could affect the execution of trades. These factors include the ability to execute trades with a minimum of market impact, the speed and efficiency of executions, electronic trading capabilities, adequacy of capital, commitment of capital when necessary or desirable, market color provided to MFS, and accommodation of MFS' special needs. MFS may employ outside vendors to provide reports on the quality of broker/dealer executions.

In the case of securities traded in the over-the-counter market, portfolio transactions may be effected either on an agency basis, which involves the payment of negotiated brokerage commissions to the broker/dealer (including electronic communication networks, multilateral trading facilities, or alternative trading systems), or on a principal basis at net prices without commissions, including compensation to the broker/dealer in the form of a mark-up or mark-down, depending on where MFS believes best execution is available. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to MFS on tender or exchange offers. Such soliciting or dealer fees are, in effect, recaptured by the fund.

In allocating brokerage, MFS may take into consideration the receipt of research and brokerage services, consistent with its obligation to seek best execution for fund transactions. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (‘‘Section 28(e)’’), MFS may cause the fund to pay a broker/dealer which provides “Brokerage and Research Services” (as defined by Section 28(e)) to MFS an amount of commission for effecting a securities transaction for the fund in excess of the amount other broker/dealers would have charged for the transaction if MFS determines in good faith that the greater commission is reasonable in relation to the value of the Brokerage and Research Services provided by the executing broker/dealer viewed in terms of either a particular transaction or MFS' overall responsibilities to the fund and its other clients. ‘‘Commissions,’’ as currently interpreted by the SEC, include fees paid to broker/dealers for trades conducted on an agency basis, and certain mark-ups, markdowns, commission equivalents, and other fees received by broker/dealers in riskless principal transactions. "Research Commissions" represent the portion of Commissions (and other fees paid in non-U.S. transactions that are not considered Commissions) that is paid on transactions in excess of the portion that compensates the broker/dealer for executing, clearing, and/or settling the transaction.

Brokerage and Research Services includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities; and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or required in connection therewith by applicable rules. Such services can include access to corporate management; industry conferences; research field trips to corporate management and/or to tour manufacturing, production, or distribution facilities; statistical, research, and other factual information or services such as: investment research reports; access to analysts; execution systems and trading analytics; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations (collectively, "Research").

MFS has entered into client commission agreements with broker/dealers that execute, clear, or settle securities transactions on behalf of MFS' clients (“Executing Brokers”) which provide for the Executing Brokers to pool a portion of the Commissions paid by the fund and other accounts for securities transactions (“Pooled Commissions”). Pooled Commissions also include a portion of the Commissions paid in connection with the transactions of affiliates of MFS. Executing Brokers pay a portion of Pooled Commissions to providers of Research to MFS (“Research Providers”).

To the extent a Research Provider plays no role in executing client securities transactions, any Research prepared by that Research Provider would constitute third party research. MFS may use brokerage commissions, including Pooled Commissions, from the fund’s portfolio transactions to acquire Research, subject to the procedures and limitations described below.

MFS establishes a semi-annual budget for Research paid for with Research Commissions ("Global Budget"). MFS and its affiliates allocate Research Commissions through a research vote process ("Research Vote") in which the investment professionals of MFS and its affiliates assess the value of Research provided to MFS and its affiliates by Research Providers (which may include Executing Brokers) ("Research Firms") during the period. MFS ascribes a dollar amount to each vote which, in total, is intended to equal the Global Budget for the period. Investment professionals are not required to spend all of their votes. MFS uses the Research Vote as a guide for allocating Pooled Commissions to Research Firms subject to each semi-annual period's Global Budget. Compensation for Research may also be made pursuant to commissions paid on trades (“Trade Commissions”) executed by a Research Provider who is registered as a broker/dealer (“Broker Provider”). To the extent that payments for Research to a Broker Provider are made pursuant to Trade Commissions, MFS and its affiliates will reduce the amount of Pooled Commissions to be paid to that Broker Provider for its Research by a portion of the Trade Commission. MFS reserves the right to pay cash to the Research Firm from its own resources in an amount MFS determines in its discretion.

If MFS determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), MFS may allocate the costs of such service or product accordingly in its reasonable discretion. MFS will allocate Research Commissions to Research Firms only for the portion of the service or product that MFS determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

The Research is provided to MFS for no consideration other than Research Commissions. In determining whether a service or product qualifies as Brokerage or Research Services, MFS evaluates whether the service or products provides lawful and appropriate assistance to MFS in carrying out its investment decision-making responsibilities. It is often not possible to place a dollar value on the Brokerage and Research Services provided to MFS by broker/dealers. The determination and evaluation of the reasonableness of the Research Commissions paid is primarily based on the professional opinions of the investment professionals who utilize the Research provided by the broker/dealers.

The advisory fee paid by the fund to MFS is not reduced as a consequence of MFS' receipt of Research. To the extent the fund's portfolio transactions are used to obtain Research, the brokerage commissions paid by the fund might exceed those that might otherwise be paid for execution only.

Through the use of Research acquired with Research Commissions, MFS avoids the additional expenses that it would incur if it developed comparable information through its own staff or if it purchased such Research with its own resources. As a result, the fund pays more for its portfolio transactions than if MFS caused the fund to pay execution only rates. MFS may have an incentive to select or recommend a broker/dealer based on its interest in receiving Research rather than the fund's interest in receiving lower commission rates. The Research received may be useful and of value to MFS or its affiliates in serving both the fund and other clients of MFS or its affiliates. Accordingly, not all of the Research provided by broker/dealers through which the fund effects securities transactions may be used by MFS in connection with the fund.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

The following table shows the fund's portfolio turnover rate for the fiscal periods ended May 31, 2016 and 2015. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in Strategic Advisers' investment outlook.

Turnover Rates	2016	2015
Strategic Advisers® Growth Multi-Manager Fund	46%	46%

During the fiscal year ended May 31, 2016, the fund held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by the fund as of the fiscal year ended May 31, 2016.

Fund	Regular Broker or Dealer	Aggregate Value of Securities Held
Strategic Advisers® Growth Multi-Manager Fund	Goldman Sachs Group, Inc.	$141,937
	JPMorgan Chase & Co.	$165,459

The following table shows the total amount of brokerage commissions paid by the fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended May 31, 2016, 2015, and 2014. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
Strategic Advisers® Growth Multi-Manager Fund	May 31
	2016	$13,175	0.02%
	2015	$18,617	0.03%
	2014	$28,400	0.04%

During the past three fiscal years, the following brokerage commissions were paid to affiliated brokers:

Fund(s)	Fiscal Year End May 31	Broker	Affiliated With	Transactions Initiated By	Commissions	Percentage of Aggregate Brokerage Commissions	Percentage of Aggregate Dollar Amount of Brokerage Transactions
Strategic Advisers® Growth Multi-Manager Fund	2016	BoA Merrill Lynch BIDS	MSIM	MSIM	$13	0.10%	0.06%
	2016	Fidelity Capital Markets	FMR LLC/Strategic Advisers	FIAM	$6	0.05%	0.13%
	2015	BoA Merrill Lynch	MSIM	MSIM	$50
	2015	Fidelity Capital Markets	FMR LLC/Strategic Advisers	FIAM LLC	$7
	2014	Merrill Lynch	MSIM	MSIM	$89

Brokerage commissions may vary significantly from year to year due to a variety of factors, including the types of investments selected by the sub-adviser(s), changes in transaction costs, and market conditions.

The following table shows the dollar amount of brokerage commissions paid to firms that may have provided research or brokerage services and the approximate dollar amount of the transactions involved for the fiscal year ended 2016.

Fund	Fiscal Year Ended	$ Amount of Commissions Paid to Firms for Providing Research or Brokerage Services	$ Amount of Brokerage Transactions Involved
Strategic Advisers® Growth Multi-Manager Fund	May 31, 2016	$9,411	$26,280,317

VALUATION

NAV is the value of a single share. NAV is computed by adding a class's pro rata share of the value of a fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation responsibilities to Strategic Advisers. Strategic Advisers has established the Strategic Advisers Fair Value Committee (the Committee) to fulfill these responsibilities. The Committee may rely on information and recommendations provided by affiliates of Strategic Advisers in fulfilling its responsibilities, including the fair valuation of securities.

Shares of underlying funds (other than ETFs) held by a fund are valued at their respective NAVs. If an underlying fund's NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying Fidelity® non-money market fund, are valued as follows:

Most equity securities (including securities issued by ETFs) are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Board of Trustees. A number of pricing services are available and the funds may use more than one of these services. The funds may also discontinue the use of any pricing service at any time. Strategic Advisers engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

The Board of Trustees of the underlying Fidelity® funds has ultimate responsibility for pricing portfolio securities and assets held by those funds, but has delegated day-to-day valuation responsibilities to FMR. FMR has established the FMR Fair Value Committee (FMR Committee) to fulfill these responsibilities.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the FMR Committee or the Committee, are deemed unreliable will be fair valued in good faith by the FMR Committee or the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the FMR Committee or the Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the FMR Committee or the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the FMR Committee and the Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Portfolio securities and assets held by an underlying Fidelity® money market fund are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a money market fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees of an underlying Fidelity® money market fund consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a money market fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

Strategic Advisers reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the fund’s investments and ratifies the fair value determinations of the Committee.

BUYING, SELLING, AND EXCHANGING INFORMATION

The fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Strategic Advisers determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

The fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. The fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, the fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

In addition to the exchange privileges listed in the fund's prospectus, the fund offers the privilege of moving between certain share classes of the fund, as detailed below. An exchange between share classes of the same fund generally is a non-taxable event.

Class L: Shares of Class L may be exchanged for Class N shares of the same fund.

Class N: Shares of Class N may be exchanged for Class L shares of the same fund.

The fund may terminate or modify its exchange privileges in the future.

DISTRIBUTIONS AND TAXES

Dividends. Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently.

Foreign Taxation. Foreign governments may impose withholding taxes on dividends and interest earned by the fund with respect to foreign securities held directly by the fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by the fund.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the fund and its tax-advantaged retirement plan shareholders, and no attempt has been made to discuss individual tax consequences. Shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 18 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Trustees.  The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function.  Robert A. Lawrence is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds, Fidelity's equity and high income funds, and Fidelity's sector portfolios. The fund may invest in Fidelity® funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bruce T. Herring (1965)

Year of Election or Appointment: 2015

Trustee

Mr. Herring also serves as Trustee of other funds. Mr. Herring serves as Chairman and President (2015-present) and Director (2016-present) of Strategic Advisers, Inc. (investment adviser firm), and President of Fidelity Research & Analysis Company (investment adviser firm, 2010-present). Previously, Mr. Herring served as Group Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-2015) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2005-2013), Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of FMR, Vice President of FMR Co., Inc. (investment adviser firm, 2001-2007), and as a portfolio manager.

Robert A. Lawrence (1952)

Year of Election or Appointment: 2016

Trustee

Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Peter C. Aldrich (1944)

Year of Election or Appointment: 2006

Trustee

Mr. Aldrich also serves as Trustee of other funds. Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of the funds of BlackRock Realty Group (2006-present), and a Director of LivelyHood, Inc. (private corporation, 2013-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as a Director of Zipcar, Inc. (car sharing services, 2001-2009) and as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston (emeritus) and Massachusetts Eye and Ear Infirmary.

Amy Butte Liebowitz (1968)

Year of Election or Appointment: 2011

Trustee

Ms. Butte also serves as Trustee of other funds. She is a Board Observer for Carbon38 (e-commerce, 2015-present), Strategic Advisor to the Long-Term Stock Exchange (financial technology start-up company, 2015-present), and member of the Advisory Board of and on air contributor for Wall Street Week (investment news, 2015-present). Ms. Butte was the founder and Chief Executive Officer of TILE Financial and SpendGrowGive (financial internet service, 2008-2012). Previously, Ms. Butte served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008) and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte is a member of the Economic Club of New York and WomenCorporateDirectors. Ms. Butte previously served as a member of the Boards of Accion International, Women’s Forum of New York, National Organization of Investment Professionals, and YMCA of Greater New York and on the Corporate Advisory Board of the New York City Ballet. Ms. Butte is also an alumna of the World Economic Forum's Young Global Leader program and the French American Young Leader program.

Ralph F. Cox (1932)

Year of Election or Appointment: 2006

Trustee

Mr. Cox also serves as Trustee of other funds. Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Mary C. Farrell (1949)

Year of Election or Appointment: 2013

Trustee

Ms. Farrell also serves as Trustee or Member of the Advisory Board of other funds. Ms. Farrell is a Director of the W.R. Berkley Corporation (insurance provider) and President (2009-present) and Director (2006-present) of the Howard Gilman Foundation (charitable organization). Previously, Ms. Farrell was Managing Director and Chief Investment Strategist at UBS Wealth Management USA and Co-Head of UBS Wealth Management Investment Strategy & Research Group (2003-2005). Ms. Farrell also served as Investment Strategist at PaineWebber (1982-2000) and UBS PaineWebber (2000-2002). Ms. Farrell also serves as Trustee on the Board of Overseers of the New York University Stern School of Business, as Chairman of the Board of Trustees of Yale-New Haven Hospital, and on the Yale New Haven Health System Board.

Karen Kaplan (1960)

Year of Election or Appointment: 2006

Trustee

Ms. Kaplan also serves as Trustee of other funds. Ms. Kaplan is Chairman (2014-present), Chief Executive Officer (2013-present), and President (2007-2013) of Hill Holliday (advertising and specialized marketing). Ms. Kaplan is a Director of The Michaels Companies, Inc. (specialty retailer, 2015-present), Member of the Board of Governors of the Chief Executives’ Club of Boston (2010-present), Member of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present), Director of the National Association of Corporate Directors Chapter (2012-present), Member of the Board of Trustees of the Post Office Square Trust (2012-present), Member of the Brigham and Women’s Hospital President's Advisory Council (2014-present), and Overseer of the Boston Symphony Orchestra (2014-present). Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), a member of the Clinton Global Initiative (2010-2015), Director of DSM (dba Delta Dental and DentaQuest) (2004-2014), Formal Appointee of the 2015 Baker-Polito Economic Development Council, Director of Vera Bradley Inc. (designer of women’s accessories, 2012-2015), Member of the Board of Directors of the Massachusetts Conference for Women (2008-2015), Member of the Board of Directors of Jobs for Massachusetts (2012-2015), President of the Massachusetts Women’s Forum (2008-2010), Treasurer of the Massachusetts Women’s Forum (2002-2006), and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Howard E. Cox, Jr. may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Howard E. Cox, Jr. (1944)

Year of Election or Appointment: 2009

Member of the Advisory Board

Mr. Cox also serves as Member of the Advisory Board of other funds. Mr. Cox is a Partner of Greylock (venture capital, 1971-present) and a Director of Stryker Corporation (medical products and services, 1974-present). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010). Mr. Cox also serves as a Member of the Secretary of Defense's Business Board of Directors (2008-present), a Director of Business Executives for National Security (1997-present), a Director of the Brookings Institution (2010-present), a Director of the World Economic Forum’s Young Global Leaders Foundation (2009-present), and is a Member of the Harvard Medical School Board of Fellows (2002-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Brian J. Blackburn (1975)

Year of Election or Appointment: 2014

Assistant Secretary

Mr. Blackburn also serves as an officer of other funds. Mr. Blackburn serves as Vice President & Associate General Counsel (2013-present) and is an employee of Fidelity Investments (2007-present).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2012

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2015

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2015

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers, Inc. (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

John Hitt (1967)

Year of Election or Appointment: 2014

Secretary and Chief Legal Officer

Mr. Hitt also serves as an officer of other funds. Mr. Hitt serves as Senior Vice President and Deputy General Counsel in Fidelity's Asset Management Group (2010-present) and is an employee of Fidelity Investments.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Standing Committees of the Trustees. The Board of Trustees has established two committees to supplement the work of the Board as a whole. The members of each committee are Independent Trustees.

The Audit and Compliance Committee is composed of Ms. Butte Liebowitz (Chair), Mr. Aldrich, Mr. Ralph Cox, and Mses. Farrell and Kaplan. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. The committee determines whether at least one member of the committee is an "audit committee financial expert" as defined in rules promulgated by the SEC under the Sarbanes-Oxley Act of 2002. The committee normally meets in conjunction with in person meetings of the Board of Trustees, or more frequently as called by the Chair or a majority of committee members. The committee meets separately periodically with the fund's Treasurer, the fund's Chief Financial Officer, the fund's CCO, personnel responsible for the internal audit function of FMR LLC, and the fund's outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the fund for the purpose of preparing or issuing an audit report or related work. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the fund and the fund's service providers, (ii) the financial reporting processes of the fund, (iii) the independence, objectivity and qualification of the auditors to the fund, (iv) the annual audits of the fund's financial statements, and (v) the accounting policies and disclosures of the fund. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations (auditor independence regulations) of the SEC. It is responsible for approving all audit engagement fees and terms for the fund and for resolving disagreements between the fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the fund report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the fund and any service providers consistent with Public Company Accounting Oversight Board (PCAOB) Ethics and Independence Rule 3526, Communication with Audit Committees Concerning Independence. The committee will discuss with the outside auditors any such disclosed relationships and their impact on the auditor's independence and objectivity. The committee will receive reports of compliance with provisions of the auditor independence regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the fund's service providers' internal controls and reviews with management, internal audit personnel of FMR LLC, and outside auditors the adequacy and effectiveness of the fund's and service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the fund's ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the fund's or service provider's internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the fund's financial statements and any material reports or inquiries received from regulators or governmental agencies. The committee reviews at least annually a report from the outside auditor describing (i) any material issues raised by the most recent internal quality control review, peer review, or PCAOB examination of the auditing firm and (ii) any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm since the most recent report and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the fund's financial reporting process from the fund's Treasurer and outside auditors and will receive reports from any outside auditor relating to (i) critical accounting policies and practices used by the fund, (ii) alternative accounting treatments that the auditor has discussed with Strategic Advisers, and (iii) other material written communications between the auditor and Strategic Advisers (as determined by the auditor). The committee will discuss with Strategic Advisers, the fund's Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the fund. The committee will review with Strategic Advisers, the fund's Treasurer, outside auditors, and internal audit personnel of FMR LLC (to the extent relevant) the results of audits of the fund's financial statements. The committee will discuss regularly and oversee the review of the fund's major internal controls exposures, the steps that have been taken to monitor and control such exposures, and any risk management programs relating to the fund. The committee also oversees the administration and operation of the compliance policies and procedures of the fund and fund's service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee of the Board of Trustees or reserved to the Board itself. The committee has responsibility for recommending to the Board the designation of a CCO of the fund. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO and, if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports on significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the fund's compliance policies as required by Rule 38a-1 and quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws. During the fiscal year ended May 31, 2016, the committee held five meetings.

The Governance and Nominating Committee is composed of Mr. Ralph Cox (Chair), Mr. Aldrich, and Mses. Butte Liebowitz, Farrell, and Kaplan. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the fund's or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the fund's expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the fund, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. During the fiscal year ended May 31, 2016, the committee held four meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2015 (or as of December 31, 2016 for Mr. Lawrence, Trustee as of October 17, 2016).

Interested Trustees (1)
DOLLAR RANGE OF FUND SHARES	BruceHerring	Robert A.Lawrence	Roger T.Servison
Strategic Advisers® Growth Multi-Manager Fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none	none

(1)  Effective October 17, 2016, Roger T. Servison retired as Trustee and Robert Lawrence was elected Trustee.

Independent Trustees
DOLLAR RANGE OF FUND SHARES	Peter C.Aldrich	AmyButte Liebowitz	Ralph F.Cox	Mary C.Farrell
Strategic Advisers® Growth Multi-Manager Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Karen T.Kaplan
Strategic Advisers® Growth Multi-Manager Fund	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended May 31, 2016, or calendar year ended December 31, 2015, as applicable.

Compensation Table (1)
AGGREGATE COMPENSATION FROM A FUND	Peter C.Aldrich	AmyButte Liebowitz	Ralph F.Cox	Mary C.Farrell
Strategic Advisers® Growth Multi-Manager Fund (2)	$129	$145	$145	$137
TOTAL COMPENSATION FROM THE FUND COMPLEX (3)	$235,000	$265,000	$265,000	$250,000
AGGREGATE COMPENSATION FROM A FUND	Karen T.Kaplan
Strategic Advisers® Growth Multi-Manager Fund (2)	$128
TOTAL COMPENSATION FROM THE FUND COMPLEX (3)	$232,500

(1)  Bruce T. Herring, Roger T. Servison, Howard E. Cox, Jr., and Robert A. Lawrence are interested persons and are compensated by Strategic Advisers or an affiliate (including FMR).

(2)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Amy Butte Liebowitz, $119; Mary C. Farrell, $52; and Karen T. Kaplan, $103.

(3)  Reflects compensation received for the calendar year ended December 31, 2015, for 18 funds of one trust. Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: Amy Butte Liebowitz, $215,000; Mary C. Farrell, $92,500; and Karen T. Kaplan, $185,000.

As of May 31, 2016, the Trustees, Members of the Advisory Board (if any), and officers of the fund owned, in the aggregate, less than 1% of the fund's total outstanding shares.

As of May 31, 2016, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Class Name	Owner Name	City	State	Ownership %
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2020 FUND	BOSTON	MA	16.21%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2035 FUND	BOSTON	MA	12.03%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2045 FUND	BOSTON	MA	10.16%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2050 FUND	BOSTON	MA	8.93%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2025 FUND	BOSTON	MA	8.87%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2055 FUND	BOSTON	MA	8.63%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2030 FUND	BOSTON	MA	8.50%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIMM LLC	BOSTON	MA	6.40%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2040 FUND	BOSTON	MA	5.93%
Strategic Advisers® Growth Multi-Manager Fund - Class F	FIDELITY® MULTI-MANAGER 2015 FUND	BOSTON	MA	5.92%
Strategic Advisers® Growth Multi-Manager Fund (1)	FIMM LLC	BOSTON	MA	95.22%
Strategic Advisers® Growth Multi-Manager Fund - Class L	FIMM LLC	BOSTON	MA	99.97%
Strategic Advisers® Growth Multi-Manager Fund - Class N	FIMM LLC	BOSTON	MA	100.00%

(1)  The ownership information shown above is for a class of shares of the fund.

As of May 31, 2016, the following owned of record and/or beneficially 25% or more of the outstanding shares:

Fund Name	Owner Name	City	State	Ownership %
Strategic Advisers® Growth Multi-Manager Fund	FIMM LLC	BOSTON	MA	91.54%

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of Strategic Advisers and FIAM LLC (FIAM). The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

ClariVest is a registered investment adviser, has its principal office at 3611 Valley Centre Drive, Suite 100, San Diego, California 92130. ClariVest employees own 55% of ClariVest. Eagle Asset Management, Inc., a subsidiary of Raymond James Financial, owns 45%.

FIAM is a registered investment adviser. FMR LLC is the ultimate parent company of FIAM. Information regarding the ownership of FMR LLC is disclosed above.

Geode, a registered investment adviser, is a subsidiary of Geode Capital Holdings, LLC. Geode and Geode Capital Holdings, LLC have principal offices at One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Geode was founded in January 2001 to develop and manage quantitative and investment strategies and to provide advisory and sub-advisory services.

Loomis Sayles, a registered investment adviser, has its principal office at One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is an indirect subsidiary of Natixis Global Asset Management, L.P. which is an indirect subsidiary of Natixis Global Asset Management (“NGAM”), an international asset management group based in Paris, France. NGAM is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group.

MFS is a registered investment adviser, has its principal offices at 111 Huntington Avenue, Boston, Massachusetts 02199. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

MSIM is a registered investment adviser, has its principal offices at 522 Fifth Avenue, New York, New York 10036. MSIM is a subsidiary of Morgan Stanley. MSIM, together with its affiliated asset management companies, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley, the parent of MSIM, is a global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing, and financial advisory services.

Waddell & Reed Investment Management Company (WRIMCO) is a registered investment adviser, has its principal office at 6300 Lamar Avenue, P.O. Box 29217, Overland Park, Kansas 66201-9217. WRIMCO is a subsidiary of Waddell & Reed Financial, Inc., a publicly held company.

Strategic Advisers, ClariVest, FIAM, Geode, Loomis Sayles, MFS, MSIM, WRIMCO (the Investment Advisers), FDC, and the fund have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the fund, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including the Investment Advisers' investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

The fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

The fund's initial shareholder approved a proposal permitting Strategic Advisers to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements, subject to conditions of an exemptive order that has been granted by the SEC (Exemptive Order). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Strategic Advisers has retained ClariVest, FIAM, Geode, Loomis Sayles, MFS, MSIM, and WRIMCO to serve as sub-advisers for the fund. The sub-advisers do not sponsor the fund.

It is not possible to predict the extent to which the fund's assets will be invested by a particular sub-adviser at any given time and one or more sub-advisers may not be managing any assets for the fund at any given time.

Management and Sub-Advisory Services. Under the terms of its management contract with the fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate the fund's assets pursuant to its investment strategy. Strategic Advisers or its affiliates provide the fund with all necessary office facilities and personnel for servicing the fund's investments, compensate all officers of the fund and all Trustees who are interested persons of the trust or of Strategic Advisers, and compensate all personnel of the fund or Strategic Advisers performing services relating to research, statistical and investment activities.

In addition, Strategic Advisers or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Under its respective sub-advisory agreement, and subject to the supervision of the Board of Trustees, each sub-adviser directs the investment of its allocated portion of the fund's assets in accordance with the fund's investment objective, policies and limitations.

Management-Related Expenses. In addition to the management fee payable to Strategic Advisers and the fees payable to the transfer agent and pricing and bookkeeping agent, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of Strategic Advisers under the management contract, the fund pays Strategic Advisers a monthly management fee calculated by adding the annual rate of 0.30% of the fund's average daily net assets throughout the month plus the total fees payable monthly to the fund's sub-advisers based upon each sub-adviser's respective allocated portion of the fund's assets; provided, however, that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets.

The following table shows the amount of management fees paid by the fund to Strategic Advisers for the past three fiscal years. In addition, the table shows the amount of waivers reducing management fees.

Fund	Fiscal Years Ended May 31	Amount of Waivers Reducing Management Fees	Management Fees Paid to Investment Adviser	Management Fees Paid as a % of Average Net Assets of the Fund
Strategic Advisers® Growth Multi-Manager Fund	2016	$0	$317,666	0.5021%
	2015	$0	$311,242	0.5104%
	2014	$0	$382,510	0.5250%

Strategic Advisers may, from time to time, voluntarily reimburse all or a portion of a fund's or, in the case of a multiple class fund, a class's operating expenses. Strategic Advisers retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns, and repayment of the reimbursement will decrease returns.

Sub-Adviser - ClariVest. The fund and Strategic Advisers have entered into a sub-advisory agreement with ClariVest pursuant to which ClariVest may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays ClariVest fees based on the net assets of the portion of the fund managed by ClariVest pursuant to a separately negotiated investment mandate (a “Strategy”). The fees are calculated using the effective rate applicable to Aggregated Assets managed by ClariVest under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by ClariVest pursuant to that Strategy.

Sub-Adviser - FIAM. The fund and Strategic Advisers have entered into a sub-advisory agreement with FIAM pursuant to which FIAM may provide investment advisory services for the fund.

Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays FIAM fees based on the net assets of the portion of the fund managed by FIAM pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by FIAM under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by FIAM pursuant to that Strategy.

The following fee rate schedule(s) apply to the mandates below, which have not currently been allocated a portion of the fund's assets.

Focused Large Cap Growth: 0.35% of the first $250 million in assets; 0.30% of the next $250 million in assets; 0.25% of the next $500 million in assets; and 0.20% on any amount in excess of $1.0 billion in assets.

Large Cap Core: 0.40% on the first $100 million in assets and 0.30% on any amount in excess of $100 million in assets.

Sub-Adviser - Geode. The fund and Strategic Advisers have entered into a sub-advisory agreement with Geode pursuant to which Geode may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Geode fees based on the net assets of the portion of the fund managed by Geode pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Geode under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Geode pursuant to that Strategy.

The following fee rate schedule(s) apply to the mandate below, which has not currently been allocated a portion of the fund's assets.

Factor-Based: 0.125% of the first $500 million in assets; 0.10% of the next $500 million in assets; and 0.075% on any amount in excess of $1 billion in assets.

Sub-Adviser - Loomis Sayles. The fund and Strategic Advisers have entered into a sub-advisory agreement with Loomis Sayles pursuant to which Loomis Sayles may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Loomis Sayles fees based on the net assets of the portion of the fund managed by Loomis Sayles pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Loomis Sayles under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Loomis Sayles pursuant to that Strategy.

Sub-Adviser - MFS. The fund and Strategic Advisers have entered into a sub-advisory agreement with MFS pursuant to which MFS may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays MFS fees based on the net assets of the portion of the fund managed by MFS pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by MFS under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by MFS pursuant to that Strategy.

Sub-Adviser - MSIM. The fund and Strategic Advisers have entered into a sub-advisory agreement with MSIM pursuant to which MSIM may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays MSIM fees based on the net assets of the portion of the fund managed by MSIM pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by MSIM under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by MSIM pursuant to that Strategy.

MSIM has not currently been allocated a portion of the fund's assets to manage.

Sub-Adviser - WRIMCO. The fund and Strategic Advisers have entered into a sub-advisory agreement with WRIMCO pursuant to which WRIMCO may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays WRIMCO fees based on the net assets of the portion of the fund managed by WRIMCO pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by WRIMCO under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by WRIMCO pursuant to that Strategy.

WRIMCO has not currently been allocated a portion of the fund's assets to manage.

The following table shows the amount of sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to FIAM for the past three fiscal years.

Fund	Fiscal Years Ended May 31	Sub-Advisory Fees Paid by Strategic Advisers to FIAM	Sub-Advisory Fees Paid by Strategic Advisers to FIAM as a % of Average Net Assets of the Fund
Strategic Advisers® Growth Multi-Manager Fund	2016 (1)	$25,483	0.0403%
	2015	$28,316	0.0464%
	2014	$37,368	0.0513%

(1)  FIAM managed a portion of the fund's assets through April 2016.

The following table shows the aggregate amount of sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to unaffiliated sub-advisers for the past three fiscal years.

Fund	Fiscal Years Ended May 31	Aggregate Sub-Advisory Fees Paid to Unaffiliated Sub-Adviser(s)	Aggregate Sub-Advisory Fees Paid to Unaffiliated Sub-Adviser(s) as a % of Average Net Assets of the Fund
Strategic Advisers® Growth Multi-Manager Fund	2016	$102,746	0.1624%
	2015	$99,813	0.1637%
	2014	$126,228	0.1733%

Differences between the amount of the management fees paid by the fund to Strategic Advisers and the aggregate amount of the sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to FIAM and unaffiliated sub-advisers may be due to expense estimates, which are accrued in the period to which they relate and adjusted when actual amounts are known.

Portfolio Manager Compensation – Strategic Advisers.

John A. Stone is an employee of Strategic Advisers, a subsidiary of FMR LLC and an affiliate of FMR. Strategic Advisers is the adviser to the fund.

Mr. Stone is lead portfolio manager of the fund and receives compensation for his services. As of May 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Strategic Advisers or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at Strategic Advisers or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of Strategic Advisers funds and accounts, including the fund. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s), and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and peer group. A subjective component of the bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers. The portion of the portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the Russell 1000® Growth Index, and the pre-tax investment performance of the fund (based on the performance of the fund’s retail class) measured against the Morningstar® Large Growth Category. The portfolio manager may be compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Strategic Advisers' parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Strategic Advisers or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stone as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	64	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$45,815	$63,176	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($59 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Stone was $100,001 - $500,000.

Portfolio Manager Compensation - ClariVest. David J. Pavan, Frank Feng, Ed Wagner, and Stacey Nutt serve as co-portfolio managers for ClariVest’s portion of the fund’s assets. Compensation paid by ClariVest to its portfolio managers has three primary components: (1) a base salary, (2) a discretionary bonus, and (3) for those employees with equity in the firm (including the portfolio managers for the fund), distributions from the LLC. The portfolio managers also receive certain retirement, insurance, and other benefits that are broadly available to all ClariVest employees. The intent of this compensation plan is to achieve a market competitive structure with a high degree of variable compensation through participation in a bonus pool and equity distributions.

ClariVest seeks to compensate portfolio managers in a manner commensurate with their responsibilities, contributions and performance, and that is competitive with other firms within the investment management industry. Salaries, bonuses, and distributions are also influenced by the operating performance of ClariVest.

Bonuses are based on a variety of factors, including overall profitability of the firm as well as individual contribution to the firm. Bonuses are not simply tied to individual product performance. ClariVest believes that payment of bonuses based on short term performance is counterproductive to the environment at ClariVest. All members of the investment team are expected to actively participate in ongoing research, some of which may not primarily benefit the product on which they are the named portfolio manager. Bonuses based on short term individual performance would not incent investment team members to do so. The firm’s overall annual cash bonus pool is typically based on a fixed percentage of pre-bonus operating income.

ClariVest believes that equity ownership in the firm (or the potential for such) is both a tool for attracting and retaining employees. Currently, the portfolio managers for the fund are equity owners in the firm. Additionally, it is expected that equity ownership in the firm will broaden to additional employees over time.

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the fund’s investments on the one hand and the investments of other accounts or vehicles for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions between the fund and the other accounts or vehicles, a portfolio manager may take action with respect to another account or vehicle that differs from the action taken with respect to the fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account or otherwise provide more revenue to the investment adviser. While these factors may create conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities, the portfolio managers will endeavor to exercise their discretion in a manner that they believe is equitable to all interested persons.

The following table provides information relating to other accounts managed by Mr. Pavan as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	4	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,615	$315	$43
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($16 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Pavan was none.

The following table provides information relating to other accounts managed by Mr. Feng as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,615	$24	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($16 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Feng was none.

The following table provides information relating to other accounts managed by Mr. Wagner as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	4	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,615	$315	$41
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($16 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Wagner was none.

The following table provides information relating to other accounts managed by Dr. Nutt as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	15	16
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	$2,969	$1,127	$498
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$12	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($16 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Dr. Nutt was none.

Portfolio Manager Compensation - Loomis Sayles.

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total for fixed-income managers and 70% for equity managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the Chief Investment Officer ("CIO") and senior management. The "CIO" and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of Loomis Sayles’ institutional composites to the performance of the applicable Morningstar peer group and/or the Lipper universe. Generally speaking the performance of the respective product’s fund is compared against the applicable Morningstar peer group and/or the Lipper universe. If the majority of the assets in the product are contained in the mutual fund that comparison will drive compensation. To the extent the majority of assets managed in the fund strategy are for institutional separate accounts, the Evestment Alliance institutional peer group will also be used as an additional comparison. In situations where substantially all of the assets for the strategy are institutional, the institutional peer group will be used as the primary method of comparison. A manager’s performance relative to the peer group for the 1, 3 and 5 year periods (or since the start of the manager’s tenure, if shorter) is used to calculate the amount of variable compensation payable due to performance. The 1 year may be eliminated for some products (large cap growth, all cap growth, and global growth). Longer-term performance (3 and 5 (or 10 years for large cap growth, all cap growth, and global growth) years or since the start of the manager’s tenure, if shorter) combined is weighted more than shorter-term performance (1 year or 3 years for large cap growth, all cap growth, and global growth). In addition, the performance measurement for equity compensation incorporates a consistency metric using longer term (3, 5, etc.) rolling return compared to the peer group over a sustained measurement period (5, 7, etc. years). The exact method may be adjusted to a product’s particular style. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative revenue of accounts represented in each product. The external benchmark used as a secondary comparison is the Russell 1000® Growth Index.

Loomis Sayles also uses either an institutional peer group as a point of comparison for equity manager performance or a Morningstar universe and/or the Lipper universe. In cases where the institutional peer groups are used, Loomis Sayles believes they represent the most competitive product universe while closely matching the investment styles offered by the Loomis Sayles fund.

In addition to the compensation described above, portfolio managers may receive additional compensation based on the overall growth of their strategies.

General

Most mutual funds are not included in the Loomis Sayles’ strategy composites, so unlike managed accounts, fund performance and asset size in those cases would not directly contribute to this calculation. However, each fund managed by Loomis Sayles employs strategies endorsed by Loomis Sayles and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. The plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

• the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

• upon retirement, a participant will receive a multi-year payout for his or her vested units; and

• participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan is similarly constructed although the participants’ annual participation in company earnings is deferred for two years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there are no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

The following table provides information relating to other accounts managed by Mr. Hamzaogullari as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	10	86
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	$15,313	$1,693	$8,324
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$599	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($10 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Hamzaogullari was none.

Portfolio Manager Compensation - MFS. Portfolio manager compensation is reviewed annually. As of December 31, 2015, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary - Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus - Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five- year periods relative to peer group universes and/or indices (benchmarks). As of December 31, 2015, the following benchmark was used to measure the following portfolio manager’s performance for the following Fund:

Fund / Portfolio Manager / Benchmark

Strategic Advisers® Growth Multi-Manager Fund / Matthew W. Krummell / Russell 1000® Growth Index

Strategic Advisers® Growth Multi-Manager Fund / James C. Fallon / Russell 1000® Growth Index

Strategic Advisers® Growth Multi-Manager Fund / Jonathan W. Sage / Russell 1000® Growth Index

Strategic Advisers® Growth Multi-Manager Fund / John E. Stocks / Russell 1000® Growth Index

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Consideration is given to portfolio performance over one, three, and five years with emphasis placed on the longer periods. For portfolio managers who have served for more than five years, additional longer-term performance periods are also considered. For portfolio managers who have served for less than five years, performance periods are adjusted as appropriate.

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

The following table provides information relating to other accounts managed by Mr. Krummell as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	15	37
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7,889	$1,281	$5,003
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($17 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Krummell was none.

The following table provides information relating to other accounts managed by Mr. Fallon as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	19	15	44
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7,871	$1,281	$6,664
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($17 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Fallon was none.

The following table provides information relating to other accounts managed by Mr. Sage as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	27	17	42
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$25,007	$4,233	$11,891
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($17 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Sage was none.

The following table provides information relating to other accounts managed by Mr. Stocks as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	19	15	34
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$7,871	$1,281	$4,994
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Growth Multi-Manager Fund ($17 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Strategic Advisers® Growth Multi-Manager Fund beneficially owned by Mr. Stocks was none.

PROXY VOTING GUIDELINES

Proxy Voting - Strategic Advisers.

The following Proxy Voting Guidelines were established by the Board of Trustees of Fidelity Rutland Square Trust II on behalf of the fund, after consultation with Strategic Advisers. (The guidelines are reviewed periodically by Strategic Advisers and its affiliates and by the Independent Trustees of the fund, and, accordingly, are subject to change.)

I.  General Principles

A.  The funds in the trust generally intend to vote shares of underlying funds using echo voting procedures (that is, in the same proportion as the holders of all other shares of the particular underlying fund).

B.  Any proposals not covered by paragraph A above or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate Strategic Advisers analyst or portfolio manager, as applicable, subject to review and approval by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR LLC.

Sub-Advisers:

Proxy voting policies and procedures are used by a sub-adviser to determine how to vote proxies relating to the securities held by its allocated portion of the fund's assets. The proxy voting policies and procedures used by the sub-advisers are described below.

Proxy Voting - ClariVest.

It is ClariVest’s policy to vote proxies in the interest of maximizing value for ClariVest’s Clients. ClariVest’s full policy regarding proxy voting is contained in its Compliance Manual.

ClariVest utilizes ISS to vote proxies. As a default, proxies are generally voted by ISS in accordance with ISS recommendations. This default minimizes potential conflicts of interest in proxy voting, as we rely on a third party vendor. However, ClariVest retains ultimate decision making authority with respect to the voting of Client proxies and reserves the right to override ISS recommendations. If there is a vote for which ISS does not provide a recommendation, the Operations Manager, Portfolio Manager(s) and CCO discuss the vote to determine which option is in the interest of maximizing value for ClariVest’s Clients.

ClariVest is not required to vote every Client proxy and refraining from voting should not necessarily be construed as a violation of ClariVest’s fiduciary obligations. There may be times when refraining from voting is in the Client’s best interest, such as when an adviser’s analysis of a particular Client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the Client (i.e., casting a vote on a foreign security may require that the adviser engage a translator or travel to a foreign country to vote in person).

Proxy Voting – Loomis Sayles.

1. GENERAL

A. Introduction.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will vote proxies on behalf of a client if, in its investment management agreement (“IMA”) with Loomis Sayles, the client has delegated to Loomis Sayles the authority to vote proxies on its behalf. With respect to IMAs executed with clients prior to June 30, 2004, Loomis Sayles assumes that the proxy voting authority assigned by Loomis Sayles at account setup is accurate unless the client or their representative has instructed Loomis Sayles otherwise. Loomis Sayles has adopted and implemented these policies and procedures (“Proxy Voting Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interest of clients, in accordance with Loomis Sayles’ fiduciary duties, SEC rule 206(4)-6 under the Investment Advisers Act of 1940 and Staff Legal Bulletin No. 20 (June 30, 2014). In addition to SEC requirements governing advisers, its Proxy Voting Procedures reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 08-2, 29 C.F.R. 2509.08-2 (October 17, 2008).

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

B. General Guidelines.

The following guidelines will apply when voting proxies on behalf of accounts for which Loomis Sayles has voting authority.

1. Client’s Best Interest. Loomis Sayles’ Proxy Voting Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. When considering the best interest of clients, Loomis Sayles has determined that this means the best investment interest of its clients as shareholders of the issuer. Loomis Sayles has established its Proxy Voting Procedures to assist it in making its proxy voting decisions with a view to enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments. Loomis Sayles will vote against proposals that it believes could adversely impact the current or potential market value of the issuer’s securities during the expected holding period.

2. Client Proxy Voting Policies. Rather than delegating proxy voting authority to Loomis Sayles, a client may (1) retain the authority to vote proxies on securities in its account, (2) delegate voting authority to another party or (3) instruct Loomis Sayles to vote proxies according to a policy that differs from that of Loomis Sayles. Loomis Sayles will honor any of these instructions if the client includes the instruction in writing in its IMA or in a written instruction from a person authorized under the IMA to give such instructions. If Loomis incurs additional costs or expenses in following any such instruction, Loomis may request payment of such additional costs or expenses from the client.

3. Stated Policies. These policies identify issues where Loomis Sayles will (1) generally vote in favor of a proposal, (2) generally vote against a proposal, (3) generally vote as recommended by the proxy voting service and (4) specifically consider its vote for or against a proposal. However, these policies are guidelines and each vote may be cast differently than the stated policy, taking into consideration all relevant facts and circumstances at the time of the vote.

4. Abstain from Voting. Our policy is to vote rather than abstain from voting on issues presented unless the client’s best interest requires abstention. Loomis Sayles will abstain in cases where the impact of the expected costs involved in voting exceeds the expected benefits of the vote such as where foreign corporations follow share-blocking practices or where proxy material is not available in English. Loomis Sayles will vote against ballot issues where the issuer does not provide sufficient information to make an informed decision. In addition, there may be instances where Loomis Sayles is not able to vote proxies on a client's behalf, such as when ballot delivery instructions have not been processed by a client's custodian, the Proxy Voting Service has not received a ballot for a client's account or under other circumstances beyond Loomis Sayles' control.

5. Oversight. All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the client’s best interests.

6. Availability of Procedures. Upon request, Loomis Sayles provides clients with a copy of its Proxy Voting Procedures, as updated from time to time. In addition, Loomis Sayles includes its Proxy Voting Procedures and/or a description of its Proxy Voting Procedures on its public website, www.loomissayles.com, and in its Form ADV, Part II.

7. Disclosure of Vote. Upon request, a client can obtain information from Loomis Sayles on how its proxies were voted. Any client interested in obtaining this information should contact its Loomis Sayles representatives.

8. Disclosure to Third Parties. Loomis Sayles’ general policy is not to disclose to third parties how it (or its voting delegate) voted a client’s proxy except that for registered investment companies, Loomis Sayles makes disclosures as required by Rule 30(b)(1)-(4) under the Investment Company Act of 1940 and, from time to time at the request of client groups, Loomis may make general disclosures (not specific as to client) of its voting instructions.

C. Proxy Committee.

1. Proxy Committee. Loomis Sayles has established a Proxy Committee. The Proxy Committee is composed of representatives of the Equity Research department and the Legal & Compliance department and other employees of Loomis Sayles as needed. In the event that any member is unable to participate in a meeting of the Proxy Committee, his or her designee acts on his or her behalf. A vacancy in the Proxy Committee is filled by the prior member’s successor in position at Loomis Sayles or a person of equivalent experience. Each portfolio manager of an account that holds voting securities of an issuer or analyst covering the issuer or its securities may be an ad hoc member of the Proxy Committee in connection with the vote of proxies.

2. Duties. The specific responsibilities of the Proxy Committee include,

a. to develop, authorize, implement and update these Proxy Voting Procedures, including:

(i) annual review of these Proxy Voting Procedures to ensure consistency with internal policies and regulatory agency policies,

(ii) annual review of existing voting guidelines and development of additional voting guidelines to assist in the review of proxy proposals, and

(iii) annual review of the proxy voting process and any general issues that relate to proxy voting;

b. to oversee the proxy voting process, including:

(i) overseeing the vote on proposals according to the predetermined policies in the voting guidelines,

(ii) directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration,

(iii) consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate, and

(iv) periodically sampling or engaging an outside party to sample proxy votes to ensure they comply with the Proxy Voting Procedures and are cast in accordance with the clients’ best interests;

c. to engage and oversee third-party vendors, such as Proxy Voting Services, including:

(i) determining whether a Proxy Voting Service has the capacity and competency to adequately analyze proxy issues by considering:

(a) the adequacy and quality of the Proxy Voting Service’s staffing and personnel, and

(b) the robustness of the Proxy Voting Service’s policies and procedures regarding its ability to ensure that its recommendations are based on current and accurate information and to identify and address any relevant conflicts of interest,

(ii) providing ongoing oversight of Proxy Voting Services to ensure that proxies continue to be voted in the best interests of clients,

(iii) receiving and reviewing updates from Proxy Voting Services regarding relevant business changes or changes to Proxy Voting Services’ conflict policies and procedures, and

(iv) in the event that the Proxy Committee becomes aware that a Proxy Voting Service’s recommendation was based on a material factual error, investigating the error, considering the nature of the error and the related recommendation, and determining whether the Proxy Voting Service has taken reasonable steps to reduce the likelihood of similar errors in the future; and

d. to develop and/or modify these Proxy Voting Procedures as appropriate or necessary.

3. Standards.

a. When determining the vote of any proposal for which it has responsibility, the Proxy Committee shall vote in the client’s best interest as described in section 1(B)(1) above. In the event a client believes that its other interests require a different vote, Loomis Sayles shall vote as the client instructs if the instructions are provided as required in section 1(B)(2) above.

b. When determining the vote on any proposal, the Proxy Committee shall not consider any benefit to Loomis Sayles, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.

4. Charter. The Proxy Committee may adopt a Charter, which shall be consistent with these Proxy Voting Procedures. Any Charter shall set forth the Committee’s purpose, membership and operation and shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal (e.g., he or she is a portfolio manager for an account of the issuer).

D. Conflicts of Interest.

Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in these Proxy Voting Procedures. Second, where these Proxy Voting Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

E. Recordkeeping and Disclosure.

Loomis Sayles or its Proxy Voting Service will maintain records of proxies voted pursuant to Section 204-2 of the Advisers Act. The records include: (1) a copy of its Proxy Voting Procedures and its charter; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Loomis Sayles that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Loomis Sayles’ written response to any (written or oral) client request for such records.

Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Loomis Sayles.

Loomis Sayles will provide disclosure of its Proxy Voting Procedures as well as its voting record as required under applicable SEC rules.

2. PROPOSALS USUALLY VOTED FOR

Proxies involving the issues set forth below generally will be voted FOR.

Adjustments to Par Value of Common Stock: Vote for management proposals to reduce the par value of common stock.

Annual Election of Directors: Vote for proposals to repeal classified boards and to elect all directors annually.

Appraisal Rights: Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Authority to Issue Shares (for certain foreign issuers): Vote for proposals by boards of non-US issuers where: (1) the board’s authority to issue shares with preemptive rights is limited to no more than 66% of the issuer’s issued ordinary share capital; or (2) the board’s authority to issue shares without preemptive rights is limited to no more than 5% of the issuer’s issued ordinary share capital, to the extent such limits continue to be consistent with the guidelines issued by the Association of British Insurers and other UK investor bodies; and the recommendations of the issuer’s board and the Proxy Voting Service are in agreement. Review on a case-by-case basis proposals that do not meet the above criteria.

Blank Check Preferred Authorization:

A. Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, and expressly states conversion, dividend, distribution and other rights.

B. Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

C. Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

Chairman and CEO are the Same Person: Vote for proposals that would require the positions of chairman and CEO to be held by different persons.

Changing Corporate Name: Vote for changing the corporate name.

Confidential Voting: Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived. Vote for management proposals to adopt confidential voting.

Cumulative Voting: Vote for proposals to permit cumulative voting, except where the issuer already has in place a policy of majority voting.

Delivery of Electronic Proxy Materials: Vote for proposals to allow electronic delivery of proxy materials to shareholders.

Director Nominees in Uncontested Elections:

A. Vote for proposals involving routine matters such as election of directors, provided that two-thirds of the directors would be independent and affiliated or inside nominees do not serve on any board committee.

B. Vote against nominees that are CFOs and, generally, against nominees that the Proxy Voting Service has identified as not acting in the best interest of shareholders. Vote against nominees that have attended less than 75% of board and committee meetings, unless a reasonable cause (e.g., health or family emergency) for the absence is noted and accepted by the Proxy Voting Service and the board. Vote against affiliated or inside nominees who serve on a board committee or if two thirds of the board would not be independent. Vote against governance or nominating committee members if there is no independent lead or presiding director and if the CEO and chairman are the same person. Generally, vote against audit committee members if auditor ratification is not proposed, except in cases involving mutual fund board members, who are not required to submit auditor ratification for shareholder approval pursuant to Investment Company Act of 1940 rules. Vote against compensation committee members when the Proxy Voting Service recommends a vote against the issuer's "say on pay" advisory vote. A recommendation of the Proxy Voting Service will generally be followed when electing directors of foreign companies.

C. Generally, vote against all members of a board committee and not just the chairman or a representative thereof in situations where the Proxy Voting Service finds that the board committee has not acted in the best interest of shareholders.

D. Vote as recommended by the Proxy Voting Service when directors are being elected as a slate and not individually.

Director Related Compensation: Vote for proposals that are required by and comply with the applicable statutory or listing requirements governing the issuer. Review on a case-by-case basis all other proposals.

Election of CEO Director Nominees: Vote for a CEO director nominee that sits on less than four U.S.-domiciled company boards and committees. Vote against a CEO director nominee that sits on four or more U.S.-domiciled boards and committees. Vote for a CEO director nominee of non-U.S.-domiciled companies that sits on more than 4 non-U.S.-domiciled company boards and committees.

Election of Mutual Fund Trustees: Vote for nominees who oversee less than 60 mutual fund portfolios. Vote against nominees who oversee 60 or more mutual fund portfolios that invest in substantially different asset classes (e.g., if the applicable portfolios include both fixed income funds and equity funds). Vote on a case-by-case basis for or against nominees who oversee 60 or more mutual fund portfolios that invest in substantially similar asset classes (e.g., if the applicable portfolios include only fixed income funds or only equity funds).

Equal Access: Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Fair Price Provisions:

A. Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

B. Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

Golden and Tin Parachutes:

A. Vote for shareholder proposals to have golden (top management) and tin (all employees) parachutes submitted for shareholder ratification.

B. Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Greenshoe Options (French issuers only): Vote for proposals by boards of French issuers in favor of greenshoe options that grant the issuer the flexibility to increase an over-subscribed securities issuance by up to 15% so long as such increase takes place on the same terms and within thirty days of the initial issuance, provided that the recommendation of the issuer’s board and the Proxy Voting Service are in agreement. Review on a case-by-case basis proposals that do not meet the above criteria.

Independent Audit, Compensation and Nominating Committees: Vote for proposals requesting that the board audit, compensation and/or nominating committees include independent directors exclusively.

Independent Board Chairman:

A. Vote for shareholder proposals that generally request the board to adopt a policy requiring its chairman to be "independent," as defined by a relevant exchange or market with respect to any issuer whose enterprise value is, according to the Proxy Voting Service, greater than or equal to $10 billion.

B. Vote such proposals on a case-by-case basis when, according to the Proxy Voting Service, the issuer's enterprise value is less than $10 billion.

Majority Voting: Vote for proposals to permit majority rather than plurality or cumulative voting for the election of directors/trustees.

OBRA (Omnibus Budget Reconciliation Act)-Related Compensation Proposals:

A. Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

B. Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

C. Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

D. Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Ratifying Auditors:

A. Generally vote for proposals to ratify auditors.

B. Vote against ratification of auditors where an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position. In general, if non-audit fees amount to 35% or more of total fees paid to a company's auditor we will vote against ratification and against the members of the audit committee.

C. Vote against ratification of auditors and vote against members of the audit committee where it is known that an auditor has negotiated an alternative dispute resolution procedure.

Reverse Stock Splits: Vote for management proposals to reduce the number of outstanding shares available through a reverse stock split.

Right to Adjourn: Vote for the right to adjourn in conjunction with a vote for a merger or acquisition or other proposal, and vote against the right to adjourn in conjunction with a vote against a merger or acquisition or other proposal.

Right to Call a Special Meeting: Vote for proposals that set a threshold of 10% of the outstanding voting stock as a minimum percentage allowable to call a special meeting of shareholders. Vote against proposals that increase or decrease the threshold from 10%.

Share Cancellation Programs: Vote for management proposals to reduce share capital by means of cancelling outstanding shares held in the issuer's treasury.

Shareholder Ability to Alter the Size of the Board:

A. Vote for proposals that seek to fix the size of the board.

B. Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

Shareholder Ability to Remove Directors: Vote for proposals to restore shareholder ability to remove directors with or without cause and proposals that permit shareholders to elect directors to fill board vacancies.

Share Repurchase Programs: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends: Generally vote for management proposals to increase common share authorization, provided that the increase in authorized shares following the split or dividend is not greater than 100 percent of existing authorized shares.

White Squire Placements: Vote for shareholder proposals to require shareholder approval of blank check preferred stock issues.

Written Consent: Vote for proposals regarding the right to act by written consent when the Proxy Voting Service recommends a vote for the proposal. Proposals regarding the right to act by written consent where the Proxy Voting Service recommends a vote against will be sent to the Proxy Committee for determination.

3. PROPOSALS USUALLY VOTED AGAINST

Proxies involving the issues set forth below generally will be voted AGAINST.

Common Stock Authorization: Vote against proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company. A recommendation of the Proxy Voting Service will generally be followed.

Director and Officer Indemnification and Liability Protection:

A. Proposals concerning director and officer indemnification and liability protection that limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care, or that would expand coverage beyond just legal expenses to acts, such as gross negligence, that are more serious violations of fiduciary obligations than mere carelessness.

B. Vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) only if the director's legal expenses would be covered.

Shareholder Ability to Act by Written Consent: Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Shareholder Ability to Call Special Meetings: Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Shareholder Ability to Remove Directors:

A. Vote against proposals that provide that directors may be removed only for cause.

B. Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Share Retention by Executives: Generally vote against shareholder proposals requiring executives to retain shares of the issuer for fixed periods unless the board and the Proxy Voting Service recommend voting in favor of the proposal.

Staggered Director Elections: Vote against proposals to classify or stagger the board.

Stock Ownership Requirements: Generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

Supermajority Shareholder Vote Requirements: Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Term of Office: Vote against shareholder proposals to limit the tenure of outside directors.

Unequal Voting Rights:

A. Vote against dual class exchange offers and dual class recapitalizations.

B. Vote, on a case-by-case basis, proposals to eliminate an existing dual class voting structure.

4. PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE PROXY VOTING SERVICE

Proxies involving compensation issues, not limited to those set forth below, generally will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Proxy Committee, be reviewed on a case-by-case basis.

401(k) Employee Benefit Plans: Vote for proposals to implement a 401(k) savings plan for employees.

Compensation Plans: Votes with respect to compensation plans generally will be voted as recommended by the Proxy Voting Service.

Employee Stock Ownership Plans (“ESOPs”): Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares). A recommendation of the Proxy Voting Service will generally be followed.

Executive Compensation Advisory Resolutions (“Say-on-Pay”): A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A. Vote for shareholder proposals to permit non-binding advisory votes on executive compensation.

B. Non-binding advisory votes on executive compensation will be voted as recommended by the Proxy Voting Service.

C. Vote for a 3 year review of executive compensation when a recommendation of the Proxy Voting Service is for the approval of the executive compensation proposal, and vote for an annual review of executive compensation when the Proxy Voting Service is against the approval of the executive compensation proposal.

Non-Material Miscellaneous Bookkeeping Proposals: A recommendation of the Proxy Voting Service will generally be followed regarding miscellaneous bookkeeping proposals of a non-material nature.

Preemptive Rights: Votes with respect to preemptive rights generally will be voted as recommended by the Proxy Voting Service subject to Common Stock Authorization requirements above.

Proxy Access: A recommendation of the Proxy Voting Service will generally be followed with regard to proposals intended to grant shareholders the right to place nominees for director on the issuer’s proxy ballot (“Proxy Access”). The nominating shareholder(s) should hold, in aggregate, at least 3% of the voting shares of the issuer for at least three years, and be allowed to nominate up to 25% of the nominees. All other proposals relating to Proxy Access will be reviewed on a case-by-case basis.

Stock Option Plans: A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A. Vote against plans which expressly permit repricing of underwater options.

B. Vote against proposals to make all stock options performance based.

C. Vote against stock option plans that could result in an earnings dilution above the company specific cap considered by the Proxy Voting Service.

D. Vote for proposals that request expensing of stock options.

Technical Amendments to By-Laws: A recommendation of the Proxy Voting Service will generally be followed regarding technical or housekeeping amendments to by-laws or articles designed to bring the by-laws or articles into line with current regulations and/or laws.

5. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The Proxy Committee will vote proxies involving the issues set forth below generally on a case-by-case basis after review. Proposals on many of these types of matters will typically be reviewed with the analyst following the company before any vote is cast.

Asset Sales: Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Bundled Proposals: Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Charitable and Political Contributions and Lobbying Expenditures: Votes on proposals regarding charitable contributions, political contributions, and lobbying expenditures, should be considered on a case-by-case basis. Votes for UK issuers concerning political contributions will be voted for if the issuer states that (a) it does not intend to make any political donations or incur any expenditures in respect to any political party in the EU; and (b) the proposal is submitted to ensure that the issuer does not inadvertently breach the Political Parties, Elections and Referendums Act 2000 and sections 366 and 367 of the Companies Act 2006.

Compensation in the Event of a Change in Control: Votes on proposals regarding executive compensation in the event of a change in control of the issuer should be considered on a case-by-case basis.

Conversion of Debt Instruments: Votes on the conversion of debt instruments should be considered on a case-by-case basis after the recommendation of the relevant Loomis Sayles equity or fixed income analyst is obtained.

Corporate Restructuring: Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

Counting Abstentions: Votes on proposals regarding counting abstentions when calculating vote proposal outcomes should be considered on a case-by-case basis.

Debt Restructurings: Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Consider the following issues: Dilution-How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control-Will the transaction result in a change in control of the company? Bankruptcy-Loomis Sayles’ Corporate Actions Department is responsible for consents related to bankruptcies and debt holder consents related to restructurings.

Delisting a Security: Review on a case-by-case basis all proposals to delist a security from an exchange.

Director Nominees in Contested Elections: Votes in a contested election of directors or vote no campaign must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Disclosure of Prior Government Service: Review on a case-by-case basis all proposals to disclose a list of employees previously employed in a governmental capacity.

Environmental and Social Issues: Proxies involving social and environmental issues, not limited to those set forth below, frequently will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Proxy Committee, be reviewed on a case-by-case basis if the Proxy Committee believes that a particular proposal (i) could have a significant impact on an industry or issuer (ii) is appropriate for the issuer and the cost to implement would not be excessive, (iii) is appropriate for the issuer in light of various factors such as reputational damage or litigation risk or (iv) is otherwise appropriate for the issuer.

Animal Rights: Proposals that deal with animal rights.

Energy and Environment: Proposals that request companies to file the CERES Principles.

Equal Employment Opportunity and Discrimination: Proposals regarding equal employment opportunities and discrimination.

Human Resources Issues: Proposals regarding human resources issues.

Maquiladora Standards and International Operations Policies: Proposals relating to the Maquiladora Standards and international operating policies.

Military Business: Proposals on defense issues.

Northern Ireland: Proposals pertaining to the MacBride Principles.

Product Integrity and Marketing: Proposals that ask companies to end their production of legal, but socially questionable, products.

Third World Debt Crisis: Proposals dealing with third world debt.

Golden Coffins: Review on a case-by-case basis all proposals relating to the obligation of an issuer to provide remuneration or awards to survivors of executives payable upon such executive's death.

Greenmail:

A. Vote for proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

B. Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Liquidations: Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Mergers and Acquisitions: Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Mutual Fund Distribution Agreements: Votes on mutual fund distribution agreements should be evaluated on a case-by-case basis.

Mutual Fund Fundamental Investment Restrictions: Votes on amendments to a mutual fund's fundamental investment restrictions should be evaluated on a case-by-case basis.

Mutual Fund Investment Advisory Agreement: Votes on mutual fund investment advisory agreements should be evaluated on a case-by-case basis.

Poison Pills:

A. Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

B. Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

C. Review on a case-by-case basis management proposals to ratify a poison pill.

Proxy Access: Proposals to allow shareholders to nominate their own candidates for seats on a board should be evaluated on a case-by-case basis.

Proxy Contest Defenses: Generally, proposals concerning all proxy contest defenses should be evaluated on a case-by-case basis.

Reimburse Proxy Solicitation Expenses: Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

Reincorporation Proposals: Proposals to change a company's domicile should be examined on a case-by-case basis.

Shareholder Advisory Committees: Review on a case-by-case basis proposals to establish a shareholder advisory committee.

Shareholder Proposals to Limit Executive and Director Pay:

A. Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

B. Review on a case-by-case basis (i) all shareholder proposals that seek to limit executive and director pay and (ii) all advisory resolutions on executive pay other than shareholder resolutions to permit such advisory resolutions. Vote against proposals to link all executive or director variable compensation to performance goals.

Spin-offs: Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

State Takeover Statutes: Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Tender Offer Defenses: Generally, proposals concerning tender offer defenses should be evaluated on a case-by-case basis.

Transition Manager Ballots: Any ballot received by Loomis Sayles for a security that was held for a client by a Transition Manager prior to Loomis Sayles’ management of the client’s holdings will be considered on a case-by case basis by the Proxy Committee (without the input of any Loomis Sayles analyst or portfolio manager) if such security is no longer held in the client’s account with Loomis Sayles.

Proxy Voting - MFS.

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, MFS Investment Management (Canada) Limited, MFS Investment Management Company (Lux) S.à r.l., MFS International Singapore Pte. Ltd., MFS Investment Management K.K., and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A. Voting Guidelines;

B. Administrative Procedures;

C. Records Retention; and

D. Reports.

A. VOTING GUIDELINES

1. General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account. From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the United Nations Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

B. ADMINISTRATIVE PROCEDURES

1. MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b. Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c. Considers special proxy issues as they may arise from time to time.

2. Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders. (For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.) Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a. Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);

b. If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c. If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests; and

d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

For instances where MFS is evaluating a director nominee who also serves as a director of the MFS Funds, then the MFS Proxy Voting Committee will adhere to the procedures described in section (d) above regardless of whether the portfolio company appears on our Significant Distributor and Client List.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively "Sun Life"), MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.'s ("ISS") benchmark policy, or as required by law.

Except as described in the MFS Fund's prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3. Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”). Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots. When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4. Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses the research of ISS to identify (i) circumstances in which a board may have approved excessive executive compensation, (ii) environmental and social proposals that warrant further consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will utilize research from Glass Lewis to identify such issues. MFS analyzes such issues independently and does not necessarily vote with the ISS or Glass Lewis recommendations on these issues. MFS may also use other research tools in order to identify the circumstances described above. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little involvement in most votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In certain types of votes (e.g. mergers and acquisitions, proxy contests, capitalization matters, potentially excessive executive compensation issues, or certain shareholder proposals) a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS investment analysts and/or portfolio managers. (From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.) However, the MFS Proxy Voting Committee will ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5. Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee or proxy team may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

For those markets that utilize a "record date" to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to these guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.

6. Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7. Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. From time to time, MFS may determine that it is appropriate and beneficial for representatives from the MFS Proxy Voting Committee to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters. A company or shareholder may also seek to engage with representatives of the MFS Proxy Voting Committee in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals.

C. RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

D. REPORTS

U.S. Registered MFS Funds

MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds. These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”) ; (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

Other MFS Clients

MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

The fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers.

The Trustees have approved Distribution and Service Plans on behalf of Class L and Class N of the fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow shares of the fund and/or Strategic Advisers to incur certain expenses that might be considered to constitute direct or indirect payment by the fund of distribution expenses.

The Plan adopted for each class of the fund is described in the prospectus.

The table below shows the service fees for Class N of the fund paid for the fiscal year ended May 31, 2016.

Fund(s)	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC (1)
Strategic Advisers® Growth Multi-Manager Fund - Class N	$299	$0	$299

(1)  Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

Under the Class L Plan, if the payment of management fees by the fund to Strategic Advisers is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Class L Plan. The Class L Plan specifically recognizes that Strategic Advisers may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class L shares and/or shareholder support services. In addition, the Class L Plan provides that Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class L shares.

Under the Class N Plan, if the payment of management fees by the fund to Strategic Advisers is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Class N Plan specifically recognizes that Strategic Advisers may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class N shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class N shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and its shareholders. In particular, the Trustees noted that the Class L Plan does not authorize payments by Class L of the fund other than those made to Strategic Advisers under its management contract with the fund. To the extent that each Plan gives Strategic Advisers and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

The Class N Plan does not provide for specific payments by Class N of any of the expenses of FDC, or obligate FDC or Strategic Advisers to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

In addition to the distribution and/or service fees paid by FDC to intermediaries, FDC or an affiliate may compensate intermediaries that distribute and/or service the fund and classes or, upon direction, may make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the fund on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries’ personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

The fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

If you have purchased shares of the fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from Strategic Advisers, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

The fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the agreement, FIIOC (or an agent, including an affiliate) performs transfer agency services.

For providing transfer agency services, FIIOC receives an account fee and an asset-based fee only with respect to assets not invested in Fidelity® funds and non-Fidelity funds (excluding ETFs). For retail and institutional retirement accounts, these fees are based on account type and fund type. For certain institutional accounts, these fees are based on size of position and fund type. The account fee is billed monthly on a pro rata basis at one-twelfth of the applicable annual rate as of the end of each calendar month. The asset-based fee is calculated and paid monthly on the basis of average daily net assets of a fund or class, as applicable. For assets invested in underlying Fidelity® funds, each underlying Fidelity® fund pays its respective transfer agent (either FIIOC or an affiliate of FIIOC) fees based, in part, on the number of positions in and assets of the fund invested in such underlying Fidelity® fund.

The asset-based fees are subject to adjustment in any month in which the total return of the S&P 500® Index exceeds a positive or negative 15% from a pre-established base value.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the fund through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

The fund has entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers (or an agent, including an affiliate). Under the terms of the agreement, FSC calculates the NAV and dividends for shares and maintains the fund's portfolio and general accounting records.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the fund are 0.0389% of the first $500 million of average net assets, 0.0275% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

Pricing and bookkeeping fees paid by the fund to FSC for the past three fiscal years are shown in the following table.

Fund	2016	2015	2014
Strategic Advisers® Growth Multi-Manager Fund	$24,587	$23,734	$28,373

DESCRIPTION OF THE TRUST

Trust Organization. Strategic Advisers® Growth Multi-Manager Fund is a fund of Fidelity Rutland Square Trust II, an open-end management investment company created under an initial trust instrument dated March 8, 2006. Currently, there are 18 funds offered in the trust: Strategic Advisers® Core Fund, Strategic Advisers® Core Multi-Manager Fund, Strategic Advisers® Core Income Fund, Strategic Advisers® Core Income Multi-Manager Fund, Strategic Advisers® Emerging Markets Fund, Strategic Advisers® Emerging Markets Fund of Funds, Strategic Advisers® Growth Fund, Strategic Advisers® Growth Multi-Manager Fund, Strategic Advisers® Income Opportunities Fund, Strategic Advisers® Income Opportunities Fund of Funds, Strategic Advisers® International Fund, Strategic Advisers® International II Fund, Strategic Advisers® International Multi-Manager Fund, Strategic Advisers® Short Duration Fund, Strategic Advisers® Small-Mid Cap Fund, Strategic Advisers® Small-Mid Cap Multi-Manager Fund, Strategic Advisers® Value Fund, and Strategic Advisers® Value Multi-Manager Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the fund.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

Strategic Advisers, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by Strategic Advisers. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of the fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for the fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized Strategic Advisers, in consultation with FMR, to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving the fund's best interests by striking an appropriate balance between providing information about the fund's portfolio and protecting the fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the fund's chief compliance officer periodically.

Other registered investment companies that are advised or sub-advised by Strategic Advisers or a sub-adviser may be subject to different portfolio holdings disclosure policies, and neither Strategic Advisers nor the Board exercises control over such policies or disclosure. In addition, separate account clients of Strategic Advisers and the sub-advisers have access to their portfolio holdings and are not subject to the fund's portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by Strategic Advisers or a sub-adviser and some of the separate accounts managed by Strategic Advisers or a sub-adviser have investment objectives and strategies that are substantially similar or identical to the fund's and, therefore, potentially substantially similar, and in certain cases nearly identical, portfolio holdings as the fund.

The fund will provide a full list of holdings, including its top mutual fund positions (if any), monthly on institutional.fidelity.com and www.401k.com (log in) 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after its fiscal quarter-end).

The fund will provide its top mutual fund positions (if any) as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

The fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons Strategic Advisers believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: the fund's trustees; the fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; the fund's auditors; the fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by the fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by Strategic Advisers or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. Strategic Advisers relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial holdings daily, on the next business day) and MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day).

Strategic Advisers, its affiliates, or the fund will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the fund's SAI.

There can be no assurance that the fund's policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

The fund's financial statements and financial highlights for the fiscal year ended May 31, 2016, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies in which the fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Strategic Advisers, Fidelity Investments & Pyramid Design, and Fidelity are registered service marks of FMR LLC. © 2017 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
July 30, 2016
Prospectus

Morgan Stanley Investment Management Inc. (MSIM) is no longer allocated a portion of the fund's assets to manage.

All biographical information regarding MSIM portfolio managers has been deleted from this prospectus.

At a special meeting of Strategic Advisers® Growth Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. FIAM, Geode, MSIM, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

Niall Devitt (co-manager) has managed the fund since 2017.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund’s assets to manage.

The following information replaces similar existing information found in the "Fund Management" section.

MSIM, at 522 Fifth Avenue, New York, New York 10032, has been retained to serve as a sub-adviser for the fund. As of March 31, 2016, MSIM had approximately $405 billion in discretionary assets under management. MSIM has not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found under the heading "Portfolio Manager(s)" in the "Fund Management" section.

Niall Devitt is co-manager of the fund, which he has managed since 2017. Mr. Devitt joined Fidelity Investments in 2001 and has been a part of Strategic Advisers since 2006 where he has worked as a research associate, analyst, and portfolio manager. Mr. Devitt also serves as team leader of the U.S. Equity Core team.

MMG-17-02 1.935092.115	May 2, 2017

Supplement to the
Strategic Advisers® Growth Fund
July 30, 2016
Prospectus

Morgan Stanley Investment Management Inc. (MSIM) is no longer allocated a portion of the fund's assets to manage.

All biographical information regarding MSIM's portfolio managers has been deleted from this prospectus.

At a special meeting of Strategic Advisers® Growth Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Geode, MSIM, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM provides investment advisory services for the fund.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements existing information found in the "Fund Management" section.

MSIM, at 522 Fifth Avenue, New York, New York 10032, has been retained to serve as a sub-adviser for the fund. As of March 31, 2016, MSIM had approximately $405 billion in discretionary assets under management. MSIM has not currently been allocated a portion of the fund's assets to manage.

SGF-17-01 1.935090.113	May 2, 2017

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class F
July 30, 2016
Prospectus

Morgan Stanley Investment Management Inc. (MSIM) is no longer allocated a portion of the fund's assets to manage.

All biographical information regarding MSIM's portfolio managers has been deleted from this prospectus.

At a special meeting of Strategic Advisers® Growth Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. FIAM, Geode, MSIM, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Niall Devitt (co-manager) has managed the fund since 2017.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements existing information found in the "Fund Management" section.

MSIM, at 522 Fifth Avenue, New York, New York 10032, has been retained to serve as a sub-adviser for the fund. As of March 31, 2016, MSIM had approximately $405 billion in discretionary assets under management. MSIM has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Niall Devitt is co-manager of the fund, which he has managed since 2017. Mr. Devitt joined Fidelity Investments in 2001 and has been a part of Strategic Advisers since 2006 where he has worked as a research associate, analyst, and portfolio manager. Mr. Devitt also serves as team leader of the U.S. Equity Core team.

The following information replaces existing information found in the "Fund Management" section under the heading "Advisory Fee(s)".

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rate. Voluntary arrangements may be discontinued at any time.

Strategic Advisers® Growth Multi-Manager Fund	Class F
Rate	0.81%

MMG-F-17-02 1.960894.111	May 2, 2017

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class L and Class N
July 30, 2016
Prospectus

Morgan Stanley Investment Inc. (MSIM) is no longer allocated a portion of the fund's assets to manage.

All biographical information regarding MSIM portfolio managers has been deleted from this prospectus.

At a special meeting of Strategic Advisers® Growth Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. FIAM, Geode, MSIM, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Niall Devitt (co-manager) has managed the fund since 2017.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund’s assets to manage.

The following information replaces similar existing information found in the "Fund Management" section.

MSIM, at 522 Fifth Avenue, New York, New York 10032, has been retained to serve as a sub-adviser for the fund. As of March 31, 2016, MSIM had approximately $405 billion in discretionary assets under management. MSIM has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Niall Devitt is co-manager of the fund, which he has managed since 2017. Mr. Devitt joined Fidelity Investments in 2001 and has been a part of Strategic Advisers since 2006 where he has worked as a research associate, analyst, and portfolio manager. Mr. Devitt also serves as team leader of the U.S. Equity Core team.

MMG-L-MMG-N-17-02 1.9862924.109	May 2, 2017